As filed with the Securities and Exchange Commission on August 23, 2000.

   -----------------------------------------------------------------------


                                                            File No. 333-02581

                       SECURITIES AND EXCHANGE COMMISSION

                            WASHINGTON, D.C. 20549

                                    FORM S-6

                        POST-EFFECTIVE AMENDMENT NO. 6/X/


        TO THE REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                GLENBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A
                             (Exact Name of Registrant)

                       GLENBROOK LIFE AND ANNUITY COMPANY
                               (Name of Depositor)

                                3100 SANDERS ROAD

                             NORTHBROOK, IL 60062
         (COMPLETE ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

                           MICHAEL J. VELOTTA, ESQ.
                       GLENBROOK LIFE AND ANNUITY COMPANY

                                3100 SANDERS ROAD

                             NORTHBROOK, IL 60062
               (NAME AND COMPLETE ADDRESS OF AGENT FOR SERVICE)


                                  COPIES TO:
     RICHARD T. CHOI, ESQUIRE                 TERRY R. YOUNG, ESQUIRE
   FREEDMAN, LEVY, KROLL & SIMONDS                  ALFS, INC
    1050 CONNECTICUT AVENUE, N.W.                3100 SANDERS ROAD
             SUITE 825                          NORTHBROOK, IL 60062
     WASHINGTON, D.C. 20036-5366


             IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE
                            (CHECK APPROPRIATE BOX)

/x/ immediately upon filing pursuant to paragraph (b) of Rule 485 / / on (date) pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485 / / on (date) pursuant to paragraph (a)(i) of Rule 485

                   IF APPROPRIATE, CHECK THE FOLLOWING BOX:

/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Securities being offered - interests in Glenbrook Life Variable Life Separate Account A of Glenbrook Life and Annuity Company under modified single premium variable life insurance contracts.

Approximate date of proposed public offering:  continuous.

                                Explanatory Note

Registrant is filing this Post-effective Amendment No. 6 solely for the purpose of adding a new prospectus and additional exhibits to the registration statement that reflect the different variable sub-accounts that will be available under the Glenbrook Provider Variable Life contract offered by that prospectus. Registrant does not intend for this Post-effective Amendment No. 6 to amend or delete, any other part of this registration statement except as specifically noted herein.

GLENBROOK PROVIDER VARIABLE LIFE

Glenbrook Life and Annuity Company
3100 Sanders Road

Northbrook, IL 60062
Telephone (800) 755-5275                        Prospectus dated August 23, 2000

--------------------------------------------------------------------------------

This prospectus describes the "Glenbrook Provider Variable Life," a modified single premium variable life insurance contract ("CONTRACT") offered by Glenbrook Life and Annuity Company ("WE", "US", or the "COMPANY") for prospective insured persons age 0-85. The Contract lets you, as the Contract Owner, pay a significant single premium and, subject to restrictions, additional premiums.

The Contracts are modified endowment contracts for federal income tax purposes, except in certain cases described under "FEDERAL TAX MATTERS," page ___. You will be taxed on any loan, distribution or other amount you receive from a modified endowment contract during the life of the insured to the extent of any accumulated income in the contract. Any amounts that are taxable distributions will be subject to a 10% penalty, with certain exceptions.

The minimum initial premium we will accept is $10,000. We allocate premiums to Glenbrook Life Variable Life Separate Account A ("VARIABLE ACCOUNT"). The Variable Account will invest in shares of one or more mutual funds ("FUNDS"), each of which has multiple investment portfolios ("PORTFOLIOS"). All of the Funds which are described in this prospectus may not be available with your Contract. Presently, the Variable Account invests in shares of the following
Funds:

-        AIM VARIABLE INSURANCE FUNDS

-        THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

-        DREYFUS STOCK INDEX FUND

-        DREYFUS VARIABLE INVESTMENT FUND (VIF)

-        FIDELITY VARIABLE INSURANCE PRODUCTS FUND

-        FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

-        GOLDMAN SACHS VARIABLE INSURANCE TRUST (VIT)

-        MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST(SM)

-        OPPENHEIMER VARIABLE ACCOUNT FUNDS

-        THE UNIVERSAL INSTITUTIONAL FUNDS, INC.





There is no guaranteed minimum Account Value for a Contract. The Account Value of your Contract will vary up or down to reflect the investment experience of the Variable Sub-Accounts to which you have allocated premiums. You bear the investment risk for all amounts so allocated. The Contract continues in effect so long as its Cash Surrender Value is sufficient to pay the monthly charges under the Contract ("MONTHLY DEDUCTION AMOUNT").

The Contracts provide for an Initial Death Benefit shown on the Contract Data page. The death benefit ("DEATH BENEFIT") payable under a Contract may be greater than the Initial Death Benefit but, so long as the Contract continues in effect and if no withdrawals are made, it will never be less than the Initial Death Benefit. The Account Value will, and under certain circumstances the Death Benefit of the Contract may, increase or decrease based on the investment experience of the Portfolios to which you have allocated premiums. At the death of the Insured, we will pay Death Benefit proceeds to the beneficiary.

It may not be to your advantage to purchase variable life insurance either as a replacement for your current life insurance or if you already own a variable life insurance contract.

--------------------------------------------------------------------------------



                   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROSPECTUS, NOR HAS IT PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A FEDERAL CRIME.

    IMPORTANT      THE CONTRACTS MAY BE DISTRIBUTED THROUGH BROKER-DEALERS THAT
     NOTICES       HAVE RELATIONSHIPS WITH BANKS OR OTHER FINANCIAL
                   INSTITUTIONS OR BY EMPLOYEES OF SUCH BANKS. HOWEVER, THE
                   CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
                   BY SUCH INSTITUTIONS OR ANY FEDERAL REGULATORY AGENCY.
                   INVESTMENT IN THE CONTRACTS INVOLVES INVESTMENT RISKS,
                   INCLUDING POSSIBLE LOSS OF PRINCIPAL.
                   THE CONTRACTS ARE NOT FDIC INSURED.


KLA13-4

TABLE OF CONTENTS
-------------------------------------------------------------------



                                                                           Page

----------------------------------------------------------------------------
Special Terms

----------------------------------------------------------------------------
Summary

----------------------------------------------------------------------------
The Company

----------------------------------------------------------------------------
The Variable Account

----------------------------------------------------------------------------
   General

----------------------------------------------------------------------------
   Funds

----------------------------------------------------------------------------
The Contract

----------------------------------------------------------------------------
   Application for a Contract

----------------------------------------------------------------------------
   Premiums

----------------------------------------------------------------------------
   Allocation of Premiums

----------------------------------------------------------------------------
   Accumulation Unit Values

----------------------------------------------------------------------------
   Deductions and Charges

----------------------------------------------------------------------------
   Monthly Deductions

----------------------------------------------------------------------------
   Cost of Insurance Charge

----------------------------------------------------------------------------
   Tax Expense Charge

----------------------------------------------------------------------------
   Administrative Expense Charge

----------------------------------------------------------------------------
   Other Deductions

----------------------------------------------------------------------------
   Mortality and Expense Risk Charge

----------------------------------------------------------------------------
   Annual Maintenance Fee

----------------------------------------------------------------------------
   Taxes Charged Against the Variable Account

----------------------------------------------------------------------------
   Charges Against the Funds

----------------------------------------------------------------------------
   Withdrawal Charge

----------------------------------------------------------------------------
   Due and Unpaid Premium Tax Charge

----------------------------------------------------------------------------
Contract Benefits and Rights

----------------------------------------------------------------------------
   Death Benefit

----------------------------------------------------------------------------
   Accelerated Death Benefit

----------------------------------------------------------------------------
   Confinement Waiver Benefit

----------------------------------------------------------------------------
   Account Value

----------------------------------------------------------------------------
   Transfer of Account Value

----------------------------------------------------------------------------
   Dollar Cost Averaging

----------------------------------------------------------------------------
   Automatic Portfolio Rebalancing

----------------------------------------------------------------------------
Access to Your Money

----------------------------------------------------------------------------
   Contract Loans

----------------------------------------------------------------------------
   Amount Payable on Surrender of the Contract

----------------------------------------------------------------------------



----------------------------------------------------------------------------

                                                                           Page

   Partial Withdrawals

----------------------------------------------------------------------------
   Payment Options

----------------------------------------------------------------------------
   Maturity

----------------------------------------------------------------------------
   Lapse and Reinstatement

----------------------------------------------------------------------------
   Cancellation and Exchange Rights

----------------------------------------------------------------------------
   Suspension of Valuation, Payments and Transfers

----------------------------------------------------------------------------
   Last Survivor Contracts

----------------------------------------------------------------------------
Other Matters

----------------------------------------------------------------------------
   Voting Rights

----------------------------------------------------------------------------
   Statements to Contract Owners

----------------------------------------------------------------------------
   Limit on Right to Contest

----------------------------------------------------------------------------
   Misstatement as to Age and Sex

----------------------------------------------------------------------------
   Beneficiary

----------------------------------------------------------------------------
   Assignment

----------------------------------------------------------------------------
   Dividends

----------------------------------------------------------------------------
   Distribution of the Contracts

----------------------------------------------------------------------------
   Safekeeping of the Variable Account's Assets

----------------------------------------------------------------------------
Federal Tax Matters

----------------------------------------------------------------------------
   Introduction

----------------------------------------------------------------------------
   Taxation of the Company and the Variable Account
----------------------------------------------------------------------------
   Taxation of Contract Benefits

----------------------------------------------------------------------------
   Modified Endowment Contracts

----------------------------------------------------------------------------
   Diversification Requirements

----------------------------------------------------------------------------
   Ownership Treatment

----------------------------------------------------------------------------
Additional Information About the Company

----------------------------------------------------------------------------
   Executive Officers and Directors of the Company

----------------------------------------------------------------------------
   Year 2000
----------------------------------------------------------------------------
   Legal Proceedings

----------------------------------------------------------------------------
   Legal Matters

----------------------------------------------------------------------------
   Registration Statement

----------------------------------------------------------------------------
   Experts

----------------------------------------------------------------------------
   Financial Information

----------------------------------------------------------------------------
Financial Statements

----------------------------------------------------------------------------

SPECIAL TERMS
-------------------------------------------------------------------

As used in this Prospectus, the following terms have the indicated meanings:

ACCOUNT VALUE: The aggregate value under a Contract of the Variable Sub-Accounts and the Loan Account.

ACCUMULATION UNIT: An accounting unit of measure used to calculate the value of a Variable Sub-Account.

AGE: The Insured's age at the Insured's last birthday.

CASH SURRENDER VALUE: The Cash Value less all Indebtedness and the annual maintenance fee, if applicable.

CASH VALUE: The Account Value less any applicable withdrawal charges and due and unpaid Premium Tax Charges.

CODE: The Internal Revenue Code of 1986, as amended.

CONTRACT ANNIVERSARY: The same day and month as the Contract Date for each subsequent year the Contract remains in force.

CONTRACT DATE: The date on or as of which coverage under a Contract becomes effective and the date from which Contract Anniversaries, Contract Years and Contract Months are determined.

CONTRACT OWNER: The person having rights to benefits under the Contract during the lifetime of the Insured; the Contract Owner may or may not be the Insured.

CONTRACT YEARS: Annual periods computed from the Contract Date.

DEATH BENEFIT: The greater of (1) the Specified Amount or (2) the Account Value on the date of death multiplied by the Death Benefit ratio as specified in the Contract.

FREE WITHDRAWAL AMOUNT: The amount of a surrender or partial withdrawal that is not subject to a withdrawal charge. This amount in any Contract Year is 15% of total premiums paid.

FUNDS: The registered management investment companies in which assets of the Variable Account may be invested.

INITIAL DEATH BENEFIT: The Initial Death Benefit under a Contract is shown on the Contract Data page.

INDEBTEDNESS: All Contract loans, if any, and accrued loan interest.

INSURED: The person whose life is insured under a Contract.

LOAN ACCOUNT: An account in the Company's General Account, established for any amounts transferred from the Variable Sub-Accounts for requested loans. The loan account credits a fixed rate of interest that is not based on the investment experience of the Variable Account.

MONTHLY ACTIVITY DATE: The day of each month on which the Monthly Deduction Amount is deducted from the Account Value of the Contract. Monthly Activity Dates occur on the same day of the month as the Contract Date. If there is no date equal to the Monthly Activity Date in a particular month, the Monthly Activity Date will be the last day of that month.

MONTHLY DEDUCTION AMOUNT: A deduction on each Monthly Activity Date for the cost of insurance charge, a tax expense charge and an administrative expense charge.

SPECIFIED AMOUNT: The minimum death benefit under a Contract, equal to the Initial Death Benefit on the Contract Date. Thereafter it may change in accordance with the terms of the partial withdrawal and the subsequent premium provisions of the Contract.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of the Fund is determined at the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The period between the close of regular trading on the New York Stock Exchange on successive Valuation Days.

VARIABLE ACCOUNT: Glenbrook Life Variable Life Separate Account A, an account established by the Company to separate the assets funding the Contracts from other assets of the Company.

VARIABLE SUB-ACCOUNT: The subdivisions of the Variable Account used to allocate a Contract Owner's Account Value, less Indebtedness, among the Portfolios of the Funds.

SUMMARY

-------------------------------------------------------------------

THE CONTRACT
The Contracts are life insurance contracts with death benefits, cash values, and other traditional life insurance features. However, the Contracts are "variable." Unlike the fixed benefits of ordinary whole life insurance, the Account Value will increase or decrease based on the investment experience of the Portfolios of the Funds to which you as the Contract Owner, have allocated premiums. Similarly, the Death Benefit may increase or decrease under some circumstances. Nevertheless, so long as the Contract remains in effect, the Death Benefit will not decrease below the Initial Death Benefit if no withdrawals are made. We credit the Contracts with units ("Accumulation Units") to calculate cash values. You may transfer your Account Value among the Variable Sub-Accounts.

We can issue the Contracts on either a single life or a "last survivor" basis. For a discussion of how last survivor Contracts operate differently from single life Contracts, see "Access to Your Money -- Last Survivor Contracts," page __.

In some states, we issue the Contracts in the form of a group contract. In those states, we will issue you a certificate evidencing your rights under the group Contract. In certain states, we issue certificates under group Contracts issued to the Financial Services Group Insurance Trust, an Illinois Trust. The terms "Contract" and "Contract Owner", as used in this Prospectus, refer to and include such a certificate and certificate owner, respectively.

THE VARIABLE ACCOUNT AND THE FUNDS
The Variable Account funds the variable life insurance Contracts offered by this prospectus. The Variable Account is a unit investment trust registered as such with the Securities and Exchange Commission, ("SEC") under the Investment Company Act of 1940 ("1940 Act"). It consists of Variable Sub-Accounts, each investing in a corresponding Portfolio.

Applicants should read the prospectuses for the Funds in connection with the purchase of a Contract. The investment objectives of the Fund Portfolios are briefly summarized below under "The Variable Account-Funds," page ___. Presently,the Variable Account invests in shares of the following Funds:

-        AIM VARIABLE INSURANCE FUNDS

-        THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

-        DREYFUS STOCK INDEX FUND

-        DREYFUS VARIABLE INVESTMENT FUND (VIF)

-        FIDELITY VARIABLE INSURANCE PRODUCTS FUND

-        FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

-        GOLDMAN SACHS VARIABLE INSURANCE TRUST (VIT)

-        MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST(SM)

-        OPPENHEIMER VARIABLE ACCOUNT FUNDS

-        THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

The AIM FUND has seven available Portfolios:

AIM V.I. Balanced Fund
AIM V.I. Diversified Income Fund
AIM V.I. Government Securities Fund
AIM V.I. Growth Fund
AIM V.I. Growth and Income Fund
AIM V.I. International Equity Fund
AIM V.I. Value Fund


The DREYFUS FUNDS have four available Portfolios:

The Dreyfus Socially Responsible Growth Fund, Inc.
Dreyfus Stock Index Fund
Dreyfus VIF Growth and Income Portfolio
Dreyfus VIF Money Market Portfolio

The FIDELITY FUNDS have four available Portfolios:

Fidelity VIP Contrafund-Registered Trademark Portfolio
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Growth Portfolio
Fidelity VIP High Income Portfolio

The FRANKLIN FUND has five available Portfolios:

Franklin Small Cap Fund - Class 2
Mutual Shares Securities Fund - Class 2
Templeton Developing Markets Securities Fund - Class 2
Templeton Growth Securities Fund - Class 2
Templeton International Securities Fund - Class 2

The GOLDMAN SACHS FUND has five available Portfolios:

Goldman Sachs VIT Capital Growth Fund
Goldman Sachs VIT CORE(SM) Small Cap Equity Fund
Goldman Sachs VIT CORE(SM) U.S. Equity Fund
Goldman Sachs VIT Global Income Fund
Goldman Sachs VIT International Equity Fund

The MFS FUND has four available Portfolios:

MFS Emerging Growth Series
MFS Growth with Income Series

MFS New Discovery Series
MFS Research Series

The OPPENHEIMER FUND has five available Portfolios:

Oppenheimer Aggressive Growth Fund/VA
Oppenheimer Capital Appreciation Fund/VA
Oppenheimer Global Securities Fund/VA
Oppenheimer Main Street Growth & Income Fund/VA
Oppenheimer Strategic Bond Fund/VA

The UNIVERSAL INSTITUTIONAL FUND has five available Portfolios:

Morgan Stanley UIF Equity Growth
Morgan Stanley UIF Fixed Income
Morgan Stanley UIF Global Equity
Morgan Stanley UIF Mid Cap Value
           Morgan Stanley UIF Value

The assets of each Portfolio are accounted for separately from the other Portfolios. Each has distinct investment objectives and policies, which the accompanying prospectuses for the Funds describe.

PREMIUMS

The Contract requires you to pay an initial premium of at least $10,000. You may make additional premium payments at any time, subject to the following conditions:

- only one payment is allowed in any Contract Year;

- the minimum payment is $500;

- the attained age of the Insured must be less than 86; and

- absent submission of new evidence of insurability of the Insured, the maximum additional payment permitted in a Contract Year is the "Guaranteed Additional Payment."

  The Guaranteed Additional Payment is the lesser of (1) $5,000, or (2) a percentage of the initial payment (5% for attained ages 40-70, and 0% for attained ages 20-39 and 71-80).

Additional premium payments may require an increase in the "Specified Amount", in order for the Contract to continue to meet requirements of the Internal Revenue Code. The Specified Amount is the guaranteed minimum death benefit under a Contract. We reserve the right to obtain satisfactory evidence of insurability before accepting any additional premium payments requiring an increase in Specified Amount. However, we also reserve the right to reject an additional premium payment for any reason. You may make additional premium payments at any time and in any amount necessary to avoid termination of the Contract.

DEATH BENEFIT
At the death of the Insured while the Contract is in force, we will pay the Death Benefit (less any Indebtedness and due and unpaid Monthly Deduction Amounts) to the beneficiary. The Death Benefit determined on the date of the Insured's death is the greater of (1) the Specified Amount, or (2) the Account Value multiplied by the Death Benefit ratio as found in the Contract. See "Contract Benefits and Rights -- Death Benefit," page ___.

ACCOUNT VALUE
The Account Value of your Contract will increase or decrease to reflect (1) the investment experience of the Portfolios underlying the Variable Sub-Accounts to which you have allocated Account Value; (2) interest credited to the Loan Account; and (3) deductions for the mortality and expense risk charge, the Monthly Deduction Amount, and the annual maintenance fee. There is no minimum guaranteed Account Value; you bear the risk of the investment in the Variable Sub-Accounts. See "Contract Benefits and Rights -- Account Value," page ___.

CONTRACT LOANS
You may obtain one or both of two types of cash loans from the Company. Both types of loans are secured by your Contract. The maximum amount available for these loans is 90% of the Contract's Cash Value, less the sum of:

- the amount of all loans existing on the date of the loan request (including loan interest to the next Contract Anniversary),

- any annual maintenance fee due on or before the next Contract Anniversary, and

- any due and unpaid Monthly Deduction Amounts.

See "Access to Your Money -- Contract Loans," page __.

LAPSE

Under certain circumstances a Contract may terminate if the Cash Surrender Value on any Monthly Activity Date is less than the required Monthly Deduction Amount. If that happens, we will give you (1) written notice and (2) a 61 day grace period during which you may pay additional amounts to continue the Contract. See
"Assess  to  Your  Money  --   Contract   Loans,"   page  __  and  "Lapse  and
Reinstatement," page __.

CANCELLATION AND EXCHANGE RIGHTS
You have a limited right to return your Contract for cancellation. The right to return exists during what we call the "cancellation period." The cancellation period is a number of days (which varies by state) as specified in your contract. If you choose to return the Contract for cancellation, we may require that you return it to us within the cancellation period following delivery of the Contract to you. The Company will return to you within 7 days thereafter the premiums paid for the Contract adjusted to reflect any investment gain or loss resulting from allocation to the Variable Account prior to the date of cancellation, unless state law requires a return of premium without such adjustments. In those states where the Company is required to return the premiums paid upon a cancellation of the Contract, the Company reserves the right to allocate all premium payments made prior to the expiration of the cancellation period to the Money Market Variable Sub-Account, if that procedure has been approved by the state.

In addition, once the Contract is in effect you may be able to exchange it during the first 24 months after its issuance for a non-variable permanent life insurance contract on the life of the Insured without submitting proof of insurability. We reserve the right to make such a contract available that is offered by the Company's parent or any other affiliate of the company. See "Access to Your Money -- Cancellation and Exchange Rights," page __.

TAX CONSEQUENCES
The current Federal tax law generally excludes all Death Benefit payments from the gross income of the Contract beneficiary. The Contracts generally will be treated as modified endowment contracts. This status does not affect the Contracts' classification as life insurance, nor does it affect the exclusion of Death Benefit payments from gross income. However, loans, distributions or other amounts received under a modified endowment contract prior to the Insured's death are taxed to the extent of accumulated income in the Contract (generally, the excess of Account Value over premiums paid) and may be subject to a 10% penalty tax. See "Federal Tax Matters," page __.

PERSONALIZED ILLUSTRATIONS The Company will furnish, upon request and at no charge, a personalized illustration reflecting the proposed Insured's age, sex, and underwriting classification. Where applicable, the Company will also furnish upon request an illustration for a Contract that is not affected by the sex of the Insured. These illustrations will be based, as appropriate, on the methodology and format of the hypothetical illustrations that the Company has included in its registration statement filed with the SEC for the Contracts. See "Additional Information About the Company -- Registration Statement," page __, for further information.

FEES AND EXPENSES
The following tables are designed to help you understand the various fees and expenses that you will incur, directly or indirectly, as a Contract owner. The first table describes the Contract charges and deductions you will directly bear under the Contracts. The second table describes the fees and expenses of the Portfolios you will indirectly bear when you invest in the Contracts. For further information, see "Deductions and Charges" on page __.

Contract Charges and Deductions
Account Value Charges (deducted monthly and shown as an annualized percentage of Account Value): (1)





                                                     Current(2)                                       Maximum
                                                    Single Life                                     Single Life

------------------------------------------------------------------------------------------------------------------------------------
Cost of Insurance Charge Standard:...  Standard: 0.65% (Contract Years 1-10);  Standard-Ranges from $0.06 per $1,000 of net amount
                                       0.55% (Contract Years 11+)              at risk (younger ages) up to $82.50 per $1,000 of net
                                                                               amount at risk (age 99)

                                       Special: 1.00% (Contract Years 1-10);   Special-Ranges from $0.12 per $1,000 of net amount at
                                       0.90% (contract Years 11+)              risk (younger ages) up to $82.92 per $1,000 of net
                                                                               amount at risk (age 99).


                                                     Joint Life                                     Joint Life
------------------------------------------------------------------------------------------------------------------------------------


                                       Standard: 0.30% (Contract Years 1-10);  Standard-Ranges from $0.00015 per $1,000 of net
                                       0.20% (Contract Years 11+)              amount at risk (younger ages) up to $61.995 per
                                                                               $1,000 of net amount at risk (age 99)

                                       Special: 0.65% (Contract Years 1-10);   Special-Ranges from $0.00061 per $1,000 of net amount
                                       0.55% (Contract Years 11+)              at risk (younger ages) up to $78.71083 per $1,000 of
                                                                               net amount at risk (age 99).
------------------------------------------------------------------------------------------------------------------------------------






Administrative Expense Charge.............0.25%
Tax Expense Charge                        0.40% (3)

Annual Separate Account Charges...........(deducted daily and shown as a percentage of average net assets):
Mortality and Expense Risk Charge.........0.90% Federal
Income Tax Charge.........................Currently none (4)
Annual Maintenance Fee:...................$35 (5)
Transfer Charges:.........................$10 (6)
Maximum Withdrawal Charge:................7.75% of initial premium withdrawn (7)
Due and Unpaid Premium Tax Charge:........2.25% of initial premium withdrawn (8)


-----------------------------------------------------------------------------

(1) Except for the maximum or "guaranteed" cost of insurance charge, which is expressed as a range of monthly costs per thousand dollars of net amount at risk. The net amount at risk is the difference between the Death Benefit and the Account Value. See "Deductions and Charges -- Monthly Deductions -- Cost of Insurance Charge," page __.

(2) The actual amount of insurance purchased will depend on the insured's age, sex (where permitted) and rate class. See "Deductions and Charges -- Monthly Deductions -- Cost of Insurance Charge," page __. The current cost of insurance charge under the Contracts will never exceed the guaranteed cost of insurance charge shown in your Contract.

(3) This charge includes a premium tax deduction of 0.25%, and a federal tax deduction of 0.15%, of Account Value. We assess this charge only during the first 10 Contract Years. See "Deductions and Charges -- Monthly Deductions -- Tax Expense Charge," page __.

(4) The Company does not currently assess a charge for federal income taxes that may be attributable to the operations of the Variable Account, although it may do so in the future. See "Deductions and Charges -- Other Deductions -- Taxes Charged Against the Variable Account," page __.

(5) We waive this fee if total premiums paid are $50,000 or more.

(6) We do not impose this charge on the first 12 transfers in any Contract Year. The Company reserves the right to assess a $10 charge for each transfer in excess of 12 in any Contract Year, excluding transfers due to dollar cost averaging.

(7) This charge applies only upon withdrawals of the initial premium paid at the time of Contract purchase, and it only applies to withdrawals in excess of the Free Withdrawal Amount. It does not apply to withdrawals of any additional payments paid under a Contract. The withdrawal charge declines to 0% over ten years. We impose it to cover a portion of the sales expense we incur in distributing the Contracts. See "Deductions and Charges -- Other Deductions -- Withdrawal Charge," page __. We will not impose a withdrawal charge on any withdrawal to the extent that aggregate withdrawal charges and the federal tax portion of the tax expense charge imposed would otherwise exceed 9% of total premiums paid prior to the withdrawal. See "Deductions and Charges," page __ and "Withdrawal Charge," page __.

(8) This charge applies only upon withdrawals of the initial premium paid at the time of Contract purchase. It does not apply to withdrawals of any additional payments paid under a Contract. The charge for due and unpaid premium tax declines to 0% over ten years and is imposed on full or partial withdrawals in excess of the Free Withdrawal Amount.

PORTFOLIO ANNUAL EXPENSES (AFTER VOLUNTARY REDUCTIONS AND REIMBURSEMENTS) (AS A PERCENTAGE OF PORTFOLIO AVERAGE DAILY NET ASSETS)(1)



                                                                                  Rule                            Total Portfolio
                                                            Management           12b-1            Other               Annual
Portfolio                                                      Fees               fees           Expenses            Expenses

---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Balanced Fund (2)                                     0.65%              N/A             0.56%                1.21%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Diversified Income Fund                               0.60%              N/A             0.23%                0.83%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Government Securities Fund                            0.50%              N/A             0.40%                0.90%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                                           0.63%              N/A             0.10%                0.73%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth and Income Fund                                0.61%              N/A             0.16%                0.77%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Equity Fund                             0.75%              N/A             0.22%                0.97%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                            0.61%              N/A             0.15%                0.76%
---------------------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth Fund, Inc.             0.75%              N/A             0.04%                0.79%
---------------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund                                       0.25%              N/A             0.01%                0.26%
---------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Growth & Income Fund                               0.75%              N/A             0.04%                0.79%
---------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Money Market Fund                                  0.50%              N/A             0.08%                0.58%
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund-Registered Trademark-
 Fund (3,4)                                                    0.58%              N/A             0.09%                0.67%
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Fund (3,4)                          0.48%              N/A             0.09%                0.57%
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Fund (3,4)                                 0.58%              N/A             0.08%                0.66%
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Fund (3)                              0.58%              N/A             0.11%                0.69%
---------------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund -- Class 2 (5,6)                       0.55%             0.25%            0.27%                1.07%
---------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund -- Class 2 (6,7)                 0.60%             0.25%            0.19%                1.04%
---------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund --
  Class 2 (6,8)                                                1.25%             0.25%            0.31%                1.81%
---------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund -- Class 2 (6, 9,10)          0.83%             0.25%            0.05%                1.13%
---------------------------------------------------------------------------------------------------------------------------------
Templeton International Securities Fund -- Class 2
  (6,11)                                                       0.69%             0.25%            0.19%                1.13%
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Capital Growth Fund (12,13)                  0.75%              N/A             0.25%                1.00%
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT CORE-SM- Small Cap Equity Fund
  (12,13)                                                      0.75%              N/A             0.25%                1.00%
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT CORE-SM- U.S. Equity Fund (12)               0.70%              N/A             0.20%                0.90%
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Global Income Fund (12,13)                   0.90%              N/A             0.25%                1.15%
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT International Equity Fund (12,13)            1.00%              N/A             0.35%                1.35%
---------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series (14)                                0.75%              N/A             0.09%                0.84%
---------------------------------------------------------------------------------------------------------------------------------
MFS Growth with Income Series (14)                             0.75%              N/A             0.13%                0.88%
---------------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series (14,15)                               0.90%              N/A             0.17%                1.07%
---------------------------------------------------------------------------------------------------------------------------------
MFS Research Series (14)                                       0.75%              N/A             0.11%                0.86%
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF Equity Growth (2)                           0.29%              N/A             0.56%                0.85%
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF Fixed Income (2)                            0.14%              N/A             0.56%                0.70%
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF Global Equity (2)                           0.47%              N/A             0.68%                1.15%
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF Mid Cap Value (2)                           0.43%              N/A             0.62%                1.05%
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF Value (2)                                   0.18%              N/A             0.67%                0.85%
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Aggressive Growth Fund/VA                          0.66%              N/A             0.01%                0.67%
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA                       0.68%              N/A             0.02%                0.70%
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                          0.67%              N/A             0.02%                0.69%
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Growth & Income Fund/VA                0.73%              N/A             0.05%                0.78%
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA                             0.74%              N/A             0.04%                0.78%
---------------------------------------------------------------------------------------------------------------------------------



(1) The figures shown in the table are for the year ended December 31, 1999 (except as otherwise noted).

(2) Absent voluntary reductions and reimbursements for certain Portfolios, "Management Fees," "12b-1 Fees", "Other Expenses," and "Total Portfolio Annual Expenses" as a percent of average net assets of the portfolios would have been as follows:

                                                                                  Rule                            Total Portfolio
                                                            Management           12b-1            Other               Annual
Portfolio                                                      Fees               fees           Expenses            Expenses

---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Balanced Fund                                         0.75%              N/A             0.56%                1.31%
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF Equity Growth                               0.55%              N/A             0.56%                1.11%
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF Fixed Income                                0.40%              N/A             0.56%                0.96%
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF Global Equity                               0.80%              N/A             0.68%                1.48%
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF Mid Cap Value                               0.75%              N/A             0.62%                1.37%
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF Value                                       0.55%              N/A             0.67%                1.22%
---------------------------------------------------------------------------------------------------------------------------------



The Portfolio's Advisors may discontinue all or part of these voluntary reductions and reimbursements at any time.

(3) Initial Class. "Total Annual Portfolio Expenses" reflect offset and other arrangements that reduce expenses.

(4)A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, through arrangements with certain funds', or Fidelity Management & Research Company ("FMR") on behalf of certain funds' custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. With these reductions, the "Total Portfolio Annual Expenses" presented in the table would have been 0.65% for Contrafund-Registered Trademark- Portfolio, 0.56% for Equity-Income Portfolio, and 0.65% for Growth Portfolio.

(5)On February 8, 2000, a merger and reorganization was approved that combined the assets of the fund with a similar fund of the Templeton Variable Products Series Fund, effective May 1, 2000. On
   February 8, 2000, fund shareholders approved new "Management Fees", which apply to the combined fund effective May 1, 2000. The table shows restated total expenses based on the new fees and assets of the fund as of December 31, 1999, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's expenses after May 1, 2000 would be estimated as: "Management Fees" 0.55%, "12b-1 Fees" 0.25%, "Other Expenses" 0.27%, and "Total Portfolio Annual Expenses" 1.07%.

(6)The funds' class 2 distribution plan or "Rule 12b-1 plan" is described in the fund's prospectus.

(7)On February 8, 2000, a merger and reorganization was approved that combined the fund with a similar fund of Templeton Variable Products Series Fund, effective May 1, 2000. The table shows total expenses based on the funds assets as of December 31, 1999, and not the assets of the combined fund. However, if the table reflected combined assets, the fund's expenses after May 1, 2000 would be estimated as: "Management Fees" 0.60%, "12b-1 Fees" 0.25%, "Other Expenses" 0.19%, and "Total Portfolio Annual Expenses" 1.04%.

(8)On February 8, 2000, shareholders approved a merger and reorganization that combined the fund with the Templeton Developing Markets Equity Fund, effective May 1, 2000. The shareholders of that fund had approved new "Management Fees", which apply to combined fund effective May 1, 2000. The table shows restated total expenses based on the new fees and the assets of the fund as of December 31, 1999, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's expenses after May 1, 2000 would be estimated as: "Management Fees" 1.25%, "12b-1 Fees" 0.25%,"Other Expenses" 0.29%, and "Total Portfolio Annual Expenses" 1.79%.

(9)On February 8, 2000, a merger and reorganization was approved that combined the fund with a similar fund of Templeton Variable Products Series Fund, effective May 1, 2000. The table shows total expenses based on the fund's assets as of December 31, 1999, and not the assets of the combined fund. However, if the table reflected combined assets, the fund's expenses after May 1, 2000 would be estimated as: "Management Fees" 0.80%, "12b-1 Fees" 0.25%, "Other Expenses" 0.05%, and "Total Portfolio Annual Expenses" 1.10%.

(10) The fund administration fee is paid indirectly through the management fee.

(11) On February 8, 2000, shareholders approved a merger and reorganization that combined the fund with the Templeton International Equity Fund, effective May 1, 2000. The shareholders of that fund had approved new "Management Fees", which apply to combined fund effective May 1, 2000. The table shows restated total expenses based on the new fees and the assets of the fund as of December 31,1999, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's expenses after May 1, 2000 would be estimated as: "Management Fees" 0.65%, "12b-1 Fees" 0.25%, "Other Expenses" 0.20%, and "Total Portfolio Annual Expenses" 1.10%.

(12) The Funds' expenses are based on estimated expenses for the fiscal year ending December 31, 2000.

(13) Goldman Sachs Asset Management and Goldman Sachs Asset Management International, the investment advisors, have voluntarily agreed to reduce or limit certain other expenses (excluding management fees, taxes, interest, brokerage fees, litigation, indemnification, and other extraordinary expenses) to the extent such expenses exceed the percentage stated in the calculated per annum (above table) as of each fund's respective average daily net assets. Without the limitations described above, "Other Expenses" and "Total Portfolio Annual Expenses" would be estimated as follows:

                                                                                  Rule                            Total Portfolio
                                                            Management           12b-1            Other               Annual
Portfolio                                                      Fees               Fees           Expenses            Expenses

---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Capital Growth Fund                          0.75%              N/A             0.94%                1.69%
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT CORE-SM- Small Cap Equity Fund               0.75%              N/A             0.75%                1.50%
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Global Income Fund                           0.90%              N/A             1.78%                2.68%
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT International Equity Fund                    1.00%              N/A             0.77%                1.77%
---------------------------------------------------------------------------------------------------------------------------------



The Portfolio Advisor may discontinue all or part of these voluntary reductions at any time.

(14) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Total Portfolio Annual Expenses" would be lower for certain series and would equal: 0.83% for Emerging Growth Series, 0.87% for Growth with Income Series, 1.05% for New Discovery Series, and 0.85% for Research Series.

(15)MFS has contractually agreed, subject to reimbursement, to bear expenses for these series such that each such series' "Other Expenses" (after taking into account the expense offset arrangement described above), do not exceed the following percentages of the average daily net assets of the series during the current fiscal year: 0.15% for New Discovery Series. These contractual fee arrangements will continue until at least May 1, 2001, unless changed with the consent of the board of trustees which oversees the series.

THE COMPANY
-------------------------------------------------------------------

The Company is the issuer of the Contract. It is a stock life insurance company organized in 1998 under the laws of the State of Arizona. Previously, Glenbrook was organized under the laws of the State of Illinois in 1992. The Company was originally organized under the laws of Indiana in 1965. From 1965 to 1983, the Company was known as "United Standard Life Assurance Company" and from 1983 to 1992, the Company was known as "William Penn Life Assurance Company of America." The Company is licensed to operate in the District of Columbia and all states except New York. The Company intends to market the Contract in those jurisdictions in which it is licensed to operate. The Company's headquarters are located at 3100 Sanders Road, Northbrook, Illinois 60062.

The Company is a wholly owned subsidiary of Allstate Life Insurance Company ("Allstate Life"), a stock life insurance company incorporated under the laws of the State of Illinois. Allstate Life is a wholly owned subsidiary of Allstate Insurance Company ("Allstate"), a stock property-liability insurance company incorporated under the laws of the State of Illinois. All of the outstanding capital stock of Allstate is owned by The Allstate Corporation (the "Corporation").

Glenbrook and Allstate Life entered into a reinsurance agreement effective June 5, 1992. Under the reinsurance agreement, Allstate Life reinsures substantially all of Glenbrook's liabilities under its life insurance and annuity contracts. The reinsurance agreement provides us with financial backing from Allstate Life. However, it does not create a direct contractual relationship between Allstate Life and you. In other words, the obligations of Allstate Life under the reinsurance agreement are to Glenbrook; Glenbrook remains the sole obligor under the Contract to you.

THE VARIABLE ACCOUNT
-------------------------------------------------------------------

GENERAL

The Company established the Variable Account on January 15, 1996. The Variable Account is a segregated asset account under Arizona law. The Variable Account is organized as a unit investment trust and registered as such with the SEC under the 1940 Act. The Variable Account meets the definition of "separate account" under federal securities law. Under Arizona law, the assets of the Variable Account are held exclusively for the benefit of Contract Owners and persons entitled to payments under the Contracts. The assets of the Variable Account are not chargeable with liabilities arising out of any other business which the Company may conduct.

FUNDS

The Variable Account will invest in shares of one or more Funds. The Funds are registered with the SEC under the 1940 Act as open-end, series, management investment companies. Registration of the Funds does not involve supervision of their management, investment practices or policies by the SEC. The Funds' Portfolios are designed to provide investment vehicles for variable insurance contracts of various insurance companies, in addition to the Variable Account. The Funds available for investment by the Variable Account are listed below.

Portfolio:                                           Each Portfolio Seeks:                       Investment Advisor:

AIM VARIABLE INSURANCE FUNDS*

AIM V.I. Balanced Fund                      As high a total return as possible, consistent        A I M Advisors, Inc.
                                            with preservation of capital
AIM V.I. Diversified Income Fund            A high level of current income
AIM V.I. Government Securities Fund         A high level of current income consistent with
                                            a reasonable concern for safety of principal
AIM V.I. Growth Fund                        Growth of capital
AIM V.I. Growth and Income Fund             Growth of capital with a secondary objective
                                            of current income
AIM V.I. International Equity Fund          Long-term growth of capital
AIM V.I. Value Fund                         Long-term growth of capital and income as a
                                            secondary objective

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.; THE DREYFUS STOCK INDEX FUND; AND THE DREYFUS VARIABLE INVESTMENT FUND
(VIF) (COLLECTIVELY, THE DREYFUS FUNDS)
The Dreyfus Socially Responsible Growth     Capital growth and, secondarily, current income  The Dreyfus Corporation
                                                                                                 Fund, Inc.
Dreyfus Stock Index Fund                    To match the total return of the Standard &
Poor's 500 Composite Stock Price Index
Dreyfus VIF Growth & Income Portfolio       Long-term capital growth, current income and
                                            growth of income, consistent with reasonable
                                            investment risk
Dreyfus                                     VIF Money  Market  Portfolio  A high
                                            level  of   current   income  as  is
                                            consistent with the  preservation of
                                            capital  and  the   maintenance   of
                                            liquidity

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
Fidelity VIP Contrafund
        Portfolio-Registered Trademark-     Long-term capital appreciation              Fidelity Management &
                                                                                                   Research Company
Fidelity  VIP  Equity-Income  Portfolio     Reasonable  income
Fidelity VIP Growth Portfolio               Capital appreciation
Fidelity VIP High Income Portfolio          High level of current income while also
                                            considering growth of capital

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (VIP) -- CLASS 2
Franklin Small Cap Fund (surviving fund of       Long-term capital growth                         Franklin Advisers, Inc.
merger with Franklin Small Cap Investments
Fund)
Mutual Shares Securities Fund (surviving fund    Capital appreciation. Secondary goal is income.  Franklin Mutual Advisers,
of merger with Mutual Shares Investments Fund)                                                    LLC.
Templeton Developing Markets Securities Fund     Long-term capital appreciation                   Templeton Investment
(previously Templeton Developing Markets Fund)                                                    Counsel, Inc.
Templeton Growth Securities Fund (surviving      Long-term capital growth                         Templeton Global Advisors
fund of merger with Templeton Stock Fund)                                                         Limited
Templeton International Securities Fund          Long-term capital growth                         Templeton Investment
(previously Templeton International Fund)                                                         Counsel, Inc.
GOLDMAN SACHS VARIABLE INSURANCE TRUST (VIT)
Goldman Sachs VIT Capital Growth Fund            Long-term growth of capital                      Goldman Sachs
Asset
          Management

Goldman Sachs VIT CORE-SM- Small Cap Equity      Long-term growth of capital
         Fund

Goldman Sachs VIT CORE-SM- U.S. Equity Fund      Long-term growth of capital and dividend income
Goldman Sachs VIT Global Income Fund             A high total return, emphasizing current income
                                                 and, to a lesser extent providing opportunities
                                                 for capital appreciation
Goldman Sachs VIT International Equity Fund      Long-term capital appreciation                   Goldman Sachs Asset
                                                                                                  Management International

Portfolio:                                       Each Portfolio Seeks:                            Investment Advisor:


MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST-SM-

MFS Emerging Growth Series                       Long-term growth of capital                      Massachusetts Financial
                                                                                                  Services

MFS Growth with Income Series                    Reasonable current income and long-term growth
                                                 of capital and income
MFS New Discovery Series                         Capital appreciation
MFS Research Series                              Long-term growth of capital and future income
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
Morgan Stanley UIF Equity Growth                 Long-term capital appreciation                   Morgan Stanley Asset
                                                                                                  Management

Morgan Stanley UIF Fixed Income                  Above-average total return over a market cycle
                                                 of three to five years
Morgan Stanley UIF Global Equity                 Long-term capital appreciation
Morgan Stanley UIF Mid Cap Value                 Above-average total return over a market cycle
                                                 of three to five years
Morgan Stanley UIF Value                         Above-average total return over a market cycle   Miller Anderson & Sherrerd,
                                                 of three to five years                           LLP
OPPENHEIMER VARIABLE ACCOUNT FUNDS
Oppenheimer Aggressive Growth Fund/VA            Capital appreciation                             OppenheimerFunds, Inc.
Oppenheimer Capital Appreciation Fund/VA         Capital appreciation
Oppenheimer Global Securities Fund/VA            Long-term capital appreciation
Oppenheimer Main Street Growth & Income Fund/VA  High total return, which includes growth in the value of its shares as well as current income,
                                                 from equity and debt securities
Oppenheimer Strategic Bond Fund/VA               High level of current income


*A portfolio's investment objective may be changed by the Fund's Board of Trustees without shareholders approval.




Variable Insurance Trust Portfolios may not be managed by the same portfolio managers who manage retail mutual funds with similar names. These portfolios are likely to differ from retail funds in assets, cash flow, and tax matters. Accordingly, the holdings and investment results of a portfolio can be expected to be higher or lower than the investment results of retail mutual funds.

Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank and the shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

All  dividends  and  capital  gains   distributions   from  the  Portfolios  are
automatically reinvested in shares of the distributing Portfolio at their net asset value.

There is no assurance that the Portfolios will attain their respective stated objectives. Additional information concerning the investment objectives and policies of the Portfolios can be found in the current prospectuses for the Funds.

You will find more complete information about the Portfolios, including the risks associated with each Portfolio, in the Funds' prospectuses. You should read the prospectuses for the Funds in conjunction with this prospectus.

YOU SHOULD READ THE FUND PROSPECTUSES CAREFULLY BEFORE YOU MAKE ANY DECISION CONCERNING THE ALLOCATION OF PURCHASE PAYMENTS TO A PARTICULAR VARIABLE SUB-ACCOUNT.

It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in a Fund simultaneously. Although neither the Company nor any such Fund currently foresees any such disadvantages either to variable life insurance or variable annuity contract owners, the Company has been advised that each Fund's Board of Directors or Trustees intends to monitor events in order to identify any material conflicts between variable life and variable annuity contract owners and to determine what action, if any, should be taken in response thereto. If the Board of Directors or Trustees were to conclude that separate funds should be established for variable life and variable annuity separate accounts, the Company may be required to bear the attendant expenses.

We reinvest all investment income of and other distributions to each Variable Sub-Account arising from the corresponding Portfolio in shares of that Portfolio at net asset value. The income and both realized and unrealized gains or losses on the assets of each Variable Sub-Account are therefore separate and are credited to or charged against the Variable Sub-Account without regard to income, gains or losses from any other Variable Sub-Account or from any other business of the Company. We will purchase shares in the Funds in connection with premiums allocated to the corresponding Variable Sub-Account in accordance with Contract Owners' directions. We will redeem shares in the Funds to meet Contract obligations or make adjustments in reserves, if any.

The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, or substitutions for the Fund shares underlying the Variable Sub-Accounts. If shares of any of the Funds should no longer be available for investment, or if, in the judgment of the Company's management, further investment in shares of any Fund should become inappropriate in view of the purposes of the Contracts, we may substitute shares of another Fund for shares already purchased, or to be purchased in the future, under the Contracts. We will not make any such substitution without notice to Contract Owners and without prior approval of the SEC (to the extent such approval is required by the 1940 Act).

We reserve the right to establish additional Variable Sub-Accounts of the Variable Account, each of which would invest in shares of another Fund. Subject to Contract Owner approval, the Company also reserves the right to end the registration under the 1940 Act of the Variable Account or any other separate accounts of which it is the depositor or to operate the Variable Account as a management company under the 1940 Act.

Each Fund is subject to certain investment restrictions and policies which may not be changed without the approval of a majority of the shareholders of the Fund. See the prospectuses for the Funds for further information.

THE CONTRACT
-------------------------------------------------------------------

APPLICATION FOR A CONTRACT
Individuals wishing to purchase a Contract must submit an application to the Company. We will issue a Contract only on the lives of Insureds age 0-85 who supply evidence of insurability satisfactory to the Company. Acceptance is subject to the Company's underwriting rules, and we reserve the right to reject an application for any lawful reason. If we do not issue a Contract, we will return the premium. We will not change the terms or conditions of a Contract without the consent of the Contract Owner.

Once we have received the initial premium and approved underwriting, we will issue the Contract on the date we receive the final requirement for issue. In the case of simplified underwriting, we will issue the Contract or deny coverage within 3 business days of our receipt of premium. The Insured will be covered under the Contract, however, as of the Contract Date. Since the Contract Date will generally be the date we receive the initial premium, coverage under a Contract may begin before we issue it. In addition to determining when coverage begins, the Contract Date determines Monthly Activity Dates, Contract months, and Contract Years.

If the initial premium is over the limits we establish from time to time ($1,000,000 as of the date of this Prospectus), we will not accept the initial payment with the application. In other cases where we receive the initial payment with the application, we will provide fixed conditional insurance during the underwriting period according to the terms of a conditional receipt. The fixed conditional insurance will be the insurance applied for, up to a maximum that varies by age.

PREMIUMS

The Contract is designed to require a substantial initial premium payment and, subject to certain conditions, to permit additional premium payments. The initial premium payment purchases a Death Benefit initially equal to the Contract's Specified Amount. The minimum initial payment is $10,000.

Under current underwriting rules, which are subject to change, proposed Insureds are eligible for simplified underwriting without a medical examination if their application responses and initial premium payments meet simplified underwriting standards. Customary underwriting standards will apply to all other proposed

Insureds. The maximum initial premium currently permitted on a simplified underwriting basis varies with the issue age of the insured according to the following table:

       SIMPLIFIED UNDERWRITING



ISSUE AGE         MAXIMUM INITIAL PREMIUM
---------         -----------------------

0-34                   Not available
35-44                     $15,000
45-54                     $30,000
55-64                     $50,000
65-80                    $100,000
Over age 80            Not available


Additional premium payments may be made at any time, subject to the following conditions:

- only one additional premium payment may be made in any Contract Year;

- each additional premium payment must be at least $500;

- the attained age of the Insured must be less than 86; and

- absent submission of new evidence of insurability of the Insured, the maximum additional payment permitted in a Contract Year is the "Guaranteed Additional Payment." The Guaranteed Additional Payment is the lesser of (1) $5,000, or
  (2) a percentage of the initial payment (5% for attained ages 40-70, and 0% for attained ages 20-39 and 71-85).

Additional premium payments may require an increase in Specified Amount in order for the Contract to remain within the definition of a life insurance contract under the Code. The Company reserves the right to obtain satisfactory evidence of insurability upon any additional premium payments requiring an increase in Specified Amount. However, we reserve the right to reject any additional premium payment for any reason.

Unless you request otherwise in writing, we will apply any additional payment we receive while a Contract loan exists first to reduce Indebtedness, and second, as an additional premium payment, subject to the conditions described above.

You may pay additional premiums at any time and in any amount necessary to avoid termination of the Contract without evidence of insurability.

ALLOCATION OF PREMIUMS
Upon completion of underwriting, we will either: (1) issue a Contract, or (2) deny coverage and return all premiums. If we issue a Contract, we will allocate the initial premium payment, plus an amount equal to the interest that would have been earned had the initial premium been invested in the Money Market Variable Sub-Account since the date of receipt of the premium, according to the initial premium allocation instructions specified on the application. We will make this allocation on the date the Contract is issued. In the future, the Company may allocate the initial premium to the Money Market Variable
Sub-Account during the cancellation period, in those states where state law requires premiums to be returned upon exercise of the free-look right.

ACCUMULATION UNIT VALUES
The Accumulation Unit Value for each Variable Sub-Account will vary to reflect the investment experience of the corresponding Portfolio. We will determine those values on each Valuation Day by multiplying the Accumulation Unit Value of the particular Variable Sub-Account on the preceding Valuation Day by the "Net Investment Factor" for that Sub-Account for the Valuation Period then ended. The Net Investment Factor for each Variable Sub-Account is determined by first dividing (A) the net asset value per share of the corresponding Portfolio at the end of the current Valuation Period (plus the per share dividends or capital gains distributed by that Portfolio if the ex-dividend date occurs in the Valuation Period then ended), by (B) the net asset value per share of the corresponding Portfolio at the end of the immediately preceding Valuation Period. We then subtract from the result an amount equal to the daily deductions for mortality and expense risk charges imposed during the Valuation Period. You should refer to the prospectuses for the Portfolios which accompany this prospectus for a description of how the assets of each Portfolio are valued, because that determination has a direct bearing on the Accumulation Unit Value of the corresponding Variable Sub-Account (and therefore on your Account Value). See "Contract Benefits and Rights -- Account Value," page __.

We make all valuations in connection with a Contract, (e.g., with respect to determining Account Value and Cash Surrender Value or with respect to determining the number of Accumulation Units to be credited to a Contract with each premium, other than the initial premium and additional premiums requiring underwriting), on the date the request or payment is received in good order by the Company at its home office. However, if such date is not a Valuation Day, we will make the determination on the next succeeding date that is a Valuation Day.

Specialized Uses of th Contract: Because the Contract provides for an accumulation of cash value as well as a death benefit, you can use the Contract for various individual and business financial planning purposes. Purchasing the Contract in part for such purposes entails certain risks. For example, if the investment performance of Variable Sub-Accounts to which Account Value is allocated is poorer than expected or if sufficient premiums are not paid, the Contract may lapse or may not accumulate sufficient Account Value to fund the purpose for which the Contract was purchased.

Withdrawals and Contract loans may significantly affect current and future Account Value, Cash Surrender Value, or Death Benefit proceeds. Depending upon Variable Sub-Account investment performance and the amount of a Contract loan, the loan may cause a Contract to lapse. Because the Contract is designed to provide benefits on a long-term basis, before purchasing a Contract for a specialized purpose you should consider whether the long-term nature of the Contract is consistent with the purpose for which you are considering it. Using a Contract for a specialized purpose may have tax consequences. (See "Federal Tax Matters," page __).

DEDUCTIONS AND CHARGES

Monthly Deductions
On each Monthly Activity Date including the Contract Date, we will deduct from the Account Value attributable to the Variable Account an amount ("Monthly Deduction Amount") to cover charges and expenses incurred in connection with a Contract. We will deduct a portion of the Monthly Deduction Amount from each Variable Sub-Account proportion to your Account Value allocated to that Variable Sub-Account. The Monthly Deduction Amount will vary from month to month. If the Cash Surrender Value is not sufficient to cover a Monthly Deduction Amount due on any Monthly Activity Date, the Contract may lapse. See "Access to Your Money -- Contract Benefits and Rights -- Lapse and Reinstatement," page __. The following is a summary of the monthly deductions and charges which constitute the Monthly Deduction Amount:

Cost of Insurance Charge: The cost of insurance charge covers the Company's anticipated mortality costs for standard and special risks. Current cost of insurance rates are lower after the 10th Contract Year. However, the current cost of insurance charge, which we impose by deducting a specified percentage of your Account Value, will not exceed the guaranteed cost of insurance charge. This guaranteed charge is the maximum annual cost of insurance per $1,000 as indicated in the Contract; multiplied by the difference between the Death Benefit and the Account Value (both as determined on the Monthly Activity Date); divided by $1,000; and divided by 12. For standard risks, the guaranteed cost of insurance rate is based on the 1980 Commissioners Standard Ordinary Mortality Table, age last birthday. (Unisex rates may be required in some states). A table of guaranteed cost of insurance charges per $1,000 is included in each Contract; however, the Company reserves the right to use rates less than those shown in the table. We will assess special risks at a higher cost of insurance rate that will, however, not exceed rates based on a multiple of the 1980 Commissioners Standard Ordinary Mortality Table, age last birthday. The multiple will be based on the Insured's substandard rating.

The maximum guaranteed cost of insurance charge rates are applied to the difference between the Death Benefit determined on the Monthly Activity Date and the Account Value on that same date prior to assessing the Monthly Deduction Amount, because that difference is the amount for which we are at risk should the Death Benefit be then payable. The Death Benefit as computed on a given date is the greater of (1) the Specified Amount on that date, and (2) the Account Value on that date multiplied by the applicable Death Benefit ratio. (For an explanation of the Death Benefit, see "Contract Benefits and Rights" on page __).

Example:



    Specified Amount                =     $100,000
    Account Value on the Monthly
    Activity Date                   =     $30,000
    Insured's attained age          =     45
    Death Benefit ratio for age
    45                              =     2.15



On the Monthly Activity Date in this example, the Death Benefit as then computed would be $100,000, because the Specified Amount ($100,000) is greater than the Account Value multiplied by the applicable Death Benefit ratio ($30,000 X 2.15 = $64,500). Since the Account Value on that date is $30,000, the guaranteed maximum cost of insurance charges per $1,000 would be applied to the difference ($100,000 - $30,000 = $70,000).

Assume that the Account Value in the above example was $50,000. The Death Benefit would then be $107,500 (2.15 X $50,000), since this is greater than the Specified Amount ($100,000). The maximum cost of insurance rates in that case would be applied to ($107,500 - $50,000) = $57,500.

The level of Specified Amount that an initial premium will purchase will vary based on age and sex. For example, a $10,000 initial premium paid by a male at age 45 would result in a specified amount of $39,998. If a female age 65 paid a $10,000 premium, the specified amount would be equal to $22,749.

Because the Account Value (and, as a result, the amount for which we are at risk under a Contract) may vary from month to month, the cost of insurance charge may also vary on each Monthly Activity Date. However, once we have assigned a risk rating class to an Insured when the Contract is issued, that rating class will not change if additional premium payments or partial withdrawals increase or decrease the Specified Amount.

TAX EXPENSE CHARGE: We will deduct monthly from the Account Value a tax expense charge equivalent to an annual rate of 0.40% for the first ten Contract Years. This charge compensates us for premium taxes imposed by various states and local jurisdictions and for federal taxes related to our receipt of premiums under the

Contract. The charge includes a premium tax deduction of 0.25% and a federal tax deduction of 0.15%. The 0.25% premium tax deduction over ten Contract Years approximates the Company's average expenses for state and local premium taxes (2.5%). Premium taxes vary, ranging from zero to 3.5%. We impose the premium tax deduction regardless of a Contract Owner's state of residence and, therefore, we assess it whether or not any premium tax applies. The deduction may be higher or lower than any premium tax your state imposes. However, we do not expect to make a profit from this deduction. The 0.15% federal tax deduction helps reimburse us for approximate expenses we incur for federal taxes resulting from the application of Section 848 of the Code.

ADMINISTRATIVE EXPENSE CHARGE: We will deduct monthly from your Account Value an administrative expense charge equivalent to an annual rate of 0.25%. This charge compensates us for administrative expenses we incur in our administration of the Variable Account and the Contracts.

We take all monthly deductions by canceling Accumulation Units of the Variable Account under your Contract.

OTHER DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE: We will deduct from the Variable Account a daily charge equivalent to an annual rate of 0.90% for the mortality risks and expense risks we assume in relation to the Contracts. The mortality risk assumed includes the risk that the cost of insurance charges specified in the Contract will be insufficient to meet claims. We also assume a risk that the Death Benefit will exceed the amount on which the cost of insurance charges were based, because that determination is made on the Monthly Activity Date preceding the death of an Insured. The expense risk we assume is that expenses we incur in issuing and administering the Contracts will exceed the administrative charges set in the Contract.

ANNUAL MAINTENANCE FEE: If the aggregate premiums paid on a Contract are less than $50,000, we will deduct from your Account Value an annual maintenance fee of $35 on each Contract Anniversary. This fee helps reimburse us for our administrative and maintenance costs relating to the Contracts.

TAXES CHARGED AGAINST THE VARIABLE ACCOUNT: Currently, we make no charge to the Variable Account for federal income taxes that may be attributable to the operations of the Variable Account (as opposed to the federal tax related to the receipt of premiums under the Contract). We may, however, impose such a charge in the future. We may also assess charges for other taxes, if any, attributable to the Variable Account or this class of Contracts.

CHARGES AGAINST THE FUNDS: The Variable Account purchases shares of the Funds at net asset value. The net asset value of the Fund shares reflect Fund investment management fees already deducted from the assets of the Funds. The Fund investment management fees are a percentage of the average daily value of the net assets of the Portfolios. See the "Fund Fees and Expenses" table on page__.

WITHDRAWAL CHARGE: We may assess as withdrawal charge upon surrender of the Contract and partial withdrawals in excess of the Free Withdrawal Amount. The Free Withdrawal Amount in any Contract Year is 15% of total premiums paid. Any
Free Withdrawal Amount not taken in a Contract Year may not be carried forward to increase the Free Withdrawal Amount in any subsequent year. Withdrawals in excess of the Free Withdrawal Amount will be subject to a withdrawal charge as set forth in the table below:

               PERCENTAGE OF INITIAL
CONTRACT YEAR    PREMIUM WITHDRAWN
-------------  ---------------------

1                       7.75%
2                       7.75%
3                       7.75%
4                       7.25%
5                       6.25%
6                       5.25%
7                       4.25%
8                       3.25%
9                       2.25%
10+                     0.00%



After the ninth Contract Year, we will impose no withdrawal charges. In addition, we will not impose a withdrawal charge to the extent that aggregate withdrawal charges and the federal tax portion of the tax expense charge imposed would otherwise exceed 9% of total premiums paid prior to the withdrawal. The withdrawal charge may be waived under certain circumstances if the Insured is confined to a qualified long-term care facility or hospital. See "Contract Benefits and Rights - Confinement Waiver Benefit
 on page __.
We impose the withdrawal charge to cover a portion of the expense we incur in distributing the Contracts. This expense includes agents' commissions, underwriting, and the costs associated with establishing policies.

DUE AND UNPAID PREMIUM TAX CHARGE: During the first nine Contract Years, a charge for due and unpaid premium tax will be imposed on full or partial withdrawals in excess of the Free Withdrawal Amount. This charge is shown below, as a percent of the Account Value withdrawn:



               PERCENTAGE OF INITIAL
CONTRACT YEAR    PREMIUM WITHDRAWN
-------------  ---------------------

1                       2.25%
2                       2.00%
3                       1.75%
4                       1.50%
5                       1.25%
6                       1.00%
7                       0.75%
8                       0.50%
9                       0.25%
10+                     0.00%



After the ninth Contract Year, no due and unpaid premium tax charge applies. We guarantee that the percentages indicated above will not increase.

CONTRACT BENEFITS AND RIGHTS
-------------------------------------------------------------------

DEATH BENEFIT
The Contracts provide for the payment of Death Benefit proceeds to the named beneficiary when the Insured under the Contract dies. The proceeds payable to the beneficiary equal the Death Benefit less the sum of:

- any Indebtedness, and

- any due and unpaid Monthly Deduction Amounts occurring during a Grace Period (if applicable).

The Death Benefit equals the greater of (1) the Specified Amount, or (2) the Account Value multiplied by the Death Benefit ratio. The Death Benefit ratios vary according to the attained age of the Insured and are specified in the Contract. Therefore, an increase in Account Value due to favorable investment experience may increase the Death Benefit above the Specified Amount; and a decrease in Account Value due to unfavorable investment experience may decrease the Death Benefit (but not below the Specified Amount).

EXAMPLES:
                               A                   B
                       -----------------   -----------------

Specified Amount:          $100,000            $100,000
Insured's Age:                   45                  45
Account Value on Date
 of Death:                 $ 48,000            $ 34,000
Death Benefit Ratio            2.15                2.15



In Example A, the Death Benefit equals $103,200, i.e., the greater of $100,000 (the Specified Amount) and $103,200 (the Account Value at the Date of Death of $48,000, multiplied by the Death Benefit ratio of 2.15). This amount, less any Indebtedness and due and unpaid Monthly Deduction Amounts, constitutes the proceeds which we would pay to the beneficiary.

In Example B, the Death Benefit is $100,000, i.e., the greater of $100,000 (the Specified Amount) and $73,100 (the Account Value of $34,000 multiplied by the Death Benefit ratio of 2.15).

The beneficiary may (1) take all or part of the proceeds in cash, or (2) apply the proceeds to an Income Plan. See "Payment Options," page __.

ACCELERATED DEATH BENEFIT
If the Insured becomes terminally ill, you may request an accelerated Death Benefit in an amount up to the lesser of (1) 50% of the Specified Amount on the day we receive the request, and (2) $250,000 for all policies issued by the Company that cover the Insured. "Terminally ill" means an illness or physical condition of the Insured that, notwithstanding appropriate medical care, will result in a life expectancy of 12 months or less. If the Insured is terminally ill as the result of an illness, the accelerated Death Benefit is not available unless the illness occurred at least 30 days after the issue date. If the Insured is terminally ill as the result of an accident, the accelerated Death Benefit is available if the accident occurred after the issue date. The minimum amount of Death Benefit we will accelerate is $10,000.

We will pay benefits due under the accelerated Death Benefit provision upon receipt of a written request from the Contract Owner and due proof that the Insured has been diagnosed as terminally ill. We also reserve the right to require supporting documentation of the diagnosis and to require (at our expense) an examination of the Insured by a physician of our choice to confirm the diagnosis. The amount of the payment will be the amount requested by the Contract Owner, reduced by the sum of:

- a 12 month interest discount to reflect the early payment;

- an administrative fee (not to exceed $250); and

- a pro rata amount of any outstanding Contract loan and accrued loan interest.

After the payment has been made, we will reduce the Specified Amount, the Account Value and any outstanding Contract loan on a pro rata basis.

Only one request for an accelerated Death Benefit per Insured is allowed. The accelerated Death Benefit may not be available in all states. In addition, its features may differ from those discussed above as required by state law. Please refer to the Contract for further information.

CONFINEMENT WAIVER BENEFIT
Under the terms of an endorsement to the Contract, we will waive any withdrawal charges on partial withdrawals and surrenders of the Contract while the Insured is confined to a qualified long-term care facility or hospital (as defined in the endorsement) for a period of more than 90 consecutive days beginning 30 days or more after the issue date. You must request this waiver either during the period of confinement or within 90 days after the Insured is discharged from such confinement. The confinement must have been prescribed by a licensed medical doctor or a licensed doctor of osteopathy, operating within the scope of his or her license, and must be medically necessary. The prescribing doctor may not be the Insured, the Contract Owner, or any spouse, child, parent, grandchild, grandparent, sibling or in-law of the Contract Owner. "Medically necessary" means appropriate and consistent with the diagnosis and which could not have been omitted without adversely affecting the Insured's condition. The confinement waiver benefit may not be available in all states. We reserve the right to discontinue the offering of the confinement waiver benefit amendatory endorsement upon the purchase of a new Contract.

ACCOUNT VALUE
We will compute the Account Value of a Contract on each Valuation Day. On the Contract Date, the Account Value is equal to the initial premium less the Monthly Deduction Amount for the first month. Thereafter, the Account Value will vary to reflect the investment experience of the Funds, the value of the Loan Account and the Monthly Deduction Amounts. There is no minimum guaranteed Account Value.

The Account Value of a particular Contract is related to the Accumulation Unit Value of the Variable Sub-Accounts to which premiums on the Contract have been allocated. The Account Value on any Valuation Day is calculated by multiplying the number of Accumulation Units credited to the Contract in each Variable Sub-Account as of the Valuation Day by the then Accumulation Unit Value of that Sub-Account and then adding the results for all the Variable Sub-Accounts credited to the Contract to the value of the Loan Account. See "The Contract -- Accumulation Unit Values," page __.

TRANSFER OF ACCOUNT VALUE
While the Contract remains in force and subject to the Company's transfer rules then in effect, you may request that part or all of your Account Value in a particular Variable Sub-Account be transferred to other Variable Sub-Accounts. We reserve the right to impose a $10 charge on each such transfer in excess of 12 per Contract Year. However, there are no charges on transfers at the present time. The minimum amount that can be transferred is shown on the Contract Data page(currently, there is no minimum).

On days when the New York Stock Exchange ("NYSE") is open for trading, you may make telephone transfer requests by calling 1 (800) 755-5275. We effect telephone transfer requests that we receive before 4:00 p.m., Eastern Time, at the next computed value. In the event that the NYSE closes early, i.e., before 4:00 p.m. Eastern Time, or in the event that the NYSE closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the NYSE on that particular day. We will not accept telephone requests received at any telephone number other than the number that appears in this paragraph or received after the close of trading on the NYSE.

Transfers by telephone may be made by the Contract Owner's agent of record or attorney-in-fact pursuant to a power of attorney. Telephone transfers may not be permitted in some states. The policy of the Company and its agents and affiliates is that they will not be responsible for losses resulting from acting upon telephone requests they reasonably believe are genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, we may be liable for any losses due to unauthorized or fraudulent instructions. The procedures we follow for transactions initiated by telephone include requirements that callers on behalf of a Contract Owner identify themselves and the Contract Owner by name and social security number or other identifying information. All transfer instructions by telephone are tape recorded.

As a result of a transfer, we will reduce the number of Accumulation Units credited to the Variable Sub-Account from which the transfer is made by an amount equal to the amount transferred, divided by the Accumulation Unit Value of the Variable Sub-Account from which the transfer is made next computed after we receive the transfer request. Similarly, we will increase the number of Accumulation Units credited to the Variable Sub-Account to which the transfer is made by an amount equal to the amount transferred, divided by the Accumulation Unit Value of that Variable Sub-Account next computed after we receive the transfer request.

DOLLAR COST AVERAGING
You may make transfers automatically through Dollar Cost Averaging while the Contract is in force. Dollar Cost Averaging permits you to transfer a specified amount every month (or some other interval as may be determined by the Company) from the Money Market Variable Sub-Account to any other Variable Sub-Account.

The theory of Dollar Cost Averaging is that, if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in the Dollar Cost Averaging program does not assure you of a greater profit from your purchases under the program; nor will it prevent or alleviate losses in a declining market. We impose no additional charges upon participants in the Dollar Cost Averaging program. Transfers under Dollar Cost Averaging are not counted toward the 12 free transfers per Contract Year we currently permit.

AUTOMATIC PORTFOLIO REBALANCING
You may make transfers automatically through Automatic Portfolio Rebalancing while the Contract is in force. Under our Automatic Portfolio Rebalancing program, we will rebalance your Account Value in the Variable Sub-Accounts to your desired allocation on a quarterly basis, determined from the first date that you rebalance.

The allocation we use will be the allocation you initially selected, unless you subsequently changed it. You may change the allocation at any time by giving us written notice. The new allocation will be effective with the first rebalancing that occurs after we receive the written request. We are not responsible for rebalancing that occurs prior to our receipt of the written request.

Example:

        Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Fidelity VIP High Income Variable Sub-Account and 60% to be in the AIM V.I. Growth Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Fidelity VIP High Income Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings rebalanced quarterly, on the first day of the next quarter, we would sell some of your units in the Fidelity VIP High Income Variable Sub-Account and use the money to buy more units in the AIM V.I. Growth Fund so that the percentage allocations would again be 40% and 60% respectively.

Transfers made under the Automatic Portfolio Rebalancing Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.

Portfolio   rebalancing  is  consistent  with  maintaining  your  allocation  of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.

ACCESS TO YOUR MONEY
-------------------------------------------------------------------

CONTRACT LOANS
While the Contract is in force, you may obtain, without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), one or both of two types of cash loans from the Company. These types are Preferred Loans (described below) and non-Preferred Loans. Both types of loans are secured by your Contract. The maximum amount available for a loan is 90% of the Contract's Cash Value, less the sum of:

- the amount of all Contract loans existing on the date of the loan (including loan interest to the next Contract Anniversary),

- any due and unpaid Monthly Deduction Amounts, and

- any annual maintenance fee due on or before the next Contract Anniversary.

We will transfer the loan amount to the Loan Account from the Variable Sub-Accounts in proportion to your Account Value in each (unless you specify otherwise). We will credit the amounts allocated to the Loan Account with interest at the loan credited rate set forth in the Contract. Loans will bear interest at rates we determine from time to time, but which will not exceed the maximum rate indicated in the Contract (currently, 8% per year). The amount of the Loan Account that equals the excess of the Account Value over the total of all premiums paid under the Contract, net of any premiums returned due to partial withdrawals, as determined on each Contract Anniversary, is considered a "Preferred Loan." Preferred Loans bear interest at a rate not to exceed the Preferred Loan rate set forth in the Contract. The difference between the value of the Loan Account and the Indebtedness will be transferred from the Variable Sub-Accounts (in proportion to your Account Value in each) to the Loan Account on each Contract Anniversary. If the aggregate outstanding loan(s) and loan interest secured by the Contract exceeds the Cash Value of the Contract, we will give you written notice that, unless we receive an additional payment within 61 days to reduce the aggregate outstanding loan(s) secured by the Contract, the Contract may lapse.

All or any part of any loan secured by a Contract may be repaid while the Contract is still in effect. When loan repayments or interest payments are made, the repayment will be allocated among the Variable Sub-Accounts in the same percentages as apply to subsequent premium payments (unless you request a different allocation). We will deduct from the Loan Account an amount equal to the payment. Any outstanding loan at the end of a grace period must be repaid before we will reinstate the Contract. See "Access to You Money -- Lapse and Reinstatement," page __.

A loan, whether or not repaid, will have a permanent effect on the Account Value because the investment results of each Variable Sub-Account will apply only to the amount remaining in that Sub-Account. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the Variable Sub-Accounts earn more than the annual interest rate for amounts held in the Loan Account, a Contract Owner's Account Value will not increase as rapidly as it would have had no loan been made. If the Variable Sub-Accounts earn less than that rate, the Contract Owner's Account Value will be greater than it would have been had no loan been made. Also, if not repaid, the aggregate outstanding loan(s) will reduce the death benefit proceeds and cash surrender value otherwise payable.

AMOUNT PAYABLE ON SURRENDER OF THE CONTRACT
While the Contract is in force, you may elect, without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), to fully surrender the Contract. Upon surrender, you will receive the Cash Surrender Value determined as of the day we receive your written request or, if later, the date you requested. The Cash Surrender Value equals the Cash Value less the annual maintenance fee and any Indebtedness. We will pay the Cash Surrender Value of the Contract within seven days of our receipt of the written request or on the effective surrender date you requested, whichever is later.

The Contract will terminate on the date of our receipt of your written request, or the date you request the surrender to be effective, whichever is later. For a discussion of the tax consequences of surrendering the Contract, see "Federal Tax Matters," page __.

You may elect to apply the surrender proceeds to an Income Plan (see "Payment Options," page __.

PARTIAL WITHDRAWALS
While the Contract is in force, you may elect, by written request, to make partial withdrawals of at least $50 from the Contract's Cash Surrender Value. The Cash Surrender Value, after the partial withdrawal, must at least equal $2,000; otherwise, we will treat the request as a request for full surrender. The partial withdrawal will be deducted from the Variable Sub-Accounts in proportion to your Account Value in each, unless you instruct otherwise. The Specified Amount after the partial withdrawal will be the greater of:

- the Specified Amount prior to the partial withdrawal reduced proportionately to the reduction in Account Value; or

- the minimum Specified Amount necessary in order to meet the definition of a life insurance contract under section 7702 of the Code.

Partial withdrawals in excess of the Free Withdrawal Amount may be subject to a withdrawal charge and any due and unpaid premium tax charges. See "Deductions and Charges -- Other Deductions -- Withdrawal Charge" and "Due and Unpaid Premium Tax Charge," page __. For a discussion of the tax consequences of partial withdrawals, see "Federal Tax Matters," page __.

PAYMENT OPTIONS
The surrender proceeds or Death Benefit proceeds under the Contracts may be paid in a lump sum, or you may apply the proceeds to one of our Income Plans. If the amount to be applied to an Income Plan is less than $3,000 or if it would result in an initial income payment of less than $20, we may require that the frequency of income payments be decreased such that the income payments are greater than $20 each, or we may elect to pay the amount in a lump sum. No surrender or partial withdrawals are permitted after payments under an Income Plan commence.

We will pay interest on the proceeds from the date of the Insured's death to the date payment is made or a payment option is elected. At such times, the proceeds are not subject to the investment experience of the Variable Account.

The Income Plans are fixed annuities payable from our general account. They do not reflect the investment experience of the Variable Account. We will determine fixed annuity payments by multiplying the amount applied to the annuity by a rate we determine, which is no less than the rate specified in the fixed payment annuity tables in the Contract. The annuity payment will remain level for the duration of the annuity. We may require proof of age and sex of the payee (and joint payee, if applicable) before payments begin. We may also require proof that such person(s) are living before any payment(s) are made.

The following options are available under the Contracts (we may offer other payment options):

INCOME PLAN 1 -- LIFE INCOME WITH GUARANTEED PAYMENTS. The Company will make payments for as long as the payee lives. If the payee dies before the selected number of guaranteed payments have been made, the Company will continue to pay the remainder of the guaranteed payments.

INCOME PLAN 2 -- JOINT AND SURVIVOR LIFE INCOME WITH GUARANTEED PAYMENTS. The Company will make payments for as long as either the payee or Joint payee, named at the time of Income Plan selection, is living. If both the payee and the Joint payee die before the selected number of guaranteed payments have been made, the Company will continue to pay the remainder of the guaranteed payments.

The Company will make any other arrangements for income payments as may be agreed on.

MATURITY

The Contracts have no maturity date.

LAPSE AND REINSTATEMENT
The Contract will remain in force until the Cash Surrender Value is insufficient to cover a Monthly Deduction Amount due on a Monthly Activity Date. If that happens, we give you written notice that if an amount shown in the notice (which will be sufficient to cover the Monthly Deduction Amount(s) due) is not paid within 61 days ("grace period"), there is a danger of lapse.

The Contract will continue through the grace period, but if no payment is forthcoming, it will terminate at the end of the grace period. If the Insured dies during the grace period, the proceeds payable under the Contract will be reduced by the Monthly Deduction Amount(s) due and unpaid. See "Contract Benefits and Rights -- Death Benefit," page __.

If the Contract lapses, you may apply for reinstatement of the Contract by paying the reinstatement premium (and any applicable charges) required under the Contract. You must make a request for reinstatement within five years of the date the Contract entered a grace period. If a loan was outstanding at the time of lapse, we will require repayment of the loan before permitting reinstatement. In addition, we reserve the right to require evidence of insurability satisfactory to us. The reinstatement premium is equal to an amount sufficient to:

- cover all Monthly Deduction Amounts and annual maintenance fees due and unpaid during the grace period, and

- keep the Contract in force for three months after the date of reinstatement.

The Specified Amount upon reinstatement cannot exceed the Specified Amount of the Contract at its lapse. The Account Value on the reinstatement date will reflect the Account Value at the time of termination of the Contract plus the premiums paid at the time of reinstatement. Withdrawal charges and due and unpaid premium tax charges, cost of insurance, and tax expense charges will continue to be based on the original Contract Date.

CANCELLATION AND EXCHANGE RIGHTS
You have a limited right to return a Contract for cancellation. This right to return exists during what we call the cancellation period. The cancellation period is a number of days which varies by state as specified in your contract. If you choose to exercise this right, we may require that you must return the Contract for cancellation by mail or personal delivery to the Company within the cancellation period following delivery of the Contract to you. We will then return to you within 7 days thereafter the sum of:

- the Account Value on the Valuation date the returned Contract is received by the Company or its agent; and

- any deductions under the Contract or by the Funds for taxes, charges or fees.

Some states may require the Company to return the premiums paid for the returned Contract.

Once the Contract is in effect, you may exchange it during the first 24 months after its issuance for a non-variable permanent life insurance contract we offer on the life of the Insured. The amount at risk to the Company (i.e., the difference between the Death Benefit and the Account Value) under the new contract will be equal to or less than the amount at risk to the Company under the exchanged Contract on the date of exchange. Premiums under the new Contract will be based on the same risk classification as the exchanged Contract. The exchange is subject to adjustments in premiums and Account Value to reflect any variance between the exchanged Contract and the new contract.

We reserve the right to make such a contract available that is offered by the Company's parent or by any other affiliate of the Company.

SUSPENSION OF VALUATION, PAYMENTS AND TRANSFERS
We will suspend all procedures requiring valuation of the Variable Account (including transfers, surrenders and loans) on any day the New York Stock Exchange is closed or trading is restricted due to an existing emergency as defined by the SEC, or on any day the SEC has ordered that the right of surrender of the Contracts be suspended for the protection of Contract Owners, until such condition has ended.

LAST SURVIVOR CONTRACTS
We offer the Contracts on either a single life or a "last survivor" basis. Contracts sold on a last survivor basis operate in a manner almost identical to the single life version. The most important difference is that the last survivor version involves two Insureds and the proceeds are paid only on the death of the last surviving Insured. The other significant differences between the last survivor and single life versions are listed below:

Last survivor Contracts are offered for prospective insured persons age 18-85.

The cost of insurance charges under the last survivor Contracts are determined in a manner that reflects the anticipated mortality of the two Insureds and the fact that the Death Benefit is not payable until the death of the second Insured.

To qualify for simplified underwriting under a last survivor Contract, both Insureds must meet the simplified underwriting standards.

- For a last survivor Contract to be reinstated, both Insureds must be alive on the date of reinstatement.

- The Contract provisions regarding misstatement of age or sex, suicide and incontestability apply to either Insured.

- Additional tax disclosures applicable to last survivor Contracts are provided in "Federal Tax Matters," page __.

- The Accelerated Death Benefit provision is only available upon terminal illness of the last survivor.

- The  Confinement  Waiver  Benefit  is  available  upon  confinement  of either
  Insured.

OTHER MATTERS
-------------------------------------------------------------------

VOTING RIGHTS
In accordance with our view of presently applicable law, we will vote the shares of the Funds at regular and special meetings of their shareholders in accordance with instructions from Contract Owners (or their assignees, as the case may be) having a voting interest in the Variable Account. We determine the number of shares of a Portfolio held in a Variable Sub-Account that are attributable to each Contract Owner by dividing the Contract Owner's interest in that Variable Sub-Account by the per share net asset value of the corresponding Portfolio. We will vote shares for which no instructions have been given and shares which are not attributable to Contract Owners (i.e., shares we own) in the same proportion as we vote shares for which we have received instructions. If the 1940 Act or any rule promulgated thereunder should be amended, however, or if our present interpretation should change and, as a result, we determine we are permitted to vote the shares of the Funds in our own right, we may elect to do so.

We will determine the voting interests of the Contract Owner (or the assignee) in the Funds as follows: Contract Owners are entitled to give us voting instructions with respect to Portfolio shares attributable to them as described above, determined on the record date for the shareholder meeting for that Portfolio. Therefore, if a Contract Owner has taken a loan secured by the Contract, amounts transferred from the Variable Sub-Account(s) to the Loan Account in connection with the loan (see "Access to Your Money -- Contract Loans," page __) will not be considered in determining the voting interests of the Contract Owner. You should review the prospectuses for the Funds which accompany this prospectus to determine matters on which Fund shareholders may vote.

We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require us to vote the shares so as to cause a change in the sub-classification or investment objective of one or more of the Portfolios or to approve or disapprove an investment advisory contract for any of the Portfolios.

In addition, we may disregard voting instructions in favor of changes initiated by Contract Owners in the investment objectives or the investment adviser of the Funds if we reasonably disapprove of such changes. We will disapprove a change only if the proposed change would be contrary to state law or prohibited by state regulatory authorities. If we do disregard voting instructions, we will include a summary of that action and the reasons for it in the next periodic report to Contract Owners.

STATEMENTS TO CONTRACT OWNERS
The Company will maintain all records relating to the Variable Account and the Variable Sub-Accounts. At least once each Contract Year, we will send to each Contract Owner a statement showing the coverage amount and the Account Value of the Contract (indicating the number of Accumulation Units credited to the Contract in each Variable Sub-Account and the corresponding Accumulation Unit Value), and any outstanding loan secured by the Contract as of the date of the statement. The statement will also show premium paid, Monthly Deduction Amounts under the Contract since the last statement, and any other information required by any applicable law or regulation.

LIMIT ON RIGHT TO CONTEST
We may not contest the validity of the Contract after it has been in effect during the Insured's lifetime for two years from the Contract Date. If the Contract is reinstated, the two-year period is measured from the date of reinstatement. Any increase in the Specified Amount for which evidence of insurability was obtained is contestable for two years from the effective date of the increase. In addition, if the Insured dies by suicide while sane or self destruction while insane in the two-year period after the Contract Date, or such period as specified in state law, the benefit payable will be limited to the premiums paid less any Indebtedness and partial withdrawals. If the Insured dies by suicide while sane or self-destruction while insane in the two-year period following an increase in the Specified Amount, the benefit payable with respect to the increase will be limited to the additional premium paid for such increase, less any Indebtedness and partial withdrawals.

MISSTATEMENT AS TO AGE AND SEX
If the age or sex of the Insured is incorrectly stated, the Death Benefit will be appropriately adjusted as specified in the Contract.

BENEFICIARY

You name the beneficiary in your application for the Contract. You may change the beneficiary (unless irrevocably named) during the Insured's lifetime by written request to the Company. If no beneficiary is living when the Insured dies, we will pay the proceeds to the Contract Owner if living; otherwise to the Contract Owner's estate.

ASSIGNMENT

Unless required by state law, the Contract may not be assigned as collateral for a loan or other obligation.

DIVIDENDS

No dividends will be paid under the Contracts.

DISTRIBUTION OF THE CONTRACTS
ALFS, Inc. ("ALFS"), 3100 Sanders Road, Northbrook Illinois, a wholly owned subsidiary of Allstate Life, acts as the principal underwriter of the Contracts. ALFS is registered as a broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. Contracts are sold by registered representatives of unaffiliated broker-dealers or bank employees who are licensed insurance agents appointed by the Company, either individually or through an incorporated insurance agency and who have entered into a selling agreement with ALFS and the Company to sell the Contracts. In some states, Contracts may be sold by representatives or employees of banks which may be acting as broker-dealers without separate registration under the Securities Exchange Act of 1934, pursuant to legal and regulatory exceptions.

Commissions paid may vary, but in the aggregate are not anticipated to exceed 7.25% of any purchase payment. These commissions are intended to cover distribution expenses. In addition, sales of the Contract may count toward incentive program awards for the registered representative.

The underwriting agreement with ALFS provides for indemnification of ALFS by the Company for liability to Contract Owners arising out of services rendered or Contracts issued.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS
The assets of the Variable Account are held by the Company. The assets of the Variable Account are kept physically segregated and held separate and apart from the general account of the Company. The Company maintains records of all purchases and redemptions of shares of the Funds.

FEDERAL TAX MATTERS
-------------------------------------------------------------------

INTRODUCTION

The following discussion is general and is not intended as tax advice. The Company makes no guarantee regarding the tax treatment of any Contract or transaction involving a Contract. Federal, state, local and other tax consequences of ownership or purchase of a life insurance policy depend upon your circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a qualified tax advisor.

TAXATION OF THE COMPANY AND THE VARIABLE ACCOUNT
The Company is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code. The Separate Account is not an entity separate from the Company and its operations form a part of the Company. As a consequence, the Separate Account will not be taxed separately as a "Regulated Investment Company" under Subchapter M of the Code. Investment income and realized capital gains are automatically applied to increase reserves under the Contracts. Under current federal tax law, the Company believes that the Separate Account investment income and realized net capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contracts. Generally, reserves are amounts that the Company is legally required to accumulate and maintain in order to meet future obligations under the Contracts. The Company does not anticipate that it will incur any federal income tax liability attributable to the Separate Account. Therefore, we do not intend to make provisions for any such taxes. If we are taxed on investment income or capital gains of the Separate Account, then we may impose a charge against the Separate Account in order to make provisions for any such taxes.

TAXATION OF CONTRACT BENEFITS
In order to qualify as a life insurance policy for federal income tax purposes, the Contract must meet the definition of a life insurance policy set forth in
Section 7702 of the Code. Section 7702 limits the amount of premiums that may be invested in a Contract that qualifies as life insurance. The Contract is structured to meet the Section 7702 definition of a life insurance policy. This means that the Death Benefit is excluded from the beneficiary's gross income under Section 101(a) of the Code and you are not taxed on increases in the Contract Value until a distribution occurs.

If a Contract fails to qualify as life insurance under Section 7702, the Contract will not provide most of the tax advantages normally provided by life insurance. The Company has the right to amend the Contracts to comply with any future changes in the Code, any regulations or rulings under the Code and any other requirements imposed by the Internal Revenue Service.

If you surrender the Contract, you are subject to income tax on the portion of the distribution that exceeds the investment in the contract. The investment in the contract is the gross premium paid for the Contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income.

If the Contract is not treated as a modified endowment contract, then Contract loans are not generally treated as taxable distributions, and you are generally taxed on partial withdrawals to the extent the amount distributed exceeds the investment in the contract. In certain situations, partial withdrawals, or reduction in benefits during the first fifteen years of the Contract may result in a taxable distribution before the investment in the contract is recovered. Interest paid on a Contract loan is generally not deductible. Withdrawals and loans from modified endowment contracts are subject to less favorable tax treatment.

If you are Owner and Insured under the Policy, the Death Benefit will be included in your gross estate for federal estate tax purposes if the proceeds are payable to your estate. If the beneficiary is not your estate, but you retain incidents of ownership in the Contract, the Death Benefit will also be included in your gross estate. Examples of incidents of ownership include:

- the right to change beneficiaries,

- to assign the Contract,

- to revoke an assignment,

- to pledge the Contract, or

- to obtain a Contract loan.

If you are Owner and Insured under the Contract, and you transfer all incidents of ownership in the Contract, the Death Benefit will be included in your gross estate if you die within three years from the date of the ownership transfer. State and local estate and inheritance taxes may also apply. In addition, certain transfers of the Contract or Death Benefit, either during life or at death, to individuals two or more generations below the transferor may be subject to the federal generation skipping transfer tax. This rule also applies if the transfer is to a trust for the benefit of individuals two or more generations below the transferor.

The Contract may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. If you are contemplating the use of a Contract in any of these arrangements, you should consult a qualified tax advisor regarding the tax attributes of the particular arrangement.

MODIFIED ENDOWMENT CONTRACTS
A life  insurance  policy is treated as a "modified  endowment  contract"  under
Section 7702A of the Tax Code if it meets the  definition  of life  insurance in
Section 7702, but fails the "seven-pay" test of Section 7702A. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules provided in Section 7702A. The large single premium permitted under the Contract (which is equal to 100% of the "Guideline Single Premium" as defined in Section 7702 of the Code) does not meet the specific computational rules for the seven pay test provided in Section 7702A. Therefore, the Contract will generally be treated as a modified endowment contract. An exchange under Section 1035 of the Tax Code of a life insurance policy that is not a modified endowment contract will not cause the new policy to be a modified endowment contract if no additional premiums are paid. An exchange under Section 1035 of the Code of a life insurance policy that is a modified endowment contract for a new life insurance policy will always cause the new policy to be a modified endowment contract.

A Contract that is classified as a modified endowment contract is generally eligible for the beneficial tax treatment accorded to life insurance. The death benefit is excluded from income and increases in Contract Value are not subject to current taxation. If you receive any amount as a Contract loan from a modified endowment contract, or assign or pledge any part of the value of the Contract, such amount is treated as a distribution. Unlike other life insurance policies, withdrawals and distributions made before the insured's death are treated as taxable income first, then as recovery of investment in the contract. The taxable portion of any distribution from a modified endowment contract is subject to a 10% penalty tax, except as follows:

- distributions made on or after the date on which the taxpayer attains age 59 1/2;

- distributions attributable to the taxpayer's becoming disabled (within the meaning of Section 72(m)(7) of the Code);

- or any distribution that is part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his or her beneficiary.

All modified endowment contracts that are issued within any calendar year to the same owner by one company or its affiliates shall be treated as one modified endowment contract in determining the taxable portion of any distributions.

DIVERSIFICATION REQUIREMENTS
For a Contract to qualify as a variable life insurance policy for federal tax purposes, the investments in the Separate Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Separate Account are not adequately diversified, the Contract will not be treated as a variable life insurance policy for federal income tax purposes. As a result, you will be taxed on the excess of the Contract Value over the investment in the contract. Although the Company does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.

OWNERSHIP TREATMENT
The IRS has stated that you will be considered the owner of Separate Account assets if you possess incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the Separate Account investments may cause an investor to be treated as the owner of the Separate Account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the Separate Account.

Your rights under this Contract are different than those described by the IRS in rulings in which it found that contract owners were not owners of Separate
Account assets. For example, you have the choice to allocate premiums and Contract values among more investment options. Also, you may be able to transfer among investment options more frequently than in such rulings. These differences could result in you being treated as the owner of the Separate Account. If this occurs, income and gain from the Separate Account assets would be includible in your gross income. The Company does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Separate Account. However, we make no guarantee that such modification to the Contract will be successful.

ADDITIONAL INFORMATION ABOUT THE COMPANY
-------------------------------------------------------------------

The Company also acts as the sponsor for six other of its separate accounts that are registered investment companies: Glenbrook Life and Annuity Company Variable Annuity Account, Glenbrook Life and Annuity Company Separate Account A, Glenbrook Life AIM Variable Life Separate Account A, Glenbrook Life Variable Life Separate Account B, Glenbrook Life Scudder Variable Account (A), and Glenbrook Life Multi-Manager Variable Account. The officers and employees of the Company are covered by a fidelity bond in the amount of $5,000,000. No person beneficially owns more than 5% of the outstanding voting stock of The Allstate Corporation, of which the Company is an indirect wholly owned subsidiary.

EXECUTIVE OFFICERS AND DIRECTORS OF THE COMPANY
The directors and executive officers of the Company are listed below, with information as to their ages, dates of election and principal business occupations during the last five years (if other than their present business occupations).

Directors

Margaret G. Dyer
Marla G. Friedman
John C. Lounds
J. Kevin McCarthy
Michael J. Velotta
Steven C. Verney
Thomas J. Wilson, II

Executive Officers

Thomas J. Wilson, II               President and Chief Executive Officer
Michael J. Velotta                 Vice President, Secretary and General Counsel
Samuel H. Pilch                    Vice President and Controller
Kevin R. Slawin                    Vice President
Casey J. Sylla                     Chief Investment Officer

THOMAS J. WILSON, II, 43,DIRECTOR, PRESIDENT AND CHIEF EXECUTIVE OFFICER (2000)* Also Chief Operating Officer and Vice Chairman (1999), Director (1995-Present) and Senior Vice President (1999) of Allstate Insurance Company; Director (1999) ALFS, Inc.; Director (1995-Present) and President (1999) Allstate Life Insurance Company; Director (1999) and President (1998-Present) of Allstate Life Insurance Company of New York; Director (1999) and Chief Executive Officer (1999) Lincoln Benefit Life Company; Director (1999) and Chief Executive Officer (1999) of Northbrook Life Insurance Company; Director (1999) and Chief Executive Officer
(1999)of Surety Life Insurance Company.

MICHAEL J. VELOTTA, 54, VICE PRESIDENT, SECRETARY, GENERAL COUNSEL, AND DIRECTOR
(1992)* Also Director and Secretary (1993-Present) ALFS, Inc.; Director (1992-Present) and Vice President, Secretary and General Counsel (1993-Present) Allstate Life Insurance Company; Director (1992-Present) and Vice President, Secretary and General Counsel (1993-Present) Allstate Life Insurance Company of New York; Director (1992-1997) and Vice President, Secretary and General Counsel (1993-1997) Glenbrook Life Insurance Company; Director (1992-Present) and Assistant Secretary (1995-Present) Lincoln Benefit Life Company; Director (1992-Present) and Vice President, Secretary and General Counsel (1993-Present) Northbrook Life Insurance Company; Director and Assistant Secretary (1995-Present) Surety Life Insurance Company.

MARLA G. FRIEDMAN, 47,DIRECTOR AND VICE PRESIDENT (1996)* Also Director (1991-Present) and Senior Vice President (1988-Present) Allstate Life Insurance Company; Director (1993-1996) ALFS, Inc.; Director (1997-Present) and Assistant Vice President (1996-Present) Allstate Life Insurance Company of New York; Director (1991-1996), President and Chief Operating Officer (1995-1996) and Vice President (1990-1997) Glenbrook Life Insurance Company; Director and Vice Chairman of the Board (1995-1996) Laughlin Group Holdings, Inc.; and Director (1989-1996), President and Chief Operating Officer (1995-1996) and Vice President (1996-Present) Northbrook Life Insurance Company.

CASEY J. SYLLA, 57, CHIEF INVESTMENT OFFICER (1995)* Also Director (1995-Present) Senior Vice President and Chief Investment Officer (1995-Present) Allstate Insurance Company; Director (1995-Present) Chief Investment Officer (1995-Present) Allstate Life Insurance Company; Chief Investment Officer (1995-Present) Allstate Life Insurance Company of New York; Chief Investment Officer (1995-1997) Glenbrook Life Insurance Company; and Director and Chief Investment Officer (1995-Present) Northbrook Life Insurance Company.

SAMUEL H. PILCH,  53, VICE  PRESIDENT  AND  CONTROLLER  (1999)*  Also Group Vice
President  and  Controller  (1999-Present)  and Vice  President  and  Controller
(1996-1999) Allstate Insurance Company; Vice President and Controller (2000-Present), Controller (1999-2000) Allstate Life Insurance Company; Controller (1999-Present) Allstate Life Insurance Company of New York; Vice President and Controller (1999-Present) Northbrook Life Insurance Company.

MARGARET G. DYER, 47, DIRECTOR (1999)* Also Senior Vice President and Director (1999-2000) Allstate Life Insurance Company; Director (2000) Allstate Life Insurance Company of New York; Director (2000) Northbrook Life Insurance Company.

JOHN C. LOUNDS, 45, DIRECTOR (2000)* Also Vice President (1994-1999), Senior Vice President (1999-Present) and Director (1994-Present) Allstate Life Insurance Company; Director (2000) Allstate Life Insurance Company of New York; Vice President (1997-Present) and Director (1995-Present) Laughlin Group Holdings, Inc.; Director (2000) Northbrook Life Insurance Company.

J. KEVIN MCCARTHY,  46, DIRECTOR (2000)* Also Senior Vice President and Director
(2000) Allstate Life Insurance Company; Director (2000) Allstate Life Insurance Company of New York; Director (2000) Northbrook Life Insurance Company.

KEVIN R. SLAWIN, 44, VICE PRESIDENT (1996)* Also Assistant Vice President and Assistant Treasurer (1995-1996) Allstate Insurance Company; Director (1996-Present) and Assistant Treasurer (1995-1996) Allstate Life Financial Services, Inc.; Director and Vice President (1996-Present) and Assistant
Treasurer (1995-1996) Allstate Life Insurance Company; Director and Vice President (1996-Present) and Assistant Treasurer (1995-1996) Allstate Life
Insurance Company of New York; Director and Vice President (1996-1997) and Assistant Treasurer (1995-1996 Glenbrook Life Insurance Company; Director (1996-Present) and Assistant Treasurer (1995-1996) Laughlin Group Holdings, Inc.; Director (1996-Present) Lincoln Benefit Life Company; Director and Vice President (1996-Present) and Assistant Treasurer (1995-1996) Northbrook Life Insurance Company; Director (1996-Present) Surety Life Insurance Company.

STEVEN C. VERNEY, 43, DIRECTOR (2000)* Also Vice President and Director (2000) Allstate Life Insurance Company; Director (2000) Allstate Life Insurance Company of New York; Director (2000) Northbrook Life Insurance Company; Assistant Vice President (1997-2000) Allstate Insurance Company.

*Date elected to current office.

YEAR 2000

Glenbrook is heavily dependent upon complex computer systems for all phases of its operations, including customer service, and policy and contract administration. Since many of Glenbrook's older computer software programs recognize only the last two digits of the year in any date, some software may have failed to operate properly in or after the year 1999, if the software was not reprogrammed or replaced ("Year 2000 Issue"). Glenbrook believes that many of its counterparties and suppliers also had potential Year 2000 Issues which could affect Glenbrook. In 1995, Allstate Insurance Company commenced a four phase plan intended to mitigate and/or prevent the adverse effects of Year 2000 Issues. These strategies included normal development and enhancement of new and existing systems, upgrades to operating systems already covered by maintenance agreements, and modifications to existing systems to make them Year 2000 compliant. The plan also included Glenbrook actively working with its major external counterparties and suppliers to assess their compliance efforts and Glenbrook's exposure to them. Because of the accuracy of this plan, and its timely completion, Glenbrook has experienced no material impacts on its results of operations, liquidity or financial position due to the Year 2000 issue. Year 2000 costs are expensed as incurred.

LEGAL PROCEEDINGS
From time to time the Company is involved in pending and threatened litigation in the normal course of its business in which claims for monetary damages are asserted. Management, after consultation with legal counsel, does not anticipate the ultimate liability arising from such pending or threatened litigation to have a material effect on the financial condition of the Company or the Variable Account.

LEGAL MATTERS
Freedman, Levy, Kroll & Simonds, Washington, D.C., has advised the Company on certain federal securities law matters. All matters of state law pertaining to the Contracts, including the validity of the Contracts and the Company's right to issue such Contracts under state insurance law, have been passed upon by Michael J. Velotta, General Counsel of the Company.

REGISTRATION STATEMENT
We have filed a registration statement with respect to the Contracts with the SEC under the Securities Act of 1933, as amended. This Prospectus does not contain all information set forth in the registration statement, its amendments and exhibits, to all of which reference is made for further information concerning the Variable Account, the Funds, the Company, and the Contracts. The exhibits to the registration statement include hypothetical illustrations of the Contract that show how the Death Benefit, Account Value and Cash Surrender Value could vary over an extended period of time assuming hypothetical gross rates of return (i.e., investment income and capital gains and losses, realized or unrealized) for the Variable Account equal to annual rates of 0%, 6%, and 12%, an initial premium of $10,000, Insureds in the standard rating class, and based on current and guaranteed Contract charges. Personalized illustrations provided by the Company upon request will be based on the methodology and format of these hypothetical illustrations as appropriate.

EXPERTS

The financial statements and related financial statement schedule of the Company as of December 31, 1999 and 1998 and for each of the three years in the period ended December 31, 1999, included in this prospectus, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the Variable Account as of December 31, 1999, and for each of the periods in the three years then ended included in this prospectus, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

FINANCIAL INFORMATION The financial statements of the Variable Account as of December 31, 1999 and for each of the periods in the three years then ended, the financial statements and related financial statement schedule of the Company as of December 31, 1999 and 1998 and for each of the three years in the period ended December 31, 1999 and the accompanying Independent Auditors' Reports appear in the pages that follow. The financial statements of the Variable Account and of the Company for the period ended June 30, 2000 also appear on the pages that follow and are unaudited.The financial statements and schedule of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.

                                GLENBROOK LIFE VARIABLE
                                LIFE SEPARATE ACCOUNT A

                                FINANCIAL STATEMENTS AS OF DECEMBER 31, 1999 AND FOR THE PERIODS ENDED DECEMBER 31, 1999, DECEMBER 31, 1998 AND DECEMBER 31, 1997, AND INDEPENDENT AUDITORS' REPORT

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholder of Glenbrook Life and Annuity Company:

We have audited the accompanying statement of net assets of Glenbrook Life Variable Life Separate Account A as of December 31, 1999 (including the assets of each of the individual sub-accounts which comprise the Account as disclosed in Note 1), and the related statements of operations and the statements of changes in net assets for each of the periods in the three year period then ended for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1999 by correspondence with the account custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of Glenbrook Life Variable Life Separate Account A as of December 31, 1999 (including the assets of each of the individual sub-accounts which comprise the Account), and the results of operations for each of the individual sub-accounts and the changes in their net assets for each of the periods in the three year period then ended in conformity with generally accepted accounting principles.

/s/ Deloitte & Touche LLP

Chicago, Illinois
March 27, 2000

GLENBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS
DECEMBER 31, 1999
----------------------------------------------------------------------

ASSETS

Allocation to Sub-Accounts investing in the AIM Variable
 Insurance Funds:
  Capital Appreciation, 2,172 shares (cost $65,069)           $   77,291
  Diversified Income, 5,466 shares (cost $61,481)                 54,987
  Government Securities, 6,005 shares (cost $66,963)              63,838
  Growth, 5,002 shares (cost $144,657)                           161,318
  Growth and Income, 7,011 shares (cost $177,124)                221,475
  International Equity, 8,072 shares (cost $195,053)             236,422
  Global Utilities, 797 shares (cost $14,680)                     18,168
  Value, 8,231 shares (cost $231,934)                            275,725

Allocation to Sub-Accounts investing in the American Century
 Variable Portfolios, Inc.:
  American Century VP Balanced, 12,048 shares (cost $92,960)      93,853
  American Century VP International, 16,861 shares (cost
    $138,711)                                                    210,757

Allocation to Sub-Accounts investing in the Dreyfus Variable
 Investment Fund:
  VIF Growth and Income, 10,980 shares (cost $240,371)           279,783
  VIF Money Market, 669,239 shares (cost $669,239)               669,239
  VIF Small Company Stock, 4,351 shares (cost $65,691)            72,621

Allocation to Sub-Account investing in the Dreyfus Socially
 Responsible Growth Fund, Inc., 735 shares (cost $26,592)         28,733

Allocation to Sub-Account investing in the Dreyfus Stock
 Index Fund, 5,108 shares (cost $184,340)                        196,397

Allocation to Sub-Accounts investing in the Fidelity
 Variable Insurance Products Fund:
  VIP Equity-Income, 3,737 shares (cost $90,793)                  96,084
  VIP Growth, 6,067 shares (cost $263,864)                       333,234
  VIP High Income, 14,405 shares (cost $166,811)                 162,925

Allocation to Sub-Account investing in the Fidelity Variable
 Insurance Products Fund II:
  VIP II Contrafund, 14,886 shares (cost $351,956)               433,926

Allocation to Sub-Accounts investing in the MFS Variable
 Insurance Trust:
  MFS Emerging Growth Series, 14,892 shares (cost $386,910)      565,018
  MFS Limited Maturity Series, 6,289 shares (cost $63,816)        61,696
                                                              ----------
    Total Assets                                               4,313,490

LIABILITIES
Payable to Glenbrook Life and Annuity Company:
  Accrued contract maintenance charges                             1,019
                                                              ----------
    Net Assets                                                $4,312,471
                                                              ==========

See notes to financial statements.

GLENBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                  AIM Variable Insurance Funds Sub-Accounts
                                                       ---------------------------------------------------------------
                                                             Capital                                   Government
                                                          Appreciation        Diversfied Income        Securities
                                                       -------------------   -------------------   -------------------
                                                         1999     1998 (a)     1999     1998 (a)     1999     1998 (a)
                                                       --------   --------   --------   --------   --------   --------
INVESTMENT INCOME
Dividends                                              $ 1,614     $  475    $ 3,455    $ 2,906    $ 2,345    $    53
Charges from Glenbrook Life and Annuity Company:
  Mortality and expense risk                              (150)       (22)      (432)      (119)      (417)       (46)
                                                       -------     ------    -------    -------    -------    -------
    Net investment income (loss)                         1,464        453      3,023      2,787      1,928          7
                                                       -------     ------    -------    -------    -------    -------

REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
  Proceeds from sales                                   17,269      1,836      6,567        539      1,089     46,149
  Cost of investments sold                              15,743      2,682      7,124        563      1,051     44,965
                                                       -------     ------    -------    -------    -------    -------

    Net realized gains (losses)                          1,526       (846)      (557)       (24)        38      1,184
                                                       -------     ------    -------    -------    -------    -------

Change in unrealized gains (losses)                      9,566      2,656     (3,815)    (2,679)    (3,190)        65
                                                       -------     ------    -------    -------    -------    -------

    Net gains (losses) on investments                   11,092      1,810     (4,372)    (2,703)    (3,152)     1,249
                                                       -------     ------    -------    -------    -------    -------

CHANGE IN NET ASSETS
 RESULTING FROM OPERATIONS                             $12,556     $2,263    $(1,349)   $    84    $(1,224)   $ 1,256
                                                       =======     ======    =======    =======    =======    =======

(a)  For the Period Beginning July 23, 1998 and Ended December 31, 1998

See notes to financial statements.

GLENBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                   AIM Variable Insurance Funds Sub-Accounts
                                                       -----------------------------------------------------------------
                                                             Growth           Growth and Income    International Equity
                                                       -------------------   -------------------   ---------------------
                                                         1999     1998 (a)     1999     1998 (a)     1999      1998 (a)
                                                       --------   --------   --------   --------   ---------   ---------
INVESTMENT INCOME
Dividends                                              $ 5,727     $    -    $ 1,865    $   824     $ 6,242     $  137
Charges from Glenbrook Life and Annuity Company:
  Mortality and expense risk                              (205)         -       (888)       (89)       (432)       (21)
                                                       -------     ------    -------    -------     -------     ------
    Net investment income (loss)                         5,522          -        977        735       5,810        116
                                                       -------     ------    -------    -------     -------     ------

REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
  Proceeds from sales                                    1,894          -     31,082      1,159      11,607      1,549
  Cost of investments sold                               1,864          -     25,574      2,747      10,357      1,662
                                                       -------     ------    -------    -------     -------     ------

    Net realized gains (losses)                             30          -      5,508     (1,588)      1,250       (113)
                                                       -------     ------    -------    -------     -------     ------

Change in unrealized gains (losses)                     16,661          -     35,218      9,133      40,259      1,110
                                                       -------     ------    -------    -------     -------     ------

    Net gains (losses) on investments                   16,691          -     40,726      7,545      41,509        997
                                                       -------     ------    -------    -------     -------     ------

CHANGE IN NET ASSETS
 RESULTING FROM OPERATIONS                             $22,213     $    -    $41,703    $ 8,280     $47,319     $1,113
                                                       =======     ======    =======    =======     =======     ======

(a)  For the Period Beginning July 23, 1998 and Ended December 31, 1998

See notes to financial statements.

GLENBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                       AIM Variable Insurance Funds Sub-Accounts
                                                       -----------------------------------------
                                                        Global Utilities            Value
                                                       -------------------   -------------------
                                                         1999     1998 (a)     1999     1998 (a)
                                                       --------   --------   --------   --------
INVESTMENT INCOME
Dividends                                               $  297     $    -    $ 4,571    $ 3,133
Charges from Glenbrook Life and Annuity Company:
  Mortality and expense risk                               (40)         -     (1,105)       (96)
                                                        ------     ------    -------    -------
    Net investment income (loss)                           257          -      3,466      3,037
                                                        ------     ------    -------    -------

REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
  Proceeds from sales                                      744          -     30,299     12,085
  Cost of investments sold                                 621          -     28,904      3,054
                                                        ------     ------    -------    -------

    Net realized gains (losses)                            123          -      1,395      9,031
                                                        ------     ------    -------    -------

Change in unrealized gains (losses)                      3,488          -     44,176       (385)
                                                        ------     ------    -------    -------

    Net gains (losses) on investments                    3,611          -     45,571      8,646
                                                        ------     ------    -------    -------

CHANGE IN NET ASSETS
 RESULTING FROM OPERATIONS                              $3,868     $    -    $49,037    $11,683
                                                        ======     ======    =======    =======

(a)  For the Period Beginning July 23, 1998 and Ended December 31, 1998

See notes to financial statements.

GLENBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                           American Century Variable Portfolios, Inc. Sub-Accounts
                                                       ---------------------------------------------------------------
                                                                                             American Century VP
                                                        American Century VP Balanced            International
                                                       ------------------------------   ------------------------------
                                                         1999       1998     1997 (b)     1999       1998     1997 (b)
                                                       --------   --------   --------   --------   --------   --------
INVESTMENT INCOME
Dividends                                              $ 9,413    $   149      $  -     $     -     $  611     $    -
Charges from Glenbrook Life and Annuity Company:
  Mortality and expense risk                              (592)      (211)       (1)       (871)      (137)         -
                                                       -------    -------      ----     -------     ------     ------
    Net investment income (loss)                         8,821        (62)       (1)       (871)       474          -
                                                       -------    -------      ----     -------     ------     ------

REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
  Proceeds from sales                                    1,547     50,170         1      13,978      2,116          -
  Cost of investments sold                               1,606     50,835         1      12,621      3,626          -
                                                       -------    -------      ----     -------     ------     ------

    Net realized gains (losses)                            (59)      (665)        -       1,357     (1,510)         -
                                                       -------    -------      ----     -------     ------     ------

Change in unrealized gains (losses)                     (2,432)     3,202       122      68,906      3,140          -
                                                       -------    -------      ----     -------     ------     ------

    Net gains (losses) on investments                   (2,491)     2,537       122      70,263      1,630          -
                                                       -------    -------      ----     -------     ------     ------

CHANGE IN NET ASSETS
 RESULTING FROM OPERATIONS                             $ 6,330    $ 2,475      $121     $69,392     $2,104     $    -
                                                       =======    =======      ====     =======     ======     ======

(b)  For the Period Beginning December 29, 1997 and Ended December 31, 1997

See notes to financial statements.

GLENBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                              Dreyfus Variable Investment Fund Sub-Accounts
                                                       -----------------------------------------------------------
                                                          VIF Growth and Income            VIF Money Market
                                                       ---------------------------   -----------------------------
                                                        1999      1998    1997 (b)    1999       1998     1997 (b)
                                                       -------   ------   --------   -------   --------   --------
INVESTMENT INCOME
Dividends                                              $12,620   $1,606    $    -    $12,649   $ 18,933    $    -
Charges from Glenbrook Life and Annuity Company:
  Mortality and expense risk                            (2,105)    (553)       (1)    (2,289)    (1,563)        -
                                                       -------   ------    ------    -------   --------    ------
    Net investment income (loss)                        10,515    1,053        (1)    10,360     17,370         -
                                                       -------   ------    ------    -------   --------    ------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
  Proceeds from sales                                   15,344   49,644         1     19,883    383,015         -
  Cost of investments sold                              11,796   52,675         1     19,883    383,015         -
                                                       -------   ------    ------    -------   --------    ------

    Net realized gains (losses)                          3,548   (3,031)        -          -          -         -
                                                       -------   ------    ------    -------   --------    ------

Change in unrealized gains (losses)                     27,379   11,616       418          -          -         -
                                                       -------   ------    ------    -------   --------    ------

    Net gains (losses) on investments                   30,927    8,585       418          -          -         -
                                                       -------   ------    ------    -------   --------    ------

CHANGE IN NET ASSETS
 RESULTING FROM OPERATIONS                             $41,442   $9,638    $  417    $10,360   $ 17,370    $    -
                                                       =======   ======    ======    =======   ========    ======

(b)  For the Period Beginning December 29, 1997 and Ended December 31, 1997

See notes to financial statements.

GLENBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                       Dreyfus Variable Investment     Dreyfus Socially Responsible
                                                            Fund Sub-Accounts          Growth Fund, Inc. Sub-Account
                                                       ----------------------------   -------------------------------
                                                                                       Dreyfus Socially Responsible
                                                         VIF Small Company Stock             Growth Fund, Inc.
                                                       ----------------------------   -------------------------------
                                                        1999      1998     1997 (b)     1999      1998      1997 (b)
                                                       -------   -------   --------   --------   -------   ----------
INVESTMENT INCOME
Dividends                                              $     -   $    57    $    -     $  960     $ 187      $    -
Charges from Glenbrook Life and Annuity Company:
  Mortality and expense risk                              (426)     (107)        -        (68)       (2)          -
                                                       -------   -------    ------     ------     -----      ------
    Net investment income (loss)                          (426)      (50)        -        892       185           -
                                                       -------   -------    ------     ------     -----      ------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
  Proceeds from sales                                    3,631     1,023         -        543         2           -
  Cost of investments sold                               4,921     1,064         -        164         2           -
                                                       -------   -------    ------     ------     -----      ------

    Net realized gains (losses)                         (1,290)      (41)        -        379         -           -
                                                       -------   -------    ------     ------     -----      ------

Change in unrealized gains (losses)                      8,468    (1,538)        -      1,898      (130)          -
                                                       -------   -------    ------     ------     -----      ------

    Net gains (losses) on investments                    7,178    (1,579)        -      2,277      (130)          -
                                                       -------   -------    ------     ------     -----      ------

CHANGE IN NET ASSETS
 RESULTING FROM OPERATIONS                             $ 6,752   $(1,629)   $    -     $3,169     $  55      $    -
                                                       =======   =======    ======     ======     =====      ======

(b)  For the Period Beginning December 29, 1997 and Ended December 31, 1997

See notes to financial statements.

GLENBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                                 Fidelity Variable
                                                       Dreyfus Stock Index    Insurance Products Fund
                                                         Fund Sub-Account          Sub-Accounts
                                                       --------------------   -----------------------
                                                          Dreyfus Stock
                                                            Index Fund           VIP Equity-Income
                                                       --------------------   -----------------------
                                                         1999     1998 (a)      1999       1998 (a)
                                                       --------   ---------   ---------   -----------
INVESTMENT INCOME
Dividends                                              $ 1,574     $    -      $2,321       $     -
Charges from Glenbrook Life and Annuity Company:
  Mortality and expense risk                              (337)        (9)       (536)          (89)
                                                       -------     ------      ------       -------
    Net investment income (loss)                         1,237         (9)      1,785           (89)
                                                       -------     ------      ------       -------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
  Proceeds from sales                                    8,496      9,660       2,429        10,305
  Cost of investments sold                               8,087      9,877       1,314         9,686
                                                       -------     ------      ------       -------

    Net realized gains (losses)                            409       (217)      1,115           619
                                                       -------     ------      ------       -------

Change in unrealized gains (losses)                     12,060         (3)      1,098         4,194
                                                       -------     ------      ------       -------

    Net gains (losses) on investments                   12,469       (220)      2,213         4,813
                                                       -------     ------      ------       -------

CHANGE IN NET ASSETS
 RESULTING FROM OPERATIONS                             $13,706     $ (229)     $3,998       $ 4,724
                                                       =======     ======      ======       =======

(a)  For the Period Beginning July 23, 1998 and Ended December 31, 1998

See notes to financial statements.

GLENBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                         Fidelity Variable Insurance Products Fund Sub-Accounts
                                                       -----------------------------------------------------------
                                                                VIP Growth                  VIP High Income
                                                       ----------------------------   ----------------------------
                                                        1999      1998     1997 (b)    1999      1998     1997 (b)
                                                       -------   -------   --------   -------   -------   --------
INVESTMENT INCOME
Dividends                                              $15,326   $     2     $  -     $11,022   $     1    $    -
Charges from Glenbrook Life and Annuity Company:
  Mortality and expense risk                            (1,716)     (236)      (1)     (1,329)     (611)        -
                                                       -------   -------     ----     -------   -------    ------
    Net investment income (loss)                        13,610      (234)      (1)      9,693      (610)        -
                                                       -------   -------     ----     -------   -------    ------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
  Proceeds from sales                                   20,409    51,708        1      31,076    13,115         -
  Cost of investments sold                              18,389    52,151        1      33,322    13,714         -
                                                       -------   -------     ----     -------   -------    ------

    Net realized gains (losses)                          2,020      (443)       -      (2,246)     (599)        -
                                                       -------   -------     ----     -------   -------    ------

Change in unrealized gains (losses)                     58,040    11,013      317       1,625    (5,511)        -
                                                       -------   -------     ----     -------   -------    ------

    Net gains (losses) on investments                   60,060    10,570      317        (621)   (6,110)        -
                                                       -------   -------     ----     -------   -------    ------

CHANGE IN NET ASSETS
 RESULTING FROM OPERATIONS                             $73,670   $10,336     $316     $ 9,072   $(6,720)   $    -
                                                       =======   =======     ====     =======   =======    ======

(b)  For the Period Beginning December 29, 1997 and Ended December 31, 1997

See notes to financial statements.

GLENBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                       Fidelity Variable Insurance       MFS Variable Insurance
                                                       Products Fund II Sub-Account        Trust Sub-Accounts
                                                       ----------------------------   -----------------------------
                                                            VIP II Contrafund          MFS Emerging Growth Series
                                                       ----------------------------   -----------------------------
                                                        1999      1998     1997 (b)     1999      1998     1997 (b)
                                                       -------   -------   --------   --------   -------   --------
INVESTMENT INCOME
Dividends                                              $ 7,319   $   174    $    -    $      -   $   181    $    -
Charges from Glenbrook Life and Annuity Company:
  Mortality and expense risk                            (2,180)     (381)        -      (1,316)     (147)        -
                                                       -------   -------    ------    --------   -------    ------
    Net investment income (loss)                         5,139      (207)        -      (1,316)       34         -
                                                       -------   -------    ------    --------   -------    ------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
  Proceeds from sales                                   27,304     6,364         -      14,592     3,421         -
  Cost of investments sold                              23,848     6,966         -      11,167     4,113         -
                                                       -------   -------    ------    --------   -------    ------

    Net realized gains (losses)                          3,456      (602)        -       3,425      (692)        -
                                                       -------   -------    ------    --------   -------    ------

Change in unrealized gains (losses)                     62,113    19,856         -     167,660    10,447         -
                                                       -------   -------    ------    --------   -------    ------

    Net gains (losses) on investments                   65,569    19,254         -     171,085     9,755         -
                                                       -------   -------    ------    --------   -------    ------

CHANGE IN NET ASSETS
 RESULTING FROM OPERATIONS                             $70,708   $19,047    $    -    $169,769   $ 9,789    $    -
                                                       =======   =======    ======    ========   =======    ======

(b)  For the Period Beginning December 29, 1997 and Ended December 31, 1997

See notes to financial statements.

GLENBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                          MFS Variable Insurance
                                                            Trust Sub-Accounts
                                                       ----------------------------
                                                       MFS Limited Maturity Series
                                                       ----------------------------
                                                        1999      1998     1997 (b)
                                                       -------   -------   --------
INVESTMENT INCOME
Dividends                                              $ 3,446   $ 1,545    $3,220
Charges from Glenbrook Life and Annuity Company:
  Mortality and expense risk                              (561)     (214)       (1)
                                                       -------   -------    ------
    Net investment income (loss)                         2,885     1,331     3,219
                                                       -------   -------    ------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
  Proceeds from sales                                   26,137    50,220         1
  Cost of investments sold                              25,713    57,662         1
                                                       -------   -------    ------

    Net realized gains (losses)                            424    (7,442)        -
                                                       -------   -------    ------

Change in unrealized gains (losses)                     (2,168)       49         -
                                                       -------   -------    ------

    Net gains (losses) on investments                   (1,744)   (7,393)        -
                                                       -------   -------    ------

CHANGE IN NET ASSETS
 RESULTING FROM OPERATIONS                             $ 1,141   $(6,062)   $3,219
                                                       =======   =======    ======

(b)  For the Period Beginning December 29, 1997 and Ended December 31, 1997

See notes to financial statements.

GLENBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                  AIM Variable Insurance Funds Sub-Accounts
                                                         ------------------------------------------------------------
                                                              Capital                                  Government
                                                            Appreciation      Diversified Income       Securities
                                                         ------------------   ------------------   ------------------
                                                          1999     1998 (a)    1999     1998 (a)    1999     1998 (a)
                                                         -------   --------   -------   --------   -------   --------
FROM OPERATIONS
Net investment income (loss)                             $ 1,464   $   453    $ 3,023   $ 2,787    $ 1,928    $    7
Net realized gains (losses)                                1,526      (846)      (557)      (24)        38     1,184
Change in unrealized gains (losses)                        9,566     2,656     (3,815)   (2,679)    (3,190)       65
                                                         -------   -------    -------   -------    -------    ------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS            12,556     2,263     (1,349)       84     (1,224)    1,256
                                                         -------   -------    -------   -------    -------    ------

FROM CAPITAL TRANSACTIONS
Deposits                                                       -         -          -         -          -         -
Benefit payments                                               -         -          -         -          -         -
Payments on termination                                        -         -          -         -          -         -
Contract administration charges                             (399)      (40)      (379)     (107)      (851)      (11)
Transfers among the sub-accounts
 and with the Fixed Account - net                         47,327    15,566     11,800    44,924     63,812       842
                                                         -------   -------    -------   -------    -------    ------
CHANGE IN NET ASSETS RESULTING
 FROM CAPITAL TRANSACTIONS                                46,928    15,526     11,421    44,817     62,961       831
                                                         -------   -------    -------   -------    -------    ------

INCREASE (DECREASE) IN NET ASSETS                         59,484    17,789     10,072    44,901     61,737     2,087

NET ASSETS AT BEGINNING OF PERIOD                         17,789         -     44,901         -      2,087         -
                                                         -------   -------    -------   -------    -------    ------

NET ASSETS AT END OF PERIOD                              $77,273   $17,789    $54,973   $44,901    $63,824    $2,087
                                                         =======   =======    =======   =======    =======    ======

(a)  For the Period Beginning July 23, 1998 and Ended December 31, 1998

See notes to financial statements.

GLENBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                     AIM Variable Insurance Funds Sub-Accounts
                                                         -----------------------------------------------------------------
                                                               Growth           Growth and Income    International Equity
                                                         -------------------   -------------------   ---------------------
                                                           1999     1998 (a)     1999     1998 (a)     1999      1998 (a)
                                                         --------   --------   --------   --------   ---------   ---------
FROM OPERATIONS
Net investment income (loss)                             $  5,522    $    -    $    977   $   735    $  5,810     $   116
Net realized gains (losses)                                    30         -       5,508    (1,588)      1,250        (113)
Change in unrealized gains (losses)                        16,661         -      35,218     9,133      40,259       1,110
                                                         --------    ------    --------   -------    --------     -------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS             22,213         -      41,703     8,280      47,319       1,113
                                                         --------    ------    --------   -------    --------     -------

FROM CAPITAL TRANSACTIONS
Deposits                                                        -         -           -         -           -           -
Benefit payments                                                -         -           -         -           -           -
Payments on termination                                         -         -           -         -           -           -
Contract administration charges                              (284)        -      (1,540)     (185)       (796)        (50)
Transfers among the sub-accounts
 and with the Fixed Account - net                         139,351         -     120,070    53,095     172,553      16,227
                                                         --------    ------    --------   -------    --------     -------
CHANGE IN NET ASSETS RESULTING
 FROM CAPITAL TRANSACTIONS                                139,067         -     118,530    52,910     171,757      16,177
                                                         --------    ------    --------   -------    --------     -------

INCREASE (DECREASE) IN NET ASSETS                         161,280         -     160,233    61,190     219,076      17,290

NET ASSETS AT BEGINNING OF PERIOD                               -         -      61,190         -      17,290           -
                                                         --------    ------    --------   -------    --------     -------

NET ASSETS AT END OF PERIOD                              $161,280    $    -    $221,423   $61,190    $236,366     $17,290
                                                         ========    ======    ========   =======    ========     =======

(a)  For the Period Beginning July 23, 1998 and Ended December 31, 1998

See notes to financial statements.

GLENBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                          AIM Variable Insurance Funds Sub-Accounts
                                                         --------------------------------------------
                                                           Global Utilities             Value
                                                         --------------------   ---------------------
                                                           1999     1998 (a)      1999      1998 (a)
                                                         --------   ---------   ---------   ---------
FROM OPERATIONS
Net investment income (loss)                             $   257     $    -     $  3,466     $ 3,037
Net realized gains (losses)                                  123          -        1,395       9,031
Change in unrealized gains (losses)                        3,488          -       44,176        (385)
                                                         -------     ------     --------     -------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS             3,868          -       49,037      11,683
                                                         -------     ------     --------     -------

FROM CAPITAL TRANSACTIONS
Deposits                                                       -          -            -           -
Benefit payments                                               -          -            -           -
Payments on termination                                        -          -            -           -
Contract administration charges                              (45)         -       (1,768)       (198)
Transfers among the sub-accounts
 and with the Fixed Account - net                         14,341          -      159,561      57,345
                                                         -------     ------     --------     -------
CHANGE IN NET ASSETS RESULTING
 FROM CAPITAL TRANSACTIONS                                14,296          -      157,793      57,147
                                                         -------     ------     --------     -------

INCREASE (DECREASE) IN NET ASSETS                         18,164          -      206,830      68,830

NET ASSETS AT BEGINNING OF PERIOD                              -          -       68,830           -
                                                         -------     ------     --------     -------

NET ASSETS AT END OF PERIOD                              $18,164     $    -     $275,660     $68,830
                                                         =======     ======     ========     =======

(a)  For the Period Beginning July 23, 1998 and Ended December 31, 1998

See notes to financial statements.

GLENBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                          American Century Variable Portfolios, Inc. Sub-Accounts
                                                       -------------------------------------------------------------
                                                                                            American Century VP
                                                       American Century VP Balanced            International
                                                       -----------------------------   -----------------------------
                                                        1999       1998     1997 (b)     1999      1998     1997 (b)
                                                       -------   --------   --------   --------   -------   --------
FROM OPERATIONS
Net investment income (loss)                           $ 8,821   $    (62)  $    (1)   $   (871)  $   474   $     -
Net realized gains (losses)                                (59)      (665)        -       1,357    (1,510)        -
Change in unrealized gains (losses)                     (2,432)     3,202       122      68,906     3,140         -
                                                       -------   --------   -------    --------   -------   -------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS           6,330      2,475       121      69,392     2,104         -
                                                       -------   --------   -------    --------   -------   -------

FROM CAPITAL TRANSACTIONS
Deposits                                                     -    (50,288)        -           -         -         -
Benefit payments                                             -          -         -           -         -         -
Payments on termination                                      -          -         -        (395)        -         -
Contract administration charges                         (1,197)      (383)      (69)     (1,847)     (327)        -
Transfers among the sub-accounts
 and with the Fixed Account - net                       41,969     44,444    50,428      86,364    55,416         -
                                                       -------   --------   -------    --------   -------   -------
CHANGE IN NET ASSETS RESULTING
 FROM CAPITAL TRANSACTIONS                              40,772     (6,227)   50,359      84,122    55,089         -
                                                       -------   --------   -------    --------   -------   -------

INCREASE (DECREASE) IN NET ASSETS                       47,102     (3,752)   50,480     153,514    57,193         -

NET ASSETS AT BEGINNING OF PERIOD                       46,728     50,480         -      57,193         -         -
                                                       -------   --------   -------    --------   -------   -------

NET ASSETS AT END OF PERIOD                            $93,830   $ 46,728   $50,480    $210,707   $57,193   $     -
                                                       =======   ========   =======    ========   =======   =======

(b)  For the Period Beginning December 29, 1997 and Ended December 31, 1997

See notes to financial statements.

GLENBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                    Dreyfus Variable Investment Fund Sub-Accounts
                                                         --------------------------------------------------------------------
                                                             VIF Growth and Income                 VIF Money Market
                                                         ------------------------------   -----------------------------------
                                                           1999       1998     1997 (b)      1999          1998      1997 (b)
                                                         --------   --------   --------   -----------   ----------   --------
FROM OPERATIONS
Net investment income (loss)                             $ 10,515   $  1,053   $    (1)   $    10,360   $   17,370   $     -
Net realized gains (losses)                                 3,548     (3,031)        -              -            -         -
Change in unrealized gains (losses)                        27,379     11,616       418              -            -         -
                                                         --------   --------   -------    -----------   ----------   -------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS             41,442      9,638       417         10,360       17,370         -
                                                         --------   --------   -------    -----------   ----------   -------

FROM CAPITAL TRANSACTIONS
Deposits                                                        -    (50,411)        -      2,092,222    1,203,422         -
Benefit payments                                                -          -         -              -            -         -
Payments on termination                                         -          -         -              -            -         -
Contract administration charges                            (3,549)    (1,043)      (69)        (3,585)      (3,492)     (103)
Transfers among the sub-accounts
 and with the Fixed Account - net                          62,137    170,468    50,686     (1,739,876)    (982,780)   75,543
                                                         --------   --------   -------    -----------   ----------   -------
CHANGE IN NET ASSETS RESULTING
 FROM CAPITAL TRANSACTIONS                                 58,588    119,014    50,617        348,761      217,150    75,440
                                                         --------   --------   -------    -----------   ----------   -------

INCREASE (DECREASE) IN NET ASSETS                         100,030    128,652    51,034        359,121      234,520    75,440

NET ASSETS AT BEGINNING OF PERIOD                         179,686     51,034         -        309,960       75,440         -
                                                         --------   --------   -------    -----------   ----------   -------

NET ASSETS AT END OF PERIOD                              $279,716   $179,686   $51,034    $   669,081   $  309,960   $75,440
                                                         ========   ========   =======    ===========   ==========   =======

(b)  For the Period Beginning December 29, 1997 and Ended December 31, 1997

See notes to financial statements.

GLENBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                         Dreyfus Variable Investment     Dreyfus Socially Responsible
                                                              Fund Sub-Accounts         Growth Fund, Inc. Sub-Account
                                                         ----------------------------   ------------------------------
                                                                                         Dreyfus Socially Responsible
                                                           VIF Small Company Stock            Growth Fund, Inc.
                                                         ----------------------------   ------------------------------
                                                          1999      1998     1997 (b)     1999      1998     1997 (b)
                                                         -------   -------   --------   --------   -------   ---------
FROM OPERATIONS
Net investment income (loss)                             $  (426)  $   (50)   $    -    $   892    $  185     $     -
Net realized gains (losses)                               (1,290)      (41)        -        379         -           -
Change in unrealized gains (losses)                        8,468    (1,538)        -      1,898      (130)          -
                                                         -------   -------    ------    -------    ------     -------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS             6,752    (1,629)        -      3,169        55           -
                                                         -------   -------    ------    -------    ------     -------

FROM CAPITAL TRANSACTIONS
Deposits                                                       -         -         -          -         -           -
Benefit payments                                               -         -         -          -         -           -
Payments on termination                                     (337)        -         -          -         -           -
Contract administration charges                             (868)     (199)        -       (135)       (8)          -
Transfers among the sub-accounts
 and with the Fixed Account - net                         40,982    27,903         -     20,935     4,710           -
                                                         -------   -------    ------    -------    ------     -------
CHANGE IN NET ASSETS RESULTING
 FROM CAPITAL TRANSACTIONS                                39,777    27,704         -     20,800     4,702           -
                                                         -------   -------    ------    -------    ------     -------

INCREASE (DECREASE) IN NET ASSETS                         46,529    26,075         -     23,969     4,757           -

NET ASSETS AT BEGINNING OF PERIOD                         26,075         -         -      4,757         -           -
                                                         -------   -------    ------    -------    ------     -------

NET ASSETS AT END OF PERIOD                              $72,604   $26,075    $    -    $28,726    $4,757     $     -
                                                         =======   =======    ======    =======    ======     =======

(b)  For the Period Beginning December 29, 1997 and Ended December 31, 1997

See notes to financial statements.

GLENBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                                 Fidelity Variable
                                                         Dreyfus Stock Index  Insurance Products Fund
                                                          Fund Sub-Account          Sub-Accounts
                                                         -------------------  ------------------------
                                                            Dreyfus Stock
                                                             Index Fund          VIP Equity-Income
                                                         -------------------  ------------------------
                                                           1999     1998 (a)     1999       1998 (a)
                                                         ---------  --------  -----------  -----------
FROM OPERATIONS
Net investment income (loss)                             $  1,237    $  (9)     $ 1,785      $   (89)
Net realized gains (losses)                                   409     (217)       1,115          619
Change in unrealized gains (losses)                        12,060       (3)       1,098        4,194
                                                         --------    -----      -------      -------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS             13,706     (229)       3,998        4,724
                                                         --------    -----      -------      -------

FROM CAPITAL TRANSACTIONS
Deposits                                                        -        -            -            -
Benefit payments                                                -        -            -            -
Payments on termination                                         -        -            -            -
Contract administration charges                              (631)       -         (963)        (174)
Transfers among the sub-accounts
 and with the Fixed Account - net                         183,275      226       44,552       43,924
                                                         --------    -----      -------      -------

CHANGE IN NET ASSETS RESULTING
 FROM CAPITAL TRANSACTIONS                                182,644      226       43,589       43,750
                                                         --------    -----      -------      -------

INCREASE (DECREASE) IN NET ASSETS                         196,350       (3)      47,587       48,474

NET ASSETS AT BEGINNING OF PERIOD                              (3)       -       48,474            -
                                                         --------    -----      -------      -------

NET ASSETS AT END OF PERIOD                              $196,347    $  (3)     $96,061      $48,474
                                                         ========    =====      =======      =======

(a)  For the Period Beginning July 23, 1998 and Ended December 31, 1998

See notes to financial statements.

GLENBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                            Fidelity Variable Insurance Products Fund Sub-Accounts
                                                         ------------------------------------------------------------
                                                                  VIP Growth                   VIP High Income
                                                         -----------------------------  -----------------------------
                                                                                1997                          1997
                                                           1999       1998       (b)      1999      1998       (b)
                                                         --------  ----------  -------  --------  --------  ---------
FROM OPERATIONS
Net investment income (loss)                             $ 13,610   $   (234)  $   (1)  $  9,693  $   (610) $      -
Net realized gains (losses)                                 2,020       (443)       -     (2,246)     (599)        -
Change in unrealized gains (losses)                        58,040     11,013      317      1,625    (5,511)        -
                                                         --------   --------   -------  --------  --------  --------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS             73,670     10,336      316      9,072    (6,720)        -
                                                         --------   --------   -------  --------  --------  --------

FROM CAPITAL TRANSACTIONS
Deposits                                                        -    (50,886)       -          -         -         -
Benefit payments                                                -          -        -          -         -         -
Payments on termination                                      (370)         -        -          -         -         -
Contract administration charges                            (3,189)      (481)     (69)    (2,218)   (1,190)        -
Transfers among the sub-accounts
 and with the Fixed Account - net                         163,745     89,147   50,937     41,301   122,642         -
                                                         --------   --------   -------  --------  --------  --------
CHANGE IN NET ASSETS RESULTING
 FROM CAPITAL TRANSACTIONS                                160,186     37,780   50,868     39,083   121,452         -
                                                         --------   --------   -------  --------  --------  --------

INCREASE (DECREASE) IN NET ASSETS                         233,856     48,116   51,184     48,155   114,732         -

NET ASSETS AT BEGINNING OF PERIOD                          99,300     51,184        -    114,732         -         -
                                                         --------   --------   -------  --------  --------  --------

NET ASSETS AT END OF PERIOD                              $333,156   $ 99,300   $51,184  $162,887  $114,732  $      -
                                                         ========   ========   =======  ========  ========  ========

(b)  For the Period Beginning December 29, 1997 and Ended December 31, 1997

See notes to financial statements.

GLENBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                          Fidelity Variable Insurance        MFS Variable Insurance
                                                          Products Fund II Sub-Account         Trust Sub-Accounts
                                                         ------------------------------   -----------------------------
                                                               VIP II Contrafund           MFS Emerging Growth Series
                                                         ------------------------------   -----------------------------
                                                           1999       1998     1997 (b)     1999      1998     1997 (b)
                                                         --------   --------   --------   --------   -------   --------
FROM OPERATIONS
Net investment income (loss)                             $  5,139   $   (207)   $    -    $ (1,316)  $    34    $    -
Net realized gains (losses)                                 3,456       (602)        -       3,425      (692)        -
Change in unrealized gains (losses)                        62,113     19,856         -     167,660    10,447         -
                                                         --------   --------    ------    --------   -------    ------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS             70,708     19,047         -     169,769     9,789         -
                                                         --------   --------    ------    --------   -------    ------

FROM CAPITAL TRANSACTIONS
Deposits                                                        -          -         -           -         -         -
Benefit payments                                                -          -         -           -         -         -
Payments on termination                                      (352)         -         -        (390)        -         -
Contract administration charges                            (3,900)      (782)        -      (2,321)     (274)        -
Transfers among the sub-accounts
 and with the Fixed Account - net                         221,086    128,016         -     345,016    43,295         -
                                                         --------   --------    ------    --------   -------    ------
CHANGE IN NET ASSETS RESULTING
 FROM CAPITAL TRANSACTIONS                                216,834    127,234         -     342,305    43,021         -
                                                         --------   --------    ------    --------   -------    ------

INCREASE (DECREASE) IN NET ASSETS                         287,542    146,281         -     512,074    52,810         -

NET ASSETS AT BEGINNING OF PERIOD                         146,281          -         -      52,810         -         -
                                                         --------   --------    ------    --------   -------    ------

NET ASSETS AT END OF PERIOD                              $433,823   $146,281    $    -    $564,884   $52,810    $    -
                                                         ========   ========    ======    ========   =======    ======

(b)  For the Period Beginning December 29, 1997 and Ended December 31, 1997

See notes to financial statements.

GLENBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                            MFS Variable Insurance
                                                              Trust Sub-Accounts
                                                         -----------------------------
                                                          MFS Limited Maturity Series
                                                         -----------------------------
                                                          1999       1998     1997 (b)
                                                         -------   --------   --------
FROM OPERATIONS
Net investment income (loss)                             $ 2,885   $  1,331   $ 3,219
Net realized gains (losses)                                  424     (7,442)        -
Change in unrealized gains (losses)                       (2,168)        49         -
                                                         -------   --------   -------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS             1,141     (6,062)    3,219
                                                         -------   --------   -------

FROM CAPITAL TRANSACTIONS
Deposits                                                       -    (50,119)        -
Benefit payments                                               -          -         -
Payments on termination                                        -          -         -
Contract administration charges                           (1,326)      (399)      (69)
Transfers among the sub-accounts
 and with the Fixed Account - net                          1,880     60,482    52,935
                                                         -------   --------   -------
CHANGE IN NET ASSETS RESULTING
 FROM CAPITAL TRANSACTIONS                                   554      9,964    52,866
                                                         -------   --------   -------

INCREASE (DECREASE) IN NET ASSETS                          1,695      3,902    56,085

NET ASSETS AT BEGINNING OF PERIOD                         59,987     56,085         -
                                                         -------   --------   -------

NET ASSETS AT END OF PERIOD                              $61,682   $ 59,987   $56,085
                                                         =======   ========   =======

(b)  For the Period Beginning December 29, 1997 and Ended December 31, 1997

See notes to financial statements.

GLENBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.  ORGANIZATION

    Glenbrook Life Variable Life Separate Account A (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Glenbrook Life and Annuity Company ("Glenbrook Life"). The assets of the Account are legally segregated from those of Glenbrook Life. Glenbrook Life is wholly owned by Allstate Life Insurance Company, a wholly owned subsidiary of Allstate Insurance Company, which is wholly owned by The Allstate Corporation.

    Glenbrook Life issues the Glenbrook Provider Variable Life contract, the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account. Absent any contract provisions wherein Glenbrook Life contractually guarantees either a minimum return or account value to the beneficiaries of the contractholders in the form of a death benefit, the contractholders bear the investment risk that the sub-accounts may not meet their stated objectives. The sub-accounts invest in the following underlying mutual fund portfolios (collectively the "Funds"):

    AIM VARIABLE INSURANCE FUNDS                     DREYFUS STOCK INDEX FUND
      Capital Appreciation
      Diversified Income                             FIDELITY VARIABLE INSURANCE PRODUCTS FUND
      Government Securities                            VIP Equity-Income
      Growth                                           VIP Growth
      Growth and Income                                VIP High Income
      International Equity
      Global Utilities                               FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
      Value                                            VIP II Contrafund

    AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.       MFS VARIABLE INSURANCE TRUST
      American Century VP Balanced                     MFS Emerging Growth Series
      American Century VP International                MFS Limited Maturity Series

    DREYFUS VARIABLE INVESTMENT FUND
      VIF Growth and Income
      VIF Money Market
      VIF Small Company Stock

    DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.


    Glenbrook Life provides insurance and administrative services to the policyholders for a fee.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    VALUATION OF INVESTMENTS - Investments consist of shares of the Funds and are stated at fair value based on quoted market prices at December 31, 1999.

    INVESTMENT INCOME - Investment income consists of dividends declared by the Funds and is recognized on the ex-dividend date.

    REALIZED GAINS AND LOSSES - Realized gains and losses represent the difference between the proceeds from sales of portfolio shares by the Account and the cost of such shares, which is determined on a weighted average basis.

    FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined in the Internal Revenue Code ("Code"). As such, the operations of the Account are included in the tax return of Glenbrook Life. Glenbrook Life is taxed as a life insurance company under the Code. No federal income taxes are allocable to the Account as the Account did not generate taxable income.

    USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

3.  EXPENSES

    MONTHLY DEDUCTIONS - Glenbrook Life charges each contractholder monthly for cost of insurance, tax expense and administrative expense. The cost of insurance is based upon several variables, including the contractholder's death benefit and the Account value. Tax expense is charged at an annual rate equal to .40% of the Account value for the first ten contract years. Glenbrook Life deducts a monthly administration fee equal to .25% per annum of Account value.

    MORTALITY AND EXPENSE RISK CHARGE - Glenbrook Life assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a rate equal to .90% per annum of the daily net assets of the Account. The mortality and expense risk charge covers insurance benefits available with the contract and certain expenses of the contract. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the contract.

    ANNUAL MAINTENANCE FEE - Glenbrook Life deducts an annual maintenance fee of $35 on each contract anniversary. This charge will be waived on contracts with an aggregate premium amount of $50,000.

4.  UNITS ISSUED AND REDEEMED

    (Units in whole amounts)

                                                                      UNIT ACTIVITY DURING 1999:
                                                                  -----------------------------------    ACCUMULATION
                                               UNITS OUTSTANDING  UNITS    UNITS    UNITS OUTSTANDING     UNIT VALUE
                                               DECEMBER 31, 1998  ISSUED  REDEEMED  DECEMBER 31, 1999  DECEMBER 31, 1999
                                               -----------------  ------  --------  -----------------  -----------------
Investments in the AIM Variable Insurance
 Funds Sub-Accounts:
      Capital Appreciation                           1,948        4,095      (947)         5,096            $15.16
      Diversified Income                               680        5,725      (652)         5,753              9.55
      Government Securities                          4,843        1,567       (83)         6,327             10.09
      Growth                                             -        11,026     (147)        10,879             14.82
      Growth and Income                              7,440        12,149   (4,312)        15,277             14.49
      International Equity                           2,795        15,726   (2,003)        16,518             14.31
      Global Utilities                                   -        1,374       (54)         1,320             13.76
      Value                                          9,892        16,104   (6,330)        19,666             14.02

Investments in the American Century Variable
 Portfolios Inc. Sub-Accounts:
      American Century VP Balanced                   3,990        3,456      (101)         7,345             12.77
      American Century VP International              4,986        7,399    (1,087)        11,298             18.65

Investments in the Dreyfus Variable
 Investment Fund Sub-Accounts:
      VIF Growth and Income                         15,705        6,105      (974)        20,836             13.42
      VIF Money Market                              14,798        47,226   (1,303)        60,721             11.02
      VIF Small Company Stock                        2,600        4,475      (470)         6,605             10.99

Investment in the Dreyfus Socially
 Responsible Growth Fund, Inc. Sub-Account:            419        1,483       (10)         1,892             15.19

Investment in the Dreyfus Stock Index Fund
 Sub-Account:                                            -        15,920     (713)        15,207             12.91

Investments in the Fidelity Variable
 Insurance Products Fund Sub-Accounts:
      VIP Equity-Income                              4,801        4,319       (90)         9,030             10.64
      VIP Growth                                     6,832        11,253   (1,259)        16,826             19.80
      VIP High Income                               11,362        6,572    (2,885)        15,049             10.82

Investment in Fidelity Variable Insurance
 Products Fund II Sub-Account:
      VIP II Contrafund                             10,692        16,876   (1,817)        25,751             16.85

Investments in the MFS Variable Insurance
 Trust Sub-Accounts:
      MFS Emerging Growth Series                     3,815        20,286     (801)        23,300             24.24
      MFS Limited Maturity Series                   11,505        2,222    (8,031)         5,696             10.83

Units relating to accrued contract maintenance charges are included in units redeemed.

  Glenbrook Life Variable Life Separate Account A
                    Financial Statements as of June 30, 2000
                                  (Unaudited)

GLENBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS
June 30, 2000
----------------------------------------------------------------------------------------------------------------------------
(unaudited)

     ASSETS
     Allocation to Sub-Accounts investing in the AIM Variable Insurance Funds:
        AIM V.I. Capital Appreciation,  8,830 shares (cost $315,167)                                              $ 340,035
        AIM V.I. Diversified Income, 8,628 shares (cost $92,857)                                                     85,934
        AIM V.I. Global Utilities,  5,557 shares (cost $133,398)                                                    133,026
        AIM V.I. Government Securities,  8,326 shares (cost $91,815)                                                 91,587
        AIM V.I. Growth,  12,925 shares (cost $416,603)                                                             437,248
        AIM V.I. Growth and Income, 13,713 shares (cost $395,147)                                                   438,115
        AIM V.I. International Equity,  26,379 shares (cost $704,311)                                               688,748
        AIM V.I. Value,  13,123 shares (cost $397,589)                                                              438,451

     Allocation to Sub-Accounts investing in the American Century Variable Portfolios, Inc.:
        American Century VP Balanced,  22,697 shares  (cost $173,088)                                               171,592
        American Century VP International,   40,922 shares (cost $422,984)                                          473,060

     Allocation to Sub-Accounts investing in the Dreyfus Funds:
        VIF Growth and Income,   14,516 shares (cost $333,290)                                                      365,522
        VIF Money Market,   555,585 shares (cost $555,585)                                                          555,585
        VIF Small Company Stock,   6,250 shares (cost $101,007)                                                     109,505
        Dreyfus Socially Responsible Growth Fund, Inc.,  7,102 shares (cost $273,334)                               284,513
        Dreyfus Stock Index Fund,  30,951 shares (cost $1,152,299)                                                1,176,754

     Allocation to Sub-Accounts investing in the Fidelity Variable Insurance Products Fund:
        Fidelity VIP Contrafund,  28,884 shares (cost $714,179)                                                     724,696
        Fidelity VIP Equity-Income,  8,491 shares (cost $199,677)                                                   194,529
        Fidelity VIP Growth,  16,824 shares (cost $809,859)                                                         867,117
        Fidelity VIP High Income,  16,936 shares (cost $190,581)                                                    170,112

     Allocation to Sub-Accounts investing in the MFS Variable Insurance Trust:
        MFS Emerging Growth Series,  47,034 shares (cost $1,547,927)                                              1,648,536
        MFS Limited Maturity Series,  3,813 shares (cost $38,667)                                                    38,281
                                                                                                               ------------

        Total Assets                                                                                              9,432,946

     LIABILITIES
     Payable to Glenbrook Life and Annuity Company:
        Accrued contract maintenance charges                                                                          2,199
                                                                                                               ------------

        Net Assets                                                                                             $  9,430,747
                                                                                                               ============








     See notes to financial statements.

GLENBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2000
-------------------------------------------------------------------------------------------------------------------------------
(unaudited)

                                                                  AIM Variable Insurance Funds Sub-Accounts
                                                 ------------------------------------------------------------------------------

                                                   AIM V.I.     AIM V.I.      AIM V.I.     AIM V.I.                    AIM V.I.
                                                   Capital     Diversified    Global      Government     AIM V.I.      Growth &
                                                 Appreciation    Income      Utilities    Securities     Growth        Income
                                                  ----------   ----------   -----------  -----------   -----------   -----------


    INVESTMENT INCOME
    Dividends                                      $    -       $    -         $   -       $    -        $    -        $    -
    Charges from Glenbrook Life and Annuity
    Company:
       Mortality and expense risk                     (765)        (298)         (251)        (330)       (1,367)       (1,542)
                                                   -------      -------        ------      -------       -------       -------

            Net investment income (loss)              (765)        (298)         (251)        (330)       (1,367)       (1,542)
                                                   -------      -------        ------      -------       -------       -------


    REALIZED AND UNREALIZED GAINS
       (LOSSES) ON INVESTMENTS
    Realized gains (losses) from sales of investments:
       Proceeds from sales                           1,241        1,270         4,104          803         2,600        48,451
       Cost of investments sold                      1,110        1,390         3,874          826         2,421        44,249
                                                   -------       ------        ------      -------       -------       -------

          Net realized gains (losses)                  131         (120)          230          (23)          179         4,202
                                                   -------       ------        ------      -------       -------       -------

    Change in unrealized gains (losses)             12,647         (429)       (3,859)       2,898         3,984        (1,382)
                                                   -------       ------        ------      -------       -------       -------

          Net gains (losses) on investments         12,778         (549)       (3,629)       2,875         4,163         2,820
                                                   -------       ------        ------      -------       -------       -------


    CHANGE IN NET ASSETS
       RESULTING FROM OPERATIONS                  $ 12,013       $ (847)      $(3,880)     $ 2,545       $ 2,796       $ 1,278
                                                  ========       ======       =======      =======       =======       =======
















    See notes to financial statements.

GLENBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2000
-------------------------------------------------------------------------------------------------------
(unaudited)
                                               AIM Variable Insurance     American Century Variable
                                                 Funds Sub-Accounts       Portfolios, Inc. Sub-Accounts
                                               ------------------------   -----------------------------

                                                AIM V.I.                   American     American
                                               International AIM V.I.      Century VP   Century VP
                                                 Equity       Value        Balanced    International
                                               -----------  -----------   -----------  --------------


    INVESTMENT INCOME
    Dividends                                     $    -       $   -       $ 4,972       $ 4,580
    Charges from Glenbrook Life and Annuity Company:
      Mortality and expense risk                   (2,057)      (1,572)       (579)       (1,336)
                                                  -------      -------     -------       -------

           Net investment income (loss)            (2,057)      (1,572)      4,393         3,244
                                                  -------      -------     -------       -------


    REALIZED AND UNREALIZED GAINS
      (LOSSES) ON INVESTMENTS
    Realized gains (losses) from sales of investments:
      Proceeds from sales                           3,288       18,383       1,287        14,413
      Cost of investments sold                      3,198       16,144       1,308        10,964
                                                  -------      -------     -------      --------

         Net realized gains (losses)                   90        2,239         (21)        3,449
                                                  -------      -------     -------      --------

    Change in unrealized gains (losses)           (56,932)      (2,929)     (2,389)      (21,971)
                                                  -------      -------     -------      --------

         Net gains (losses) on investments        (56,842)        (690)     (2,410)      (18,522)
                                                  -------      -------     -------      --------


    CHANGE IN NET ASSETS
      RESULTING FROM OPERATIONS                  $(58,899)     $(2,262)    $ 1,983      $(15,278)
                                                 ========      =======     =======      ========
















    See notes to financial statements.

GLENBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2000
--------------------------------------------------------------------------------------------------------------------
(unaudited)

                                                                    The Dreyfus Funds Sub-Accounts
                                                 -------------------------------------------------------------------
                                                                                            Dreyfus       Dreyfus
                                                    VIF          VIF            VIF         Socially       Stock
                                                 Growth &       Money          Small       Responsible     Index
                                                  Income        Market      Company Stock  Growth Fund      Fund
                                                 ----------   ----------   --------------  -----------  ------------


    INVESTMENT INCOME
    Dividends                                      $ 1,016     $ 14,840           $   173      $    14       $ 4,195
    Charges from Glenbrook Life and Annuity Company:
       Mortality and expense risk                   (1,477)      (2,088)             (388)        (544)       (2,277)
                                                   --------    --------           -------      -------       -------

            Net investment income (loss)              (461)      12,752              (215)        (530)        1,918
                                                   -------     --------           -------      -------       -------


    REALIZED AND UNREALIZED GAINS
       (LOSSES) ON INVESTMENTS
    Realized gains (losses) from sales of investments:
       Proceeds from sales                          18,456      934,672            16,058       21,335        39,384
       Cost of investments sold                     15,880      934,672            13,989       21,278        39,843
                                                  --------     --------          --------      -------       -------

          Net realized gains (losses)                2,576            -             2,069           57          (459)
                                                  --------     --------          --------      -------       -------

          Change in unrealized gains (losses)       (7,180)           -             1,567        9,038        12,398
                                                  --------     --------          --------      -------       -------

          Net gains (losses) on investments         (4,604)           -             3,636        9,095        11,939
                                                  --------     --------          --------      -------       -------


    CHANGE IN NET ASSETS
       RESULTING FROM OPERATIONS                  $ (5,065)    $ 12,752          $  3,421      $ 8,565       $13,857
                                                  ========     ========          ========      =======       =======
















    See notes to financial statements.

GLENBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2000
----------------------------------------------------------------------------------------------------------------------------------
(unaudited)
                                                        Fidelity Variable Insurance Products            MFS Variable Insurance
                                                                  Fund Sub-Accounts                       Trust Sub-Accounts
                                                 ---------------------------------------------------------------------------------

                                                 Fidelity      Fidelity      Fidelity     Fidelity        MFS            MFS
                                                    VIP          VIP           VIP          VIP         Emerging       Limited
                                                 Contrafund  Equity-Income   Growth     High Income  Growth Series Maturity Series
                                                 ----------   -----------   ----------- -----------  ------------- --------------


    INVESTMENT INCOME
    Dividends                                     $ 65,607       $ 8,229      $ 42,097     $ 11,276       $ 58,650      $     -
    Charges from Glenbrook Life and Annuity Company:
       Mortality and expense risk                   (2,562)         (620)       (2,502)        (804)        (4,662)        (268)
                                                  --------       -------      --------     --------       --------      -------

            Net investment income (loss)            63,045         7,609        39,595       10,472         53,988         (268)
                                                  --------       -------      --------     --------       --------      -------


    REALIZED AND UNREALIZED GAINS
       (LOSSES) ON INVESTMENTS
    Realized gains (losses) from sales of investments:
       Proceeds from sales                          36,474         4,342        16,239       34,392         15,758       25,982
       Cost of investments sold                     35,614         4,429        13,776       38,524          8,824       26,407
                                                  --------       -------      --------     --------       --------      -------

          Net realized gains (losses)                  860           (87)        2,463       (4,132)         6,934         (425)
                                                  --------     ---------      --------     --------       --------      -------

    Change in unrealized gains (losses)            (71,453)      (10,439)      (12,112)     (16,582)       (77,498)       1,734
                                                  --------     ---------      --------     --------       --------      -------

          Net gains (losses) on investments        (70,593)      (10,526)       (9,649)     (20,714)       (70,564)       1,309
                                                  --------     ---------      --------     --------       --------      -------


    CHANGE IN NET ASSETS
       RESULTING FROM OPERATIONS                  $ (7,548)    $  (2,917)    $ 29,946     $ (10,242)     $ (16,576)    $  1,041
                                                  =========    =========     ========     =========       =========    ========
















    See notes to financial statements.

GLENBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED JUNE 30, 2000
--------------------------------------------------------------------------------------------------------------------------------
(unaudited)



                                                                        AIM Variable Insurance Funds Sub-Accounts
                                                 -------------------------------------------------------------------------------

                                                    AIM V.I.      AIM V.I.       AIM V.I.     AIM V.I.                   AIM V.I.
                                                    Capital     Diversified      Global     Government     AIM V.I.     Growth &
                                                  Appreciation     Income        Utilities   Securities     Growth       Income
                                                  ------------  ------------   ------------ ------------   ----------  -----------
    FROM OPERATIONS
    Net investment income (loss)                    $   (765)   $   (298)      $   (251)    $   (330)    $ (1,367)    $ (1,542)
    Net realized gains (losses)                          131        (120)           230          (23)         179        4,202
    Change in unrealized gains (losses)               12,647        (429)        (3,859)       2,898        3,984       (1,382)
                                                    --------    --------       --------     --------     --------     --------


    Change in net assets resulting from operations    12,013        (847)        (3,880)       2,545        2,796        1,278
                                                    --------    --------       --------     --------     --------     --------

    FROM CAPITAL TRANSACTIONS
    Deposits                                               -          -              -            -            -            -
    Benefit payments                                       -          -              -            -            -       (42,563)
    Payments on termination                                -          -              -            -            -            -
    Contract administration charges                   (1,358)     (1,050)          (419)        (528)      (2,220)      (2,602)
    Transfers among the sub-accounts
           and with the Fixed Account - net          252,030      32,836        119,130       25,727      275,290      260,479
                                                    --------    --------       --------     --------     --------    ---------

       Change in net assets resulting
           from capital transactions                 250,672      31,786        118,711       25,199      273,070      215,314
                                                    --------    --------       --------     --------     --------     --------

    INCREASE (DECREASE) IN NET ASSETS                262,685      30,939        114,831       27,744      275,866      216,592

    NET ASSETS AT BEGINNING OF PERIOD                 77,273      54,973         18,164       63,824      161,280      221,423
                                                    --------    --------       --------     --------     --------     --------

    NET ASSETS AT END OF PERIOD                    $ 339,958    $ 85,912       $132,995     $ 91,568     $437,146     $438,015
                                                   =========    ========       ========     ========     ========     ========

















    See notes to financial statements.

GLENBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED JUNE 30, 2000
--------------------------------------------------------------------------------------------------------------------
(unaudited)


                                                       AIM Variable Insurance          American Century Variable
                                                         Funds Sub-Accounts          Portfolios, Inc. Sub-Accounts
                                                      ---------------------------    --------------------------------
                                                         AIM V.I.                     American         American
                                                      International   AIM V.I.        Century VP      Century VP
                                                         Equity        Value          Balanced       International
                                                      ------------- -------------    -------------   ----------------

    FROM OPERATIONS
    Net investment income (loss)                         $ (2,057)     $ (1,572)        $  4,393           $  3,244
    Net realized gains (losses)                                90         2,239              (21)             3,449
    Change in unrealized gains (losses)                   (56,932)       (2,929)          (2,389)           (21,971)
                                                         ---------     --------         --------           --------


    Change in net assets resulting from operations        (58,899)       (2,262)           1,983            (15,278)
                                                         --------      --------         --------           --------

    FROM CAPITAL TRANSACTIONS
    Deposits                                                    -           400                -                  -
    Benefit payments                                            -             -                -                  -
    Payments on termination                                     -             -                -               (561)
    Contract administration charges                        (3,562)       (2,457)            (958)            (2,445)
    Transfers among the sub-accounts
       and with the Fixed Account - net                   514,681       167,008           76,697            280,526
                                                         --------      --------         --------           --------

    Change in net assets resulting
       from capital transactions                          511,119       164,951           75,739            277,520
                                                         --------      --------         --------           --------

    INCREASE (DECREASE) IN NET ASSETS                     452,220       162,689           77,722            262,242

    NET ASSETS AT BEGINNING OF PERIOD                     236,366       275,660           93,830            210,707
                                                         --------      --------         --------           --------

    NET ASSETS AT END OF PERIOD                          $688,586      $438,349         $171,552           $472,949
                                                         ========     =========         ========           ========

















    See notes to financial statements.

GLENBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED JUNE 30, 2000
-------------------------------------------------------------------------------------------------------------------------
(unaudited)


                                                                     The Dreyfus Funds Sub-Accounts
                                               --------------------------------------------------------------------------
                                                                                                 Dreyfus        Dreyfus
                                                     VIF          VIF              VIF           Socially        Stock
                                                  Growth &       Money            Small         Responsible      Index
                                                   Income        Market       Company Stock     Growth Fund       Fund
                                               ------------ -------------  ----------------  -------------- -------------

    FROM OPERATIONS
    Net investment income (loss)                  $   (461)    $    12,752       $   (215)       $   (530)     $   1,918
    Net realized gains (losses)                      2,576               -          2,069              57           (459)
    Change in unrealized gains (losses)             (7,180)              -          1,567           9,038         12,398
                                                  --------     -----------       --------        --------      ---------

    Change in net assets resulting from operations  (5,065)         12,752          3,421           8,565         13,857
                                                  --------     -----------       --------        --------      ---------

    FROM CAPITAL TRANSACTIONS
    Deposits                                           400       5,763,342              -             400           400
    Benefit payments                                     -               -              -               -             -
    Payments on termination                              -               -           (561)              -             -
    Contract administration charges                 (3,062)         (5,015)          (929)         (1,050)       (4,269)
    Transfers among the sub-accounts
       and with the Fixed Account - net             93,447      (5,884,704)        34,943         247,804       970,141
                                                  --------     -----------       --------        --------      --------

    Change in net assets resulting
       from capital transactions                    90,785        (126,377)        33,453         247,154       966,272
                                                  --------     -----------       --------        --------      --------

    INCREASE (DECREASE) IN NET ASSETS               85,720        (113,625)        36,874         255,719       980,129

    NET ASSETS AT BEGINNING OF PERIOD              279,716         669,081         72,604          28,726       196,347
                                                  --------     -----------       --------        --------      --------

    NET ASSETS AT END OF PERIOD                  $ 365,436     $   555,456      $ 109,478       $ 284,445   $ 1,176,476
                                                 =========     ===========      =========       =========   ===========













    See notes to financial statements.

GLENBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED JUNE 30, 2000
----------------------------------------------------------------------------------------------------------------------------------
(unaudited)


                                                                                                       MFS Variable Insurance
                                              Fidelity Variable Insurance Products Fund Sub-Accounts     Trust Sub-Accounts
                                              ----------------------------------------------------- ------------------------------

                                               Fidelity     Fidelity     Fidelity       Fidelity         MFS            MFS
                                                  VIP          VIP          VIP            VIP        Emerging        Limited
                                              Contrafund   Equity-Income  Growth       High Income  Growth Series  Maturity Series
                                              ------------ ------------ ------------   ------------ -------------- ---------------
    FROM OPERATIONS
    Net investment income (loss)              $    63,045  $     7,609  $    39,595    $    10,472  $      53,988  $         (268)
    Net realized gains (losses)                       860          (87)       2,463         (4,132)         6,934            (425)
    Change in unrealized gains (losses)           (71,453)     (10,439)     (12,112)       (16,582)       (77,498)          1,734
                                              ------------ ------------ ------------   ------------ -------------- ---------------

    Change in net assets resulting
          from operations                          (7,548)      (2,917)      29,946        (10,242)       (16,576)          1,041
                                              ------------ ------------ ------------   ------------ -------------- ---------------

    FROM CAPITAL TRANSACTIONS
    Deposits                                            -            -            -              -            400               -
    Benefit payments                                    -            -            -        (26,918)             -               -
    Payments on termination                          (561)           -         (561)             -           (561)              -
    Contract administration charges                (4,407)      (1,124)      (4,741)        (1,517)        (8,251)           (661)
    Transfers among the sub-accounts
       and with the Fixed Account - net           303,220      102,463      509,116         45,865      1,108,256         (23,789)
                                              ------------ ------------ ------------   ------------ -------------- ---------------

    Change in net assets resulting
       from capital transactions                  298,252      101,339      503,814         17,430      1,099,844         (24,450)
                                               ------------ ------------ ------------   ------------ -------------- ---------------

    INCREASE (DECREASE) IN NET ASSETS             290,704       98,422      533,760          7,188      1,083,268         (23,409)

    NET ASSETS AT BEGINNING OF PERIOD             433,823       96,061      333,156        162,887        564,884          61,682
                                              ------------ ------------ ------------   ------------ -------------- ---------------

    NET ASSETS AT END OF PERIOD               $   724,527  $   194,483  $   866,916    $   170,075  $   1,648,152  $       38,273
                                              ============ ============ ============   ============ ============== ===============

















    See notes to financial statements.

GLENBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Unaudited)
------------------------------------------------------------------------------


1.   ORGANIZATION

     Glenbrook Life Variable Life Separate Account A (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Glenbrook Life and Annuity Company ("Glenbrook Life"). The assets of the Account are legally segregated from those of Glenbrook Life. Glenbrook Life is wholly owned by Allstate Life Insurance Company, a wholly owned subsidiary of Allstate Insurance Company, which is wholly owned by The Allstate Corporation.

     These financial statements and notes as of June 30, 2000 and for the six month period ended June 30, 2000 are unaudited. These financial statements and notes should be read in conjunction with the Glenbrook Life Variable Life Separate Account A audited financial statements and notes for the period ended December 31, 1999 found in the prospectus for the Glenbrook Provider Variable Life contract filed under Form S-6, dated May 1, 2000. The results of operations for the interim periods should not be considered indicative of results to be expected for the full year.

     Glenbrook Life issues the Glenbrook Provider Variable Life contract, the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account. Absent any contract provisions wherein Glenbrook Life contractually guarantees either a minimum return or account value to the beneficiaries of the contractholders in the form of a death benefit, the contractholders bear the investment risk that the sub-accounts may not meet their stated objectives. The sub-accounts invest in the following underlying mutual fund portfolios (collectively the "Funds"):


      AIM Variable Insurance Funds                          The Dreyfus Funds
           AIM V.I. Capital Appreciation                          VIF Growth & Income
           AIM V.I. Diversified Income                            VIF Money Market
           AIM V.I. Global Utilities                              VIF Small Company Stock
           AIM V.I. Government Securities                         Dreyfus Socially Responsible Growth Fund, Inc.
           AIM V.I. Growth                                        Dreyfus Stock Index Fund
           AIM V.I. Growth and Income                        Fidelity Variable Insurance Products Fund
           AIM V.I. International Equity                          VIP Equity-Income
           AIM V.I. Value                                         VIP Growth
      American Century Variable Portfolios, Inc.                  VIP High Income
           American Century VP Balanced                           VIP Contrafund
           American Century VP International                 MFS Variable Insurance Trust
                                                                  MFS Emerging Growth Series
                                                                  MFS Limited Maturity Series

     Glenbrook Life provides insurance and administrative services to the policyholders for a fee.


2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Valuation of Investments - Investments consist of shares of the Funds and are stated at fair value based on quoted market prices at June 30, 2000.

     Investment Income - Investment income consists of dividends declared by the Funds and is recognized on the ex-dividend date.

     Realized Gains and Losses - Realized gains and losses represent the difference between the proceeds from sales of portfolio shares by the Account and the cost of such shares, which is determined on a weighted average basis.

GLENBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Unaudited)
-------------------------------------------------------------------------------

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

     Federal Income Taxes - The Account intends to qualify as a segregated asset account as defined in the Internal Revenue Code ("Code"). As such, the operations of the Account are included in the tax return of Glenbrook Life. Glenbrook Life is taxed as a life insurance company under the Code. No federal income taxes are allocable to the Account as the Account did not generate taxable income.

     Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

3.   EXPENSES

     Monthly Deductions - Glenbrook Life charges each contractholder monthly for cost of insurance, tax expense and administrative expense. The cost of insurance is based upon several variables, including the contractholder's death benefit and the Account value. Tax expense is charged at an annual rate equal to .40% of the Account value for the first ten contract years. Glenbrook Life deducts a monthly administration fee equal to .25% per annum of Account value.

     Mortality and Expense Risk Charge - Glenbrook Life assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a rate equal to .90% per annum of the daily net assets of the Account. The mortality and expense risk charge covers insurance benefits available with the contract and certain expenses of the contract. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the contract.

     Annual Maintenance Fee - Glenbrook Life deducts an annual maintenance fee of $35 on each contract anniversary. This charge will be waived on contracts with an aggregate premium amount of $50,000.

GLENBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Unaudited)
-------------------------------------------------------------------------------

4.    UNITS OUTSTANDING AND ACCUMULATION UNIT VALUES

                                                                                            Accumulation
                                                                   Units Outstanding         Unit Value
                                                                     June 30, 2000          June 30, 2000
                                                                     -------------          -------------
      Investments   in  the  AIM  Variable   Insurance   Funds
       Sub-Accounts:
         AIM V.I. Capital Appreciation                                   20,808             $  16.34
         AIM V.I. Diversified Income                                      9,123                 9.42
         AIM V.I. Global Utilities                                        9,245                14.39
         AIM V.I. Government Securities                                   8,811                10.39
         AIM V.I. Growth                                                 28,238                15.48
         AIM V.I. Growth and Income                                      30,024                14.59
         AIM V.I. International Equity                                   54,226                12.70
         AIM V.I. Value                                                  31,498                13.92
       Investment in the American Century Variable  Portfolios,
       Inc. Sub-Accounts:
         American Century VP Balanced                                    13,326                12.87
         American Century VP International                               27,104                17.45
       Investment in the Dreyfus Variable Funds Sub-Accounts::
         VIF Growth & Income                                             27,588                13.25
         VIF Money Market                                                49,248                11.28
         VIF Small Company Stock                                          9,513                11.51
         Dreyfus Socially Responsible Growth Fund, Inc.                  18,346                15.50
         Dreyfus Stock Index Fund                                        92,028                12.78
       Investment in the Fidelity Variable  Insurance  Products
       Fund Sub-Accounts:
         VIP Equity-Income                                               18,867                10.31
         VIP Growth                                                      41,842                20.72
         VIP High Income                                                 16,588                10.25
         VIP Contrafund                                                  43,775                16.55
       Investment   in  the  MFS   Variable   Insurance   Trust
       Sub-Accounts:
         MFS Emerging Growth Series                                      69,892                23.58
         MFS Limited Maturity Series                                      3,469                11.03




INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholder of Glenbrook Life and Annuity Company:

--------------------------------------------------------------------------------

We have audited the accompanying Statements of Financial Position of Glenbrook Life and Annuity Company (the "Company", an affiliate of The Allstate Corporation) as of December 31, 1999 and 1998, and the related Statements of Operations and Comprehensive Income, Shareholder's Equity and Cash Flows for each of the three years in the period ended December 31, 1999. Our audits also included Schedule IV--Reinsurance. These financial statements and financial statement schedule are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedule based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1999 in conformity with generally accepted accounting principles. Also, in our opinion, Schedule IV--Reinsurance, when considered in relation to the basic financial statements taken as a whole, presents fairly, in all material respects, the information set forth therein.

/s/ Deloitte & Touche LLP

Chicago, Illinois
February 25, 2000


                                       F-1

                       GLENBROOK LIFE AND ANNUITY COMPANY

                        STATEMENTS OF FINANCIAL POSITION

                                                                     DECEMBER 31,
                                                              ---------------------------
                                                                  1999           1998
                                                              ------------   ------------
                                                              ($ IN THOUSANDS, EXCEPT PAR
                                                                      VALUE DATA)

ASSETS

Investments

  Fixed income securities, at fair value (amortized cost
   $94,173 and $87,415).....................................   $   92,937     $   94,313
  Short-term................................................       53,063          4,663
                                                               ----------     ----------
  Total investments.........................................      146,000         98,976
Cash........................................................            9             --
Reinsurance recoverable from Allstate Life Insurance
  Company...................................................    4,144,165      3,113,278
Deferred income taxes.......................................          293             --
Other assets................................................        2,706          2,590
Separate Accounts...........................................    1,541,756        993,622
                                                               ----------     ----------
      TOTAL ASSETS..........................................   $5,834,929     $4,208,466
                                                               ==========     ==========
LIABILITIES

Reserve for life-contingent contract benefits...............          800             --
Contractholder funds........................................    4,143,365      3,113,278
Current income taxes payable................................        2,360          2,181
Deferred income taxes.......................................           --          2,499
Payable to affiliates, net..................................        4,122          3,583
Separate Accounts...........................................    1,541,756        993,622
                                                               ----------     ----------
      TOTAL LIABILITIES.....................................    5,692,403      4,115,163
                                                               ----------     ----------
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 11)

SHAREHOLDER'S EQUITY
Common stock,  $500 par value,  10,000 and 4,200  shares
   authorized,  5,000 and 4,200 shares issued and
   outstanding..............................................        2,500          2,100
Additional capital paid-in..................................      119,241         69,641
Retained income.............................................       21,588         17,079
Accumulated other comprehensive (loss) income:
  Unrealized net capital (losses) gains.....................         (803)         4,483
                                                               ----------     ----------
      Total accumulated other comprehensive (loss) income...         (803)         4,483
                                                               ----------     ----------
      TOTAL SHAREHOLDER'S EQUITY............................      142,526         93,303
                                                               ----------     ----------
      TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY............   $5,834,929     $4,208,466
                                                               ==========     ==========



                       See notes to financial statements.

                                       F-2

                       GLENBROOK LIFE AND ANNUITY COMPANY
               STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME



                                                                 YEAR ENDED DECEMBER 31,
                                                              ------------------------------
                                                                1999       1998       1997
                                                              --------   --------   --------
                                                                     ($ IN THOUSANDS)

REVENUES

  Net investment income.....................................   $6,579     $6,231     $5,304
  Realized capital gains and losses.........................      312         (5)     3,460
                                                               ------     ------     ------
INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE............    6,891      6,226      8,764
INCOME TAX EXPENSE..........................................    2,382      2,182      3,078
                                                               ------     ------     ------
NET INCOME..................................................    4,509      4,044      5,686
                                                               ------     ------     ------
OTHER COMPREHENSIVE (LOSS) INCOME, AFTER-TAX
  Change in unrealized net capital gains and losses.........   (5,286)     1,315        378
                                                               ------     ------     ------
COMPREHENSIVE (LOSS) INCOME.................................   $ (777)    $5,359     $6,064
                                                               ======     ======     ======



                       See notes to financial statements.

                                       F-3

                       GLENBROOK LIFE AND ANNUITY COMPANY

                       STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                       DECEMBER 31,
                                                              ------------------------------
                                                                1999       1998       1997
                                                              --------   --------   --------
                                                                     ($ IN THOUSANDS)

COMMON STOCK
Balance, beginning of year..................................  $  2,100   $ 2,100    $ 2,100
Issuance of new shares of stock.............................       400        --         --
                                                              --------   -------    -------
Balance, end of year........................................     2,500     2,100      2,100
                                                              --------   -------    -------
ADDITIONAL CAPITAL PAID-IN
Balance, beginning of year..................................    69,641    69,641     69,641
Capital contribution........................................    49,600        --         --
                                                              --------   -------    -------
Balance, end of year........................................   119,241    69,641     69,641
                                                              --------   -------    -------
RETAINED INCOME
Balance, beginning of year..................................    17,079    13,035      7,349
Net income..................................................     4,509     4,044      5,686
                                                              --------   -------    -------
Balance, end of year........................................    21,588    17,079     13,035
                                                              --------   -------    -------
ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME
Balance, beginning of year..................................     4,483     3,168      2,790
Change in unrealized net capital gains and losses...........    (5,286)    1,315        378
                                                              --------   -------    -------
Balance, end of year........................................      (803)    4,483      3,168
                                                              --------   -------    -------
    Total shareholder's equity..............................  $142,526   $93,303    $87,944
                                                              ========   =======    =======



                       See notes to financial statements.

                                       F-4

                       GLENBROOK LIFE AND ANNUITY COMPANY

                            STATEMENTS OF CASH FLOWS

                                                                 YEAR ENDED DECEMBER 31,
                                                              ------------------------------
                                                                1999       1998       1997
                                                              --------   --------   --------
                                                                     ($ IN THOUSANDS)

CASH FLOWS FROM OPERATING ACTIVITIES
Net income..................................................  $  4,509   $  4,044   $  5,686
Adjustments to reconcile net income to net cash provided by
 operating activities
    Amortization and other non-cash items...................       (65)       (24)        29
    Realized capital gains and losses.......................      (312)         5     (3,460)
    Changes in:
      Income taxes payable..................................       235      1,590        240
      Other operating assets and liabilities................       264        915        961
                                                              --------   --------   --------
    Net cash provided by operating activities...............     4,631      6,530      3,456
                                                              --------   --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES
Fixed income securities

  Proceeds from sales.......................................     9,049      1,966      1,405
  Investment collections....................................     4,945      7,123     14,217
  Investment purchases......................................   (20,328)   (15,250)   (50,115)
Participation in Separate Accounts..........................        --         --     13,981
Change in short-term investments, net.......................   (48,288)      (369)    (2,944)
                                                              --------   --------   --------
    Net cash used in investing activities...................   (54,622)    (6,530)   (23,456)
                                                              --------   --------   --------
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of common stock......................       400         --         --
Capital contribution........................................    49,600         --     20,000
                                                              --------   --------   --------
    Net cash provided by financing activities...............    50,000         --     20,000
                                                              --------   --------   --------
NET INCREASE IN CASH........................................         9         --         --
CASH AT THE BEGINNING OF YEAR...............................        --         --         --
                                                              --------   --------   --------
CASH AT END OF YEAR.........................................  $      9   $     --   $     --
                                                              ========   ========   ========



                       See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY
NOTES TO FINANCIAL STATEMENTS
($ IN THOUSANDS)
-------------------------------------------------------------------

1.  GENERAL

BASIS OF PRESENTATION
The accompanying financial statements include the accounts of Glenbrook Life and Annuity Company (the "Company"), a wholly owned subsidiary of Allstate Life Insurance Company ("ALIC"), which is wholly owned by Allstate Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These financial statements have been prepared in conformity with generally accepted accounting principles.

NATURE OF OPERATIONS
The Company markets savings and life insurance products through banks and securities firms. Savings products include deferred annuities and immediate annuities without life contingencies. Deferred annuities include fixed rate, market value adjusted, indexed and variable annuities. Life insurance consists of interest-sensitive life and variable life insurance. In 1999, substantially all of the Company's statutory premiums and deposits were from annuities.

Annuity contracts and life insurance policies issued by the Company are subject to discretionary surrender or withdrawal by customers, subject to applicable surrender charges. These policies and contracts are reinsured primarily with ALIC (see Note 3), which invests premiums and deposits to provide cash flows that will be used to fund future benefits and expenses.

The Company monitors economic and regulatory developments which have the potential to impact its business. Recently enacted federal legislation will allow for banks and other financial organizations to have greater participation in the securities and insurance businesses. This legislation may present an increased level of competition for sales of the Company's products. Furthermore, the market for deferred annuities and interest-sensitive life insurance is enhanced by the tax incentives available under current law. Any legislative changes which lessen these incentives are likely to negatively impact the demand for these products.

Additionally, traditional demutualizations of mutual insurance companies and enacted and pending state legislation to permit mutual insurance companies to convert to a hybrid structure known as a mutual holding company could have a number of significant effects on the Company by (1) increasing industry competition through consolidation caused by mergers and acquisitions related to the new corporate form of business; and (2) increasing competition in the capital markets.

Although the Company currently benefits from agreements with financial services entities who market and distribute its products, change in control of these non-affiliated entities with which the Company has alliances could negatively impact the Company's sales.

The Company is authorized to sell life and savings products in all states except New York, as well as in the District of Columbia. The top geographic locations for statutory premiums and deposits for the Company were Florida, California, Pennsylvania, Michigan, Texas, Illinois and New Jersey for the year ended December 31, 1999. No other jurisdiction accounted for more than 5% of statutory premiums and deposits. Substantially all premiums and deposits are ceded to ALIC under reinsurance agreements.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

Fixed income securities include bonds and mortgage-backed securities. All fixed income securities are carried at fair value and may be sold prior to their contractual maturity ("available for sale"). The difference between amortized cost and fair value, net of deferred income taxes, is reflected as a component of shareholder's equity. Provisions are recognized for declines in the value of fixed income securities that are other than temporary. Such writedowns are included in realized capital gains and losses. Short-term investments are carried at cost or amortized cost, which approximates fair value.

Investment income consists primarily of interest and short-term investment dividends. Interest is recognized on an accrual basis and dividends are recorded at the ex-dividend date. Interest income on mortgage-backed securities is determined on the effective yield method, based on the estimated principal repayments. Accrual of income is suspended for fixed income securities that are in default or when the receipt of interest payments is in doubt. Realized capital gains and losses are determined on a specific identification basis.

REINSURANCE RECOVERABLE
The Company has reinsurance agreements whereby substantially all contract charges, credited interest, policy benefits and certain expenses are ceded to ALIC. Such amounts are reflected net of such reinsurance in the statements of operations and comprehensive income. Investment income earned on the assets which support contractholder funds and the reserve for life-contingent contract benefits is not included in the Company's financial statements as those assets are owned and managed under terms of reinsurance agreements. Reinsurance recoverable and the related reserve for life-contingent contract benefits and contractholder funds are reported separately in the statements of financial position. The Company continues to have primary liability as the direct insurer for risks reinsured.

RECOGNITION OF INSURANCE REVENUE AND RELATED BENEFITS AND INTEREST CREDITED Interest-sensitive life contracts are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and one or more amounts assessed against the contractholder. Premiums from these contracts are reported as deposits to contractholder funds. Contract charge revenue consists of fees assessed against the contractholder account balance for cost of insurance (mortality risk), contract administration and surrender charges. Contract benefits include interest credited to contracts and claims incurred in excess of the related contractholder account balance.

Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed rate annuities, market value adjusted annuities, indexed annuities and immediate annuities without life contingencies are considered investment contracts. Deposits received for such contracts are reported as deposits to contractholder funds. Contract charge revenue for investment contracts consists of charges assessed against the contractholder account balance for contract administration and surrenders. Contract benefits include interest credited and claims incurred in excess of the related contractholder account balance.

Crediting rates for fixed rate and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions. Crediting rates for indexed annuities are based on an interest rate index, such as LIBOR or an equity index, such as the S&P 500.

Investment contracts include variable annuity and variable life contracts which are sold as Separate Accounts products. The assets supporting these products are legally segregated and available only to settle Separate Accounts contract obligations. Deposits received are reported as Separate Accounts liabilities. The Company's contract charge revenue for these contracts consists of charges assessed against the Separate Accounts fund balances for contract maintenance, administration, mortality, expense and surrenders.

All contract charges, contract benefits and interest credited are reinsured.

INCOME TAXES
The income tax provision is calculated under the liability method and presented net of reinsurance. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. Deferred income taxes arise primarily from unrealized capital gains and losses on fixed income securities carried at fair value and differences in the tax bases of investments.

SEPARATE ACCOUNTS
The Company issues deferred variable annuity and variable life contracts, the assets and liabilities of which are legally segregated and recorded as assets and liabilities of the Separate Accounts. Absent any contract provisions wherein the Company contractually guarantees either a minimum return or account value to the beneficiaries of the contractholders in the form of a death benefit, the contractholders bear the investment risk that the Separate Accounts' funds may not meet their stated objectives.

The assets of the Separate Accounts are carried at fair value. Separate Accounts liabilities represent the contractholders' claim to the related assets and are carried at the fair value of the assets. In the event that the asset value of certain contractholder accounts are projected to be below the value guaranteed by the Company, a liability is established through a charge to earnings. Investment income and realized capital gains and losses of the Separate Accounts accrue directly to the contractholders and therefore, are not included in the Company's statements of operations and comprehensive income. Revenues to the Company from the Separate Accounts consist of contract maintenance and administration fees, and mortality, surrender and expense charges.

Prior to 1998, the Company had an ownership interest ("Participation") in the Separate Accounts. The Company's Participation was carried at fair value and unrealized gains and losses, net of deferred income taxes, were shown as a component of shareholder's equity. Investment income and realized capital gains and losses which arose from the Participation were included in the Company's statements of operations and comprehensive income. The Company liquidated its Participation during 1997, which resulted in a pretax realized capital gain of $3.5 million.

RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS
The reserve for life-contingent contract benefits, which relates to certain variable annuity contract guarantees, is computed on the basis of assumptions as to mortality, future investment yields, terminations and expenses at the time the policy is issued. These assumptions include provisions for adverse deviation and generally vary by such characteristics as type of coverage, year of issue and policy duration. Detailed reserve assumptions and reserve interest rates are outlined in Note 6.

CONTRACTHOLDER FUNDS
Contractholder funds arise from the issuance of interest-sensitive life and certain investment contracts. Deposits received are recorded as interest-bearing liabilities. Contractholder funds are equal to deposits received, net of commissions, and interest credited to the benefit of the contractholder less withdrawals, mortality charges, and administrative expenses. Detailed information on crediting rates and surrender and withdrawal protection on contractholder funds are outlined in Note 6.

USE OF ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

NEW ACCOUNTING STANDARDS
In 1999, the Company adopted Statement of Position ("SOP") 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments." The SOP provides guidance concerning when to recognize a liability for insurance-related assessments and how those liabilities should be measured. Specifically, insurance-related assessments should be recognized as liabilities when all of the following criteria have been met: 1) an assessment has been imposed or it is probable that an assessment will be imposed, 2) the event obligating an entity to pay an assessment has occurred and 3) the amount of the assessment can be reasonably estimated. Adoption of this statement was not material to the Company's results of operations or financial position.

3.  RELATED PARTY TRANSACTIONS

REINSURANCE

The Company has reinsurance agreements whereby substantially all contract charges, credited interest, policy benefits and certain expenses are ceded to ALIC and reflected net of such reinsurance in the statements of operations and comprehensive income. Reinsurance recoverable and the related reserve for life-contingent contract benefits and contractholder funds are reported separately in the statements of financial position. The Company continues to have primary liability as the direct insurer for risks reinsured.

Investment income earned on the assets which support contractholder funds and the reserve for life-contingent contract benefits is not included in the Company's financial statements as those assets are owned and managed under terms of reinsurance agreements. The following amounts were ceded to ALIC under reinsurance agreements.

                                   Year Ended December 31,
                                  1999       1998       1997
                                --------   --------   --------

Contract charges                $ 27,175   $ 19,009   $ 11,641
Credited interest, policy
 benefits, and certain
 expenses                        253,945    218,008    179,954



BUSINESS OPERATIONS
The Company utilizes services performed by AIC and ALIC and business facilities owned or leased, and operated by AIC in conducting its business activities. The Company reimburses AIC and ALIC for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation and retirement and other benefit programs, allocated to the Company were $26,555, $15,949, and $19,243 in 1999, 1998 and 1997, respectively. Of these costs, the Company retains investment related expenses. All other costs are ceded to ALIC under reinsurance agreements.

4.  INVESTMENTS

FAIR VALUES
The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:

                                            Gross
                                         Unrealized

                         Amortized   -------------------     Fair

 At December 31, 1999      Cost       Gains      Losses     Value
 --------------------    ---------   --------   --------   --------

U.S. government and
  agencies                $24,274     $1,260    $    --    $25,534
Municipal                   1,656         --       (112)     1,544
Corporate                  49,255          9     (2,022)    47,242
Mortgage-backed
  securities               18,988         96       (467)    18,617
                          -------     ------    -------    -------
  Total fixed income

   securities             $94,173     $1,365    $(2,601)   $92,937
                          =======     ======    =======    =======
At December 31, 1998
U.S. government and
  agencies                $24,350     $4,308    $    --    $28,658
Municipal                     656         24         --        680
Corporate                  33,009      1,575        (39)    34,545
Mortgage-backed
  securities               29,400      1,047        (17)    30,430
                          -------     ------    -------    -------
  Total fixed income

   securities             $87,415     $6,954    $   (56)   $94,313
                          =======     ======    =======    =======



SCHEDULED MATURITIES
The scheduled maturities for fixed income securities are as follows at December 31, 1999:

                                           Amortized     Fair
                                             Cost       Value

                                           ---------   --------

Due after one year through five years       $30,974    $31,085
Due after five years through ten years       32,583     30,911
Due after ten years                          11,628     12,324
                                            -------    -------
                                             75,185     74,320
Mortgage-backed securities                   18,988     18,617
                                            -------    -------
  Total                                     $94,173    $92,937
                                            =======    =======



Actual maturities may differ from those scheduled as a result of prepayments by the issuers.

NET INVESTMENT INCOME



      Year Ended December 31,           1999       1998       1997
      -----------------------         --------   --------   --------

Fixed income securities                $6,458     $6,151     $5,014
Short-term investments                    230        183        231
Participation in Separate Accounts         --         --        161
                                       ------     ------     ------
  Investment income, before expense     6,688      6,334      5,406
  Investment expense                      109        103        102
                                       ------     ------     ------
  Net investment income                $6,579     $6,231     $5,304
                                       ======     ======     ======



REALIZED CAPITAL GAINS AND LOSSES



       Year Ended December 31,            1999       1998       1997
       -----------------------          --------   --------   --------

Fixed income securities                  $ 312       $(5)     $   (61)
Short-term investments                      --        --            6
Participation in Separate Accounts          --        --        3,515
                                         -----       ---      -------
  Realized capital gains and losses        312        (5)       3,460
  Income Taxes                            (109)        2       (1,211)
                                         -----       ---      -------
  Realized capital gains and losses,
   after tax                             $ 203       $(3)     $ 2,249
                                         =====       ===      =======



Excluding calls and prepayments, gross gains of $370 were realized on sales of fixed income securities during 1999, and gross losses of $58, $5 and $61 were realized on sales of fixed income securities during 1999, 1998 and 1997, respectively. There were no gross gains realized on sales of fixed income securities during 1998 and 1997.

UNREALIZED NET CAPITAL GAINS AND LOSSES
Unrealized   net  capital  losses  on  fixed  income   securities   included  in
shareholder's equity at December 31, 1999 are as follows:

                                                     Gross

                         Cost/                    Unrealized        Unrealized
                       Amortized     Fair     -------------------      Net
                         Cost       Value      Gains      Losses      Losses
                       ---------   --------   --------   --------   ----------

Fixed income

 securities             $94,173    $92,937    $ 1,365    $(2,601)    $(1,236)
                        =======    =======    =======    =======
Deferred income taxes                                                    433
                                                                     -------
Unrealized net

 capital losses                                                      $  (803)
                                                                     =======



CHANGE IN UNREALIZED NET CAPITAL GAINS AND LOSSES



      Year Ended December 31,          1999       1998       1997
      -----------------------        --------   --------   --------

Fixed income securities              $(8,134)    $2,024    $ 2,410
Participation in Separate Accounts        --         --     (1,829)
Deferred income taxes                  2,848       (709)      (203)
                                     -------     ------    -------
(Decrease) increase in unrealized
 net capital gains                   $(5,286)    $1,315    $   378
                                     =======     ======    =======



SECURITIES ON DEPOSIT
At December 31, 1999, fixed income securities with a carrying value of $10,346 were on deposit with regulatory authorities as required by law.

5.  FINANCIAL INSTRUMENTS
In the normal course of business, the Company invests in various financial assets and incurs various financial liabilities. The fair value estimates of financial instruments presented below are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions.
Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since a number of the Company's significant assets (including reinsurance recoverable and deferred income taxes) and liabilities
(including interest-sensitive life insurance reserves) are not considered financial instruments and are not carried at fair value. Other assets and liabilities considered financial instruments, such as accrued investment income and cash, are generally of a short-term nature. Their carrying values are assumed to approximate fair value.

FINANCIAL ASSETS
The carrying value and fair value of financial assets at December 31, are as follows:

                                1999                    1998
                       -----------------------   -------------------
                        Carrying       Fair      Carrying     Fair
                         Value        Value       Value      Value
                       ----------   ----------   --------   --------

Fixed income
 securities            $   92,937   $   92,937   $ 94,313   $ 94,313
Short-term
 investments               53,063       53,063      4,663      4,663
Separate Accounts       1,541,756    1,541,756    993,622    993,622



Fair values for fixed income securities are based on quoted market prices where available. Non-quoted securities are valued based on discounted cash flows using current interest rates for similar securities. Short-term investments are highly liquid investments with maturities of less than one year whose carrying value are deemed to approximate fair value. Separate Accounts assets are carried in the statements of financial position at fair value based on quoted market prices.

FINANCIAL LIABILITIES
The carrying value and fair value of financial liabilities at December 31, are as follows:

                                1998                      1999
                       -----------------------   -----------------------
                        Carrying       Fair       Carrying       Fair
                         Value        Value        Value        Value
                       ----------   ----------   ----------   ----------

Contractholder funds
 on investment
 contracts             $4,156,964   $3,924,117   $3,130,228   $2,967,101
Separate Accounts       1,541,756    1,541,756      993,622      993,622



The fair value of contractholder funds on investment contracts is based on the terms of the underlying contracts. Reserves on investment contracts with no stated maturities (single premium and flexible premium deferred annuities) are valued at the account balance less surrender charges.

The fair value of immediate annuities and annuities without life contingencies with fixed terms is estimated using discounted cash flow calculations based on interest rates currently offered for contracts with similar terms and durations. Separate Accounts liabilities are carried at the fair value of the underlying assets.

6. RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS At December 31, 1999 the reserve for life-contingent contract benefits consisted of reserves for immediate annuities. The assumptions for mortality generally utilized in calculating immediate annuity reserves is the 1983 group annuity mortality table. Interest rate assumptions for immediate annuities vary from 3.5% to 7.2%. Other estimation methods used for immediate annuities include the present value of contractually fixed benefits.

At December 31, contractholder funds consists of the following:

                                           1999         1998
                                        ----------   ----------

Interest-sensitive life                 $    9,503   $    3,335
Fixed annuities:
  Immediate annuities                       17,856       12,643
  Deferred annuities                     4,116,006    3,097,300
                                        ----------   ----------
  Total contractholder funds            $4,143,365   $3,113,278
                                        ==========   ==========



Contractholder funds are equal to deposits received, net of commissions, and interest credited to the benefit of the contractholder less withdrawals, mortality charges and administrative expenses. Interest rates credited range from 4.0% to 7.2% for interest-sensitive life contracts; 3.5% to 7.2% for immediate annuities and 4.3% to 6.7% for deferred annuities. Withdrawal and surrender charge protection includes: i) for interest-sensitive life, either a percentage of account balance or dollar amount grading off generally over 20 years; and, ii) for deferred annuities not subject to a market value adjustment, either a declining or a level percentage charge generally over nine years or less. Approximately 1% of deferred annuities are subject to a market value adjustment.

7.  CORPORATION RESTRUCTURING
On November 10, 1999 the Corporation announced a series of strategic initiatives to aggressively expand its selling and service capabilities. The Corporation also announced that it is implementing a program to reduce expenses by approximately $600 million. The reduction will result in the elimination of approximately 4,000 current non-agent positions, across all employment grades and categories by the end of 2000, or approximately 10% of the Corporation's non-agent work force. The impact of the reduction in employee positions is not expected to materially impact the results of operations of the Company.

These cost reductions are part of a larger initiative to redeploy the cost savings to finance new initiatives including investments in direct access and internet channels for new sales and service capabilities, new competitive pricing and underwriting techniques, new agent and claim technology and enhanced marketing and advertising. As a result of the cost reduction program, the Corporation recorded restructuring and related charges of $81 million pretax during the fourth quarter of 1999. The Corporation anticipates that additional pretax restructuring related charges of approximately $100 million will be expensed as incurred throughout 2000. The Company's allocable share of these expenses were immaterial in 1999 and are expected to be immaterial in 2000.

8.  INCOME TAXES
For 1996, the Company filed a separate federal income tax return. Beginning in 1997, the Company joined the Corporation and its other eligible domestic subsidiaries (the "Allstate Group") in the filing of a consolidated federal income tax return and is party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Company pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Company in the consolidated federal income tax return. Effectively, this results in the Company's annual income tax provision being computed, with adjustments, as if the Company filed a separate return.

Prior to June 30, 1995, the Corporation was a subsidiary of Sears Roebuck & Co. ("Sears") and was, with its eligible domestic subsidiaries, included in the Sears consolidated federal income tax return and federal income tax allocation agreement. Effective June 30, 1995, the Corporation and Sears entered into a new tax sharing agreement, which governs their respective rights and obligations with respect to federal income taxes for all periods during which the Corporation was a subsidiary of Sears, including the treatment of audits of tax returns for such periods.

The Internal Revenue Service ("IRS") has completed its review of the Allstate Group's federal income tax returns through the 1993 tax year. Any adjustment that may result from IRS examinations of tax returns are not expected to have a material impact on the financial position, liquidity or results of operations of the Company.

The components of the deferred income tax assets and liabilities at December 31, are as follows:

                                                 1999       1998
                                               --------   --------

Deferred Assets

Unrealized net capital losses                   $ 433     $    --
                                                -----     -------
  Total deferred assets                           433          --

Deferred Liabilities

Difference in tax bases of investments           (140)        (84)
Unrealized net capital gains                       --      (2,415)
                                                -----     -------
  Total deferred liabilities                     (140)     (2,499)
                                                -----     -------
  Net deferred asset (liability)                $ 293     $(2,499)
                                                =====     =======



Although realization is not assured, management believes it is more likely than not that the deferred tax asset will be realized based on the assumptions that certain levels of income will be achieved.

The components of income tax expense for the year ended December 31, are as follows:

                                        1999       1998       1997
                                      --------   --------   --------

Current                                $2,326     $2,164     $3,037
Deferred                                   56         18         41
                                       ------     ------     ------
  Total income tax expense             $2,382     $2,182     $3,078
                                       ======     ======     ======



The Company paid income taxes of $2,148, $592 and $2,839 in 1999, 1998 and 1997, respectively.

A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the year ended December 31, is as follows:

                                         1999       1998       1997
                                       --------   --------   --------

Statutory federal income tax rate       35.0%      35.0%      35.0%
Other                                    (.4)        --         .1
                                        ----       ----       ----
Effective income tax rate               34.6%      35.0%      35.1%
                                        ====       ====       ====



9.  STATUTORY FINANCIAL INFORMATION
The Company's statutory capital and surplus was $141,362 and $84,865 at December 31, 1999 and 1998, respectively. The Company's statutory net income was $4,179, $4,698 and $3,636 for the years ended December 31, 1999, 1998 and 1997, respectively.

PERMITTED STATUTORY ACCOUNTING PRACTICES
The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the Arizona Department of Insurance. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company does not follow any permitted statutory accounting practices that have a significant impact on statutory surplus or statutory net income.

The NAIC's codification initiative has produced a comprehensive guide of statutory accounting principles, which the Company will implement in January 2001. The Company's state of domicile, Arizona, has passed legislation revising various statutory accounting requirements to conform to codification. These requirements are not expected to have a material impact on the statutory surplus of the Company.

DIVIDENDS

The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements of the Company and other relevant factors. The payment of shareholder dividends by the Company without the prior approval of the state insurance regulator is limited to formula amounts based on net income and capital and surplus, determined in accordance with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. The maximum amount of dividends that the Company can distribute during 2000 without prior approval of the Arizona Department of Insurance is $4,179.

RISK-BASED CAPITAL
The NAIC has a standard for assessing the solvency of insurance companies, which is referred to as risk-based capital ("RBC"). The requirement consists of a formula for determining each insurer's RBC and a model law specifying regulatory actions if an insurer's RBC falls below specified levels. The RBC formula for life insurance companies establishes capital requirements relating to insurance, business, asset and interest rate risks. At December, 31 1999, RBC for the Company was significantly above levels that would require regulatory action.

10.  OTHER COMPREHENSIVE INCOME
The components of other comprehensive income on a pretax and after-tax basis for the year ended December 31, are as follows:

                                           1999                              1998                              1997
                              -------------------------------   -------------------------------   -------------------------------
                               PRETAX      TAX      AFTER-TAX    PRETAX      TAX      AFTER-TAX    PRETAX      TAX      AFTER-TAX
                              --------   --------   ---------   --------   --------   ---------   --------   --------   ---------

Unrealized capital gains and losses:

----------------------------
Unrealized holding (losses)
  gains arising during the
  period                      $(7,822)    $2,739     $(5,083)    $2,019     $(707)     $1,312      $4,034    $(1,412)    $2,622
Less: reclassification
  adjustments                     312       (109)        203         (5)        2          (3)      3,453     (1,209)     2,244
                              -------     ------     -------     ------     -----      ------      ------    -------     ------
Unrealized net capital

  (losses) gains              $(8,134)    $2,848     $(5,286)    $2,024     $(709)     $1,315      $  581    $  (203)    $  378
                              -------     ------     -------     ------     -----      ------      ------    -------     ------
Other comprehensive (loss)
  income                      $(8,134)    $2,848     $(5,286)    $2,024     $(709)     $1,315      $  581    $  (203)    $  378
                              =======     ======     =======     ======     =====      ======      ======    =======     ======



11.  COMMITMENTS AND CONTINGENT LIABILITIES

REGULATION AND LEGAL PROCEEDINGS
The Company's business is subject to the effects of a changing social, economic and regulatory environment. Public and regulatory initiatives have varied and have included employee benefit regulations, removal of barriers preventing banks from engaging in the securities and insurance business, tax law changes affecting the taxation of insurance companies, the tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles, and proposed legislation to prohibit the use of gender in determining insurance rates and benefits. The ultimate changes and eventual effects, if any, of these initiatives are uncertain.

From time to time the Company is involved in pending and threatened litigation in the normal course of its business in which claims for monetary damages are asserted. In the opinion of management, the ultimate liability, if any, arising from such pending or threatened litigation is not expected to have a material effect on the results of operations, liquidity or financial position of the Company.

GUARANTY FUNDS
Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. The Company's expenses related to these funds have been immaterial. These expenses are ceded to ALIC under reinsurance agreements.

MARKETING AND COMPLIANCE ISSUES
Companies operating in the insurance and financial services markets have come under the scrutiny of regulators with respect to market conduct and compliance issues. Under certain circumstances, companies have been held responsible for providing incomplete or misleading sales materials and for replacing existing policies with policies that were less advantageous to the policyholder. The
Company monitors its sales materials and enforces compliance procedures to mitigate any exposure to potential litigation. The Company is a member of the Insurance Marketplace Standards Association, an organization which advocates ethical market conduct.

                       GLENBROOK LIFE AND ANNUITY COMPANY

                            SCHEDULE IV--REINSURANCE

                                ($ IN THOUSANDS)




                                                               GROSS                  NET
                                                               AMOUNT     CEDED      AMOUNT
                                                              --------   --------   --------

YEAR ENDED DECEMBER 31, 1999
Life insurance in force.....................................  $23,586    $23,586    $    --
                                                              =======    =======    =======
Premiums and contract charges:
  Life and annuities........................................  $27,175    $27,175    $    --
                                                              =======    =======    =======


                                                               GROSS                  NET
                                                               AMOUNT     CEDED      AMOUNT
                                                              --------   --------   --------

YEAR ENDED DECEMBER 31, 1998
Life insurance in force.....................................  $12,056    $12,056    $    --
                                                              =======    =======    =======
Premiums and contract charges:
  Life and annuities........................................  $19,009    $19,009    $    --
                                                              =======    =======    =======


                                                               GROSS                  NET
                                                               AMOUNT     CEDED      AMOUNT
                                                              --------   --------   --------

YEAR ENDED DECEMBER 31, 1997
Life insurance in force.....................................  $ 4,095    $ 4,095    $    --
                                                              =======    =======    =======
Premiums and contract charges:
  Life and annuities........................................  $11,641    $11,641    $    --
                                                              =======    =======    =======


                       Glenbrook Life and Annuity Company
                           Financial Statements as of
                                 June 30, 2000
                                  (Unaudited)

                     GLENBROOK LIFE AND ANNUITY COMPANY
                            STATEMENTS OF OPERATIONS


                                                Three Months Ended                            Six Months Ended
                                                     June 30,                                      June 30,
                                      ---------------------------------------       ---------------------------------------
                                      ---------------------------------------       ---------------------------------------
($ in thousands)                            2000                  1999                    2000                  1999
                                      -----------------     -----------------       -----------------     -----------------
                                      -----------------     -----------------       -----------------     -----------------
                                        (Unaudited)                                   (Unaudited)

Revenues

Net investment income                     $ 2,700               $ 1,604                 $ 5,255               $ 3,182
Realized capital gains and losses              24                   429                      90                   429
                                              ---                  ----                     ---                   ---

Income from operations
    before income tax expense               2,724                 2,033                   5,345                 3,611
Income tax expense                            952                   710                   1,868                 1,261
                                             ----                  ----                  ------                 -----

Net income                                $ 1,772               $ 1,323                  $ 3,477              $ 2,350
                                          =======               =======                 ========              =======






See notes to financial statements.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                        STATEMENTS OF FINANCIAL POSITION


                                                                      June 30,          December 31,
                                                                        2000                1999
                                                                 -------------------  ------------------
                                                                 -------------------  ------------------
($ in thousands, except par value data)                             (Unaudited)

Assets
Investments
   Fixed income securities, at fair value
      (amortized cost $148,702 and $94,173)                         $ 148,122            $ 92,937
   Short-term                                                           3,122              53,063
                                                                       ------             ------
         Total investments                                            151,244             146,000

Cash                                                                       39                   9
Reinsurance recoverable from
   Allstate Life Insurance Company, net                             4,468,627           4,144,165
Deferred income taxes                                                      64                 293
Other assets                                                            3,485               2,706
Separate Accounts                                                   1,789,320           1,541,756
                                                                   ----------          ---------
         Total assets                                             $ 6,412,779         $ 5,834,929
                                                                  ===========         ===========

Liabilities
Reserve for life-contingent contract benefits                         $ 5,085               $ 800
Contractholder funds                                                4,463,542           4,143,365
Current income taxes payable                                            4,229               2,360
Payable to affiliates, net                                              4,174               4,122
Separate Accounts                                                   1,789,320           1,541,756
                                                                   ----------          ----------
         Total liabilities                                          6,266,350           5,692,403
                                                                   ----------          ----------

Commitments and Contingent Liabilities (Note 4)

Shareholder's Equity
Common stock, $500 par value, 10,000 shares
    authorized, 5,000 issued and outstanding                            2,500               2,500
Additional capital paid-in                                            119,241             119,241
Retained income                                                        25,065              21,588

Accumulated other comprehensive income:

    Unrealized net capital losses                                        (377)               (803)
                                                                        -----               -----
         Total accumulated other comprehensive income                    (377)               (803)
                                                                        -----               -----
         Total shareholder's equity                                   146,429             142,526
                                                                     --------             -------
         Total liabilities and shareholder's equity               $ 6,412,779         $ 5,834,929
                                                                 ============         ===========


See notes to financial statements.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                            STATEMENTS OF CASH FLOWS


                                                                           Six Months Ended
                                                                                June 30,
                                                                -----------------------------------------
                                                                -----------------------------------------
($ in thousands)                                                      2000                   1999
                                                                ------------------     ------------------
                                                                -----------------------------------------
                                                                              (Unaudited)

Cash flows from operating activities
Net income                                                       $ 3,477                $ 2,350
Adjustments to reconcile net income to net cash
    provided by operating activities:
         Amortization and other non-cash items                      (373)                    19
         Realized capital gains and losses                           (90)                  (429)
         Changes in:
              Income taxes payable                                 1,868                  1,262
              Other operating assets and liabilities                (776)                  (187)
                                                                   -----                  -----
                 Net cash provided by operating activities         4,106                  3,015
                                                                   -----                  -----

Cash flows from investing activities
Fixed income securities
       Proceeds from sales                                         6,227                  7,108
       Investment collections                                      1,178                  3,373
       Investment purchases                                      (61,762)               (16,389)
Change in short-term investments, net                             50,281                  2,893
                                                                 -------                 ------
               Net cash used in investing activities              (4,076)                (3,015)
                                                                 -------                -------


Net increase in cash                                                 30                      -
Cash at the beginning of period                                       9                      -
                                                                     --                      -
Cash at end of period                                              $ 39                    $ -
                                                                  =====                    ===





See notes to financial statements.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (Unaudited)

1.   BASIS OF PRESENTATION

          The accompanying financial statements include the accounts of Glenbrook Life and Annuity Company (the "Company"), a wholly owned subsidiary of Allstate Life Insurance Company ("ALIC"), which is wholly owned by Allstate Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America.

          The financial statements and notes as of June 30, 2000, and for the three month and six month periods ended June 30, 2000 and 1999, are unaudited. The financial statements reflect all adjustments (consisting only of normal recurring accruals) which are, in the opinion of management, necessary for the fair presentation of the financial position, results of operations and cash flows for the interim periods. The financial statements and notes should be read in conjunction with the financial statements and notes thereto included in the Glenbrook Life and Annuity Company Annual Report on Form 10-K for 1999. The results of operations for the interim periods should not be considered indicative of results to be expected for the full year.

2.   REINSURANCE

          The Company has reinsurance agreements whereby substantially all contract charges, credited interest, policy benefits and certain expenses are ceded to ALIC and reflected net of such reinsurance in the statements of operations. Reinsurance recoverable and the related reserve for life-contingent contract benefits and contractholder funds are reported separately in the statements of financial position. The Company continues to have primary liability as the direct insurer for risks reinsured.

          Investment income earned on the assets which support contractholder funds and the reserve for life-contingent contract benefits is not included in the Company's financial statements as those assets are owned and managed under the terms of reinsurance agreements. The following table summarizes amounts which were ceded to ALIC under reinsurance agreements.


                                                   Three Months Ended                       Six Months Ended
                                                        June 30,                                June 30,
                                            ----------------------------------      ----------------------------------
     ($ in thousands)                             2000             1999                  2000              1999
                                            ----------------- ----------------      ---------------- -----------------
     Contract charges                            $9,659           $6,946               $18,533           $12,616
     Credited interest, policy benefits
          and certain expenses                   86,431           61,248               170,003           117,493

                       GLENBROOK LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (Unaudited)

3.       COMPREHENSIVE INCOME

        The components of other comprehensive income on a pretax and after-tax basis are as follows:


                                                                           Three months ended June 30,
                                                  -----------------------------------------------------------------------------
     ($ in thousands)                                           2000                                    1999
                                                 -------------------------------------    ------------------------------------
                                                                            After-                                 After-
                                                  Pretax         Tax         tax           Pretax        Tax         tax
     Unrealized capital gains and
         losses:
     Unrealized holding gains (losses)
         arising during the period                 $(19)         $  7      $ (12)        $(2,846)     $ 996     $(1,850)
     Less:  reclassification
          adjustments                               (14)            5         (9)            429       (150)         279
                                                   -----         ----     ------         -------      ------    --------
     Unrealized net capital gains (losses)           (5)            2         (3)         (3,275)      1,146      (2,129)
                                                   -----         ----     ------         -------      ------    --------
     Other comprehensive income (loss)              $(5)         $  2         (3)        $(3,275)     $1,146      (2,129)
                                                   =====         ====                    =======      ======
     Net income                                                            1,772                                   1,323
                                                                          ------                                --------
     Comprehensive income (loss)                                          $1,769                                  $ (806)
                                                                          ======                                ========


                                                                      Six months ended June 30,
                                             -----------------------------------------------------------------------------
     ($ in thousands)                                        2000                                    1999
                                             -------------------------------------    ------------------------------------
                                                                         After-                                 After-
                                               Pretax         Tax         tax           Pretax        Tax         tax
                                              ----------------------------------------------------------------------------
     Unrealized capital gains and losses:

     Unrealized holding gains (losses)
          arising during the period               $ 642        $(225)      $ 417         $(4,975)    $1,741        $(3,234)
     Less:  reclassification
          adjustments                               (14)           5          (9)            429       (150)           279
                                                  -----         ----        ----          ------      -----        -------
     Unrealized net capital gains (losses)          656         (230)        426          (5,404)      1,891         (3,513)
                                                  -----         ----      ------         -------      ------       --------
     Other comprehensive income (loss)            $ 656      $  (230)        426         $(5,404)     $1,891         (3,513)
                                                  =====      =======                     =======      ======
     Net income                                                            3,477                                      2,350
                                                                          ------                                   --------
     Comprehensive income (loss)                                          $3,903                                    $(1,163)
                                                                          ======                                   ========


                       GLENBROOK LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (Unaudited)

4.        REGULATION AND LEGAL PROCEEDINGS

               The Company's business is subject to the effects of a changing social, economic and regulatory environment. Recent public and regulatory initiatives have varied and include employee benefit regulations, removal of barriers preventing banks from engaging in the securities and insurance business, tax law changes affecting the taxation of insurance companies, and the tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles. The ultimate changes and eventual effects, if any, of these initiatives are uncertain.

               In the normal course of its business, the Company is involved in pending or threatened litigation and regulatory actions in which claims for monetary damages are asserted. At this time, based on their present status, it is the opinion of management, that the ultimate liability, if any, in one or more of these actions in excess of amounts currently reserved is not expected to have a material effect on the results of operations, liquidity or financial position of the Company.

                           Part II - Other Information

UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

REPRESENTATIONS AS TO FEES AND CHARGES


The Depositor, Glenbrook Life and Annuity Company, represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Glenbrook Life and Annuity Company under the Contracts. Glenbrook Life and Annuity Company bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need for Glenbrook Life and annuity Company to earn a profit; the degree to which the Contracts include innovative features; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all Contracts sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectus(es) contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or prospectus(es), or otherwise.

RULE 484 UNDERTAKING

The By-Laws of Glenbrook Life and Annuity Company ("Depositor") which are incorporated herein by reference as Exhibit 1 (A)(6)(b), provide that it will indemnify its officers and directors for certain damages and expenses that may be incurred in the performance of their duty to Depositor. No indemnification is provided, however, when such person is adjudged to be liable for negligence or misconduct in the performance of his or her duty, unless indemnification is deemed appropriate by the court upon application. Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

CONTENTS OF REGISTRATION STATEMENT

     Facing Sheet.
     Prospectus consisting of 77 pages.
     Undertaking to File Reports.
     Representation as to Fees and Charges.
     Rule 484 Undertaking.
     The Signatures.
     Written consents of the following persons:

         Freedman, Levy, Kroll & Simonds
         Deloitte & Touche LLP

The following exhibits:

1. The following exhibits are required by Article IX, paragraph A of the Form N-8B-2, and, unless otherwise noted, are filed herewith:

     (1)  Form of  resolution  of the Board of Directors  of Glenbrook  Life and
          Annuity  Company  authorizing   establishment  of  the  Variable  Life
          Separate Account A.*

     (2)  Not applicable.

     (3)  (a) Form of Principal  Underwriting  Agreement.**
          (b) Form of Selling Agreement.**
          (c) See Exhibit 1(A)(3)(b).

     (4)  Not applicable.

     (5)  (a) Specimen Contract.**

               (1)  Modified Single Premium Variable Life Insurance Contract**

               (2)  Last  survivor   Modified   Single  Premium   Variable  Life
                    Insurance  Contract.**


          (b)  Riders

               (1)  Amendatory Endorsement for Waiver of Charges (KLU100)**

               (2)  Amendatory Endorsement (KLU101)**

               (3)  Accelerated Death Benefit Rider (KLU 105)**

               (4)  Amendatory Endorsement for Waiver of Charges (KLU106)**

               (5) Accelerated Death Benefit Summary and Disclosure Statement (KLU74)**

               (6)  Accelerated Death Benefit Summary and Disclosure (KLU80)**

               (7)  Accelerated Death Benefit Effect on Contract (KLU99)**

               (8)  Accelerated Death Benefit Rider (KLU99)**

     (6) (a) Amended and Restated Articles of Incorporation and Article of Redomestication of Glenbrook Life and Annuity Company***

          (b) Amended and Restated By-laws of Glenbrook Life and Annuity Company***

     (7)  Not applicable.

     (8)  Form of Participation Agreements.****

     (9)  Not Applicable.

     (10) Form of Application for Contract.**

2.   Opinion of Counsel as to the legality of the securities being registered

     (a)  Illinois**

     (b)  Arizona******

3.   Not Applicable

4.   Not applicable.

5.   Not applicable

6.   Not applicable

7. Powers of Attorney for Thomas J. Wilson, II, Michael J. Velotta, Margaret Dyer, Marla Friedman, John C. Lounds, J. Kevin McCarthy, Samuel H. Pilch, Kevin R. Slawin, and Steven C. Verney.

8.   Consents:

     (1)  Freedman Levy Kroll & Simonds
     (2)  Deloitte & Touche LLP

9.   Procedures Memorandum pursuant to Rule 6e-3(T)(b)(12)(3)(iii)**

10.  (a)  Actuarial Opinion and Consent*******
     (b)  Actuarial Opinion and Consent (Blue Version)

11.  (a)  Hypothetical Illustrations*******
     (b)  Hypothetical Illustraitons (Blue Version)

* Previously filed in the initial filing to this Registration Statement (File No. 333-02581) dated April 16, 1996.

** Previously filed in Pre-Effective Amendment No. 1 to this Registration Statement (File No. 333-02581) dated September 20, 1996.

*** Incorporated herein by reference to Depositor's Form 10-K Annual Report filed March 30, 1999.

**** Dean Witter Fund agreement previously filed in S-6, Pre-Effective Amendment No. 1, Registration Statement No. 333-02581, dated September 20, 1996; AIM Fund agreement incorporated by reference to Depositor's N-4 Registration Statement No. 33-62203 dated November 21, 1995; Fidelity Fund Agreement incorporated by reference from Depositor's N-4 Registration Statement No. 33-60882 dated June 11, 1993; Dreyfus Fund, MFS Fund and American Century Fund agreements previously filed in Post-Effective Amendment No. 3 to this Registration Statement (File No. 333-02581) dated May 1, 1998.

*****Previously filed in Post-Effective Amendment No. 3 to this Registration Statement (File No. 333-02581) dated May 1, 1998.

******Previously filed in Post-Effective Amendment No. 4 to this Registration Statement (File No. 333-02581) dated April 30, 1999.

*******Previously filed in Post-Effective Amendment No. 5 to this Registration Statement (File No. 333-02581) dated May 1, 2000.






                                    SIGNATURE

Pursuant to the requirements of the Securities Act of 1933 (the "Act"), the registrant, Glenbrook Life Variable Life Separate Account A, certifies that it meets all of the requirements for effectiveness of this amended Registration Statement pursuant to Rule 485(b) under the Act and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the Village or Northfield, and State of Illinois, on the 23rd day of August, 2000.

                 GLENBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A
                                  (REGISTRANT)

                       GLENBROOK LIFE AND ANNUITY COMPANY
                                  (DEPOSITOR)


(SEAL)

ATTEST:
/s/ Joanne M. Derrig                            By:/s/MICHAEL J. VELOTTA
----------------------                          ----------------------
Joanne M. Derrig                                Michael J. Velotta
Assistant Secretary, Assistant                  Vice President, Secretary and
General Counsel and Chief Compliance            General Counsel
Officer




Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed below by the following Directors and Officers of Glenbrook Life and Annuity Company on the 23rd day of August, 2000.

*/THOMAS J. WILSON, II               President,Chief Executive Officer
-----------------------                  and Director
Thomas J. Wilson, II

/s/MICHAEL J. VELOTTA                Vice President, Secretary, General Counsel
-----------------------                 and Director
Michael J. Velotta

*/KEVIN R. SLAWIN                    Vice President
----------------------                  (Principal Financial Officer)
Kevin R. Slawin

*/MARGARET G. DYER                   Director
----------------------
Margaret G. Dyer

*/MARLA G. FRIEDMAN                  Vice President and Director
---------------------
Marla G. Friedman

*/JOHN C. LOUNDS                     Director
----------------------
John C. Lounds

*/STEVEN C. VERNEY                   Director
----------------------
Steven C. Verney

*/J. KEVIN MCCARTHY                  Director
----------------------
J. Kevin McCarthy

*/SAMUEL H. PILCH                    Vice President and Controller
----------------------                 (Principal Accounting Officer)
Samuel H. Pilch


*/By Michael J. Velotta, pursuant to Powers of Attorney filed herewith.



                  EXHIBIT LIST

The following exhibits are filed herewith:

Exhibit No.                Description

-------------              --------------

7 Powers of Attorney for Margaret Dyer, Marla Friedman, John C. Lounds, J. Kevin McCarthy, Samuel H. Pilch, Kevin R. Slawin, Michael J. Velotta, Steven C. Verney, and Thomas J. Wilson, II.

8(1)           Consent of Freedman, Levy, Kroll & Simonds
8(2)           Independent Auditors' Consent
10(b)          Actuarial Opinion and Consent (Blue Version)
11(b)          Hypothetical Illustrations (Blue Version)